As filed with the SEC on April 30, 2020

Registration No. 333-123884

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 19	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 106	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐        immediately upon filing pursuant to paragraph (b) of rule 485

☒        on April 30, 2020, pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a) (1) of rule 485

☐        on       , pursuant to paragraph (a) (1) of rule 485

☐        75 days after filing pursuant to paragraph (a) (2) of rule 485

☐        on          , pursuant to paragraph (a) (2) of rule 485

Page   of   Exhibit Index Appears on Page

Prospectus

Fidelity Personal Retirement Annuity®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 61 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

The Fidelity VIP Funds are managed by Fidelity Management & Research Company LLC: Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP ContrafundSM, Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Emerging Markets, Fidelity® VIP Energy, Fidelity® VIP Equity-Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Financial Services, Fidelity® VIP Floating Rate High Income, Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP Health Care, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP Industrials, Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Investor Freedom® 2005, Fidelity® VIP Investor Freedom® 2010, Fidelity® VIP Investor Freedom® 2015, Fidelity® VIP Investor Freedom® 2020, Fidelity® VIP Investor Freedom® 2025, Fidelity® VIP Investor Freedom® 2030, and Fidelity® VIP Investor Freedom IncomeSM, Fidelity® VIP Materials, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income, Fidelity® VIP Technology, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Utilities, Fidelity® VIP Value and Fidelity® VIP Value Strategies.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

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Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2020. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 91.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Fidelity® VIP Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY®

Nationally 1-800-544-2442

Date: April 30, 2020

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	11
Investment Allocation of Your Purchase Payment	11
Making Exchanges Among Investment Options	11
Accumulation Units	14
Withdrawals	14
Systematic Withdrawal Program	15
Postponement of Payment	15
Signature Guarantee or Customer Authentication	15
Charges	15
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof of Death	16
Required Distributions on Death of Owner	16
Annuity Date	17
Annuity Income	17
Contracts Owned by Trusts	18
Contracts Owned Under UGMA/UTMA Arrangements	18
Abandoned Property	18
Reports to Owners	19
Tax Considerations	19
Other Contract Provisions
Selling the Contracts	24
Automatic Annuity Builder	25
Dollar Cost Averaging	25
Automatic Rebalancing	25
Special Provisions for Sales Under Sponsored Arrangements	25
More About the Investment Options and the Funds
Changes in Investment Options	26
Total Return for an Investment Option	26
Voting Rights	26
Resolving Material Conflicts	27
Litigation	27
Appendix A: Table of Accumulation Values	28
Appendix B: Table of Accumulation Values	49
Appendix C: Table of Accumulation Values	70
Table of Contents of the Statement of Additional Information	91

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 61 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of

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the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

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If you cancel your Contract during the Free Look Period we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals.

In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20	%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25	%B

B  You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

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The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$255	$785	$1,340	$2,856

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 61 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company LLC
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company LLC
Fidelity® VIP Communication Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company LLC
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company LLC
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Investor Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	Fidelity Management & Research Company LLC
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company LLC
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income.	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from

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different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  1035 Exchanges of Beneficiary Inherited Annuity Contracts

If you are a non-spouse beneficiary of a non-qualified deferred annuity issued by another insurance company ("Source Contract"), you may purchase a Fidelity Personal Retirement Annuity Contract via a tax-free exchange pursuant to Section 1035 of the Code provided:

o  The original owner of the Source Contract is deceased;

o  You exchange one-hundred percent (100%) of your interest in the Source Contract;

o  You are eligible to receive payments in accordance with Section 72(s)(2) of the Code and implementing regulations ("Stretch Payments"), and have not yet started such payments; and

o  You fulfill any other requirements that we require to ensure we can administer the Contract in compliance with the Code.

The non-spouse beneficiary of the Source Contract becomes, upon issuance, the sole Owner and Annuitant of this Contract, and changes to the Owner and Annuitant are not permitted. Since we issue such Contracts solely to distribute Stretch Payments required by the Code, no additional Purchase Payments are allowed and no annuity income payments are made on the Annuity Date. Other than the Stretch Payments that we will distribute to you, the only other way you may access your Contract Value is by making a complete withdrawal, at which time the Contract will terminate. Upon your death, your beneficiary(ies) will be paid his or her share of the Contract Value in a single lump-sum payment upon receipt in good order at the Annuity Service Center of written proof of death and any other required forms. The Contract will terminate upon such payment(s).

•  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

•  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that

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was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

• The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

• We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

•  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

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FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

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Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

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As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

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Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may make a telephone, mail, or internet request for a partial withdrawal. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $25,000. Limitations for online withdrawals may be lower. We reserve the right to change telephone and online withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

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FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership;

2.  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

1  The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

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We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5)  Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over a period not extending beyond their life expectancy in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/ surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

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In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner's 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner's 95th birthday. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)  The guaranteed annuity income purchase rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.

•  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

•  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be

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responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

•  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of

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not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

•  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

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•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin.

However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

•  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

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•  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

•  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2)  if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1)  is made on or after the taxpayer attains age 59 1/2;

(2)  is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3)  is attributable to the Owner's becoming disabled (as defined in the tax law);

(4)  is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

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(5)  is made under an immediate annuity contract (as defined in the tax law); or

(6)  satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

•  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

FPRA

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2.  Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries

FPRA

who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual's spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Company LLC ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

FPRA

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

FPRA

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

FPRA

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

FPRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.07	22.47	5,443,204
2018	20.20	19.07	5,803,228
2017	17.77	20.20	5,762,301
2016	17.30	17.77	5,874,294
2015	17.33	17.30	6,233,604
2014	16.43	17.33	5,820,618
2013	14.25	16.43	4,901,101
2012	12.70	14.25	4,655,392
2011	13.09	12.70	4,632,726
2010	11.49	13.09	4,238,908

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.51	23.88	3,023,214
2018	21.20	19.51	3,292,256
2017	17.91	21.20	3,389,841
2016	17.54	17.91	3,582,434
2015	17.58	17.54	3,783,192
2014	16.66	17.58	3,132,324
2013	13.66	16.66	2,079,180
2012	11.86	13.66	1,650,660
2011	12.69	11.86	1,871,176
2010	10.94	12.69	1,699,286

FPRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.12	28.69	47,847,168
2018	24.22	23.12	47,422,405
2017	20.88	24.22	45,199,637
2016	19.53	20.88	41,829,092
2015	19.48	19.53	37,482,973
2014	17.72	19.48	28,478,045
2013	14.86	17.72	22,525,495
2012	12.96	14.86	16,113,790
2011	13.49	12.96	14,520,594
2010	11.46	13.49	13,239,282

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.19	11.01	9,421,308
2018	*	10.00	10.19	2,681,119

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.72	20.85	1,506,390
2018	16.66	15.72	1,106,457
2017	16.39	16.66	1,170,167
2016	13.39	16.39	2,176,778
2015	13.12	13.39	823,962
2014	12.71	13.12	680,933
2013	10.50	12.71	748,972
2012	8.78	10.50	601,168
2011	8.98	8.78	382,670
2010	7.66	8.98	339,691

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	29.41	37.29	2,085,283
2018	29.83	29.41	2,496,510
2017	24.50	29.83	2,053,515
2016	23.36	24.50	2,422,974
2015	22.38	23.36	3,578,165
2014	20.47	22.38	1,886,144
2013	14.55	20.47	2,718,024
2012	12.01	14.55	1,034,262
2011	12.26	12.01	582,249
2010	9.37	12.26	1,046,576

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	22.61	29.72	3,812,445
2018	26.95	22.61	3,912,352
2017	23.60	26.95	5,147,796
2016	22.82	23.60	6,475,200
2015	20.91	22.82	4,894,398
2014	18.14	20.91	3,928,723
2013	14.94	18.14	4,297,781
2012	12.99	14.94	3,557,457
2011	12.05	12.99	1,819,333
2010	10.49	12.05	776,414

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	25.38	33.28	24,413,221
2018	27.21	25.38	26,868,634
2017	22.39	27.21	28,335,671
2016	20.80	22.39	30,317,587
2015	20.73	20.80	31,485,826
2014	18.58	20.73	30,477,718
2013	14.20	18.58	29,565,831
2012	12.24	14.20	27,836,841
2011	12.60	12.24	27,416,036
2010	10.79	12.60	26,980,360

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.51	22.81	4,489,176
2018	21.35	18.51	5,105,492
2017	20.02	21.35	5,344,837
2016	16.38	20.02	6,099,019
2015	16.75	16.38	5,599,152
2014	15.97	16.75	4,943,115
2013	11.59	15.97	5,717,623
2012	9.77	11.59	2,882,331
2011	9.92	9.77	2,699,282
2010	7.93	9.92	2,526,993

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	27.22	35.32	1,698,010
2018	28.73	27.22	1,946,092
2017	23.28	28.73	2,112,533
2016	22.70	23.28	2,583,692
2015	22.48	22.70	3,927,916
2014	20.34	22.48	3,353,683
2013	14.72	20.34	2,705,551
2012	12.05	14.72	1,461,418
2011	12.40	12.05	1,111,733
2010	10.51	12.40	1,206,153

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	9.52	12.29	3,642,122
2018	11.64	9.52	3,853,324
2017	7.92	11.64	5,085,203
2016	7.71	7.92	1,870,630
2015	8.59	7.71	1,636,216
2014	8.50	8.59	1,653,199
2013	8.21	8.50	1,758,457
2012	7.21	8.21	1,756,194
2011	9.15	7.21	2,251,236
2010	7.79	9.15	2,556,263

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.23	13.42	2,680,145
2018	16.27	12.23	3,440,426
2017	16.74	16.27	3,745,167
2016	12.55	16.74	5,151,020
2015	15.84	12.55	4,004,894
2014	18.18	15.84	3,497,106
2013	14.66	18.18	3,144,460
2012	14.01	14.66	3,542,312
2011	14.79	14.01	4,534,678
2010	12.43	14.79	4,504,436

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.92	25.31	7,569,537
2018	21.80	19.92	8,005,769
2017	19.37	21.80	8,902,559
2016	16.47	19.37	9,610,027
2015	17.21	16.47	8,946,205
2014	15.88	17.21	9,874,424
2013	12.44	15.88	10,271,453
2012	10.63	12.44	8,542,254
2011	10.57	10.63	8,592,085
2010	9.21	10.57	8,230,257

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.43	10.59	2,432,303
2018	*	10.00	8.43	1,355,873

*  Period from 06/08/18 to 12/31/18

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.46	16.68	3,196,023
2018	14.83	12.46	4,207,084
2017	12.27	14.83	5,371,266
2016	10.38	12.27	4,638,440
2015	10.80	10.38	3,603,985
2014	9.78	10.80	3,213,299
2013	7.33	9.78	3,029,537
2012	5.73	7.33	2,048,981
2011	7.22	5.73	1,331,933
2010	6.75	7.22	1,776,191

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.10	12.05	7,521,241
2018	11.15	11.10	8,220,583
2017	10.78	11.15	5,839,121
2016	9.90	10.78	5,069,849
2015	9.93	9.90	4,276,003
2014	10.00	9.93	2,950,429

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.08	16.61	26,374,995
2018	15.38	15.08	25,967,873
2017	14.36	15.38	27,361,280
2016	14.00	14.36	27,068,384
2015	14.04	14.00	26,421,374
2014	13.52	14.04	26,485,680
2013	12.83	13.52	24,518,470
2012	12.18	12.83	23,463,433
2011	11.94	12.18	19,405,310
2010	11.13	11.94	13,130,210

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.00	20.00	44,073,596
2018	17.98	17.00	44,512,457
2017	15.75	17.98	44,745,225
2016	15.15	15.75	44,309,752
2015	15.17	15.15	44,463,260
2014	14.47	15.17	42,569,590
2013	12.62	14.47	39,144,256
2012	11.49	12.62	32,867,518
2011	11.57	11.49	29,435,891
2010	10.36	11.57	24,946,007

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.07	19.31	37,116,743
2018	17.22	16.07	37,335,219
2017	14.76	17.22	34,224,500
2016	14.12	14.76	32,620,290
2015	14.09	14.12	32,438,274
2014	13.40	14.09	28,643,253
2013	11.33	13.40	23,337,145
2012	10.18	11.33	16,986,450
2011	10.41	10.18	13,862,903
2010	9.19	10.41	8,250,419

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.68	21.64	41,734,678
2018	19.16	17.68	42,064,459
2017	16.11	19.16	41,780,892
2016	15.39	16.11	40,240,173
2015	15.35	15.39	39,792,321
2014	14.64	15.35	35,952,046
2013	12.05	14.64	30,720,781
2012	10.67	12.05	26,491,205
2011	11.02	10.67	26,083,771
2010	9.66	11.02	23,990,224

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.01	22.67	12,845,810
2018	19.81	18.01	13,319,257
2017	16.13	19.81	13,373,358
2016	15.31	16.13	12,979,113
2015	15.28	15.31	13,215,613
2014	14.55	15.28	11,785,521
2013	11.42	14.55	10,248,121
2012	10.04	11.42	8,773,679
2011	10.62	10.04	9,790,850
2010	9.16	10.62	9,024,552

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.53	11.73	71,660,814
2018	11.38	11.53	65,453,607
2017	11.33	11.38	47,048,324
2016	11.34	11.33	49,086,937
2015	11.37	11.34	45,559,797
2014	11.39	11.37	43,738,025
2013	11.42	11.39	45,967,464
2012	11.44	11.42	41,207,237
2011	11.46	11.44	45,466,765
2010	11.46	11.46	43,582,737

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	28.49	38.14	6,310,242
2018	28.63	28.49	7,092,577
2017	21.26	28.63	6,901,207
2016	21.16	21.26	5,932,294
2015	19.81	21.16	6,206,969
2014	17.86	19.81	5,657,451
2013	13.14	17.86	5,101,432
2012	11.50	13.14	5,175,602
2011	11.51	11.50	5,297,267
2010	9.30	11.51	5,031,233

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.28	30.18	3,896,919
2018	25.66	23.28	4,258,599
2017	22.02	25.66	4,950,968
2016	19.04	22.02	5,055,808
2015	19.54	19.04	4,727,422
2014	17.75	19.54	5,138,320
2013	13.33	17.75	3,973,156
2012	11.28	13.33	2,405,657
2011	11.14	11.28	1,780,175
2010	9.73	11.14	1,615,267

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	32.51	45.64	6,718,745
2018	29.00	32.51	5,136,110
2017	21.63	29.00	4,316,352
2016	21.63	21.63	4,403,032
2015	20.55	21.63	6,633,556
2014	18.38	20.55	3,277,366
2013	13.37	18.38	3,533,282
2012	11.21	13.37	3,332,221
2011	11.00	11.21	2,823,974
2010	8.92	11.00	2,271,041

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	42.75	54.71	6,226,336
2018	39.79	42.75	7,561,920
2017	31.92	39.79	7,250,723
2016	35.75	31.92	8,526,182
2015	33.72	35.75	11,556,887
2014	25.47	33.72	10,098,772
2013	16.37	25.47	7,969,789
2012	13.60	16.37	4,041,322
2011	12.59	13.60	2,970,266
2010	10.77	12.59	1,625,294

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.92	22.84	8,273,256
2018	20.69	19.92	8,216,936
2017	19.40	20.69	9,432,563
2016	16.96	19.40	10,267,964
2015	17.66	16.96	9,927,232
2014	17.50	17.66	10,905,665
2013	16.56	17.50	11,853,032
2012	14.53	16.56	11,623,371
2011	14.03	14.53	8,551,314
2010	12.33	14.03	7,783,064

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	25.81	33.82	39,573,611
2018	27.09	25.81	40,428,600
2017	22.32	27.09	41,475,023
2016	20.00	22.32	39,114,810
2015	19.79	20.00	33,355,488
2014	17.47	19.79	27,983,349
2013	13.24	17.47	22,797,934
2012	11.45	13.24	16,934,828
2011	11.25	11.45	15,331,492
2010	9.81	11.25	14,445,690

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	29.85	38.14	1,574,648
2018	35.28	29.85	1,898,711
2017	29.46	35.28	2,271,353
2016	25.52	29.46	2,384,485
2015	26.10	25.52	1,999,396
2014	24.65	26.10	2,357,283
2013	17.68	24.65	2,734,807
2012	14.82	17.68	1,562,283
2011	15.59	14.82	1,854,224
2010	11.93	15.59	1,854,549

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.17	24.14	5,541,119
2018	20.90	18.17	5,737,689
2017	15.37	20.90	6,064,123
2016	15.88	15.37	4,754,059
2015	15.43	15.88	4,888,730
2014	15.04	15.43	3,601,682
2013	12.41	15.04	3,047,331
2012	9.89	12.41	1,875,406
2011	11.34	9.89	1,556,115
2010	9.83	11.34	1,706,316

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.64	10.47	4,453,515
2018	*	10.00	8.64	1,931,128

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.24	17.77	22,394,408
2018	16.38	16.24	20,054,512
2017	15.76	16.38	22,905,979
2016	15.08	15.76	22,541,728
2015	15.23	15.08	19,168,916
2014	14.42	15.23	17,840,165
2013	14.72	14.42	15,387,787
2012	13.95	14.72	20,720,825
2011	13.04	13.95	18,241,394
2010	12.12	13.04	17,304,391

FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.34	19.69	901,515
2018	17.92	17.34	872,896
2017	16.19	17.92	868,454
2016	15.47	16.19	774,603
2015	15.56	15.47	717,965
2014	14.96	15.56	841,183
2013	13.67	14.96	725,495
2012	12.50	13.67	617,170
2011	12.53	12.50	559,618
2010	11.27	12.53	588,572

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.67	21.63	2,430,922
2018	19.51	18.67	2,330,688
2017	17.30	19.51	2,601,085
2016	16.47	17.30	2,647,632
2015	16.57	16.47	2,715,785
2014	15.88	16.57	2,791,338
2013	14.04	15.88	2,750,794
2012	12.59	14.04	2,809,294
2011	12.66	12.59	2,840,318
2010	11.25	12.66	3,145,768

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.24	22.69	3,380,452
2018	20.31	19.24	3,654,423
2017	17.70	20.31	3,942,793
2016	16.77	17.70	4,108,050
2015	16.87	16.77	4,238,479
2014	16.16	16.87	4,403,052
2013	14.17	16.16	4,379,172
2012	12.67	14.17	4,068,644
2011	12.75	12.67	3,978,615
2010	11.30	12.75	3,844,470

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.36	23.20	6,282,655
2018	20.64	19.36	6,647,091
2017	17.75	20.64	7,065,225
2016	16.78	17.75	7,269,057
2015	16.88	16.78	7,547,298
2014	16.16	16.88	7,718,068
2013	13.97	16.16	6,880,585
2012	12.36	13.97	6,117,316
2011	12.53	12.36	5,658,625
2010	10.97	12.53	5,223,713

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.37	24.74	6,754,393
2018	21.86	20.37	6,667,850
2017	18.60	21.86	6,571,189
2016	17.57	18.60	6,078,771
2015	17.67	17.57	6,031,490
2014	16.87	17.67	5,082,831
2013	14.10	16.87	4,389,765
2012	12.28	14.10	3,394,264
2011	12.60	12.28	2,880,389
2010	10.91	12.60	2,442,154

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.36	25.27	7,816,426
2018	22.15	20.36	7,505,232
2017	18.37	22.15	7,045,317
2016	17.29	18.37	6,380,441
2015	17.39	17.29	6,193,969
2014	16.63	17.39	5,518,526
2013	13.70	16.63	4,747,244
2012	11.89	13.70	3,647,478
2011	12.26	11.89	3,169,791
2010	10.58	12.26	2,722,230
FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.08	17.97	2,887,131
2018	16.45	16.08	2,795,487
2017	15.21	16.45	3,088,125
2016	14.60	15.21	3,031,994
2015	14.69	14.60	3,002,336
2014	14.19	14.69	2,821,693
2013	13.49	14.19	2,695,871
2012	12.70	13.49	1,994,868
2011	12.53	12.70	1,629,562
2010	11.69	12.53	1,642,717

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	17.77	20.07	794,258
2018	23.33	17.77	1,045,018
2017	18.56	23.33	1,475,661
2016	16.61	18.56	1,285,924
2015	18.31	16.61	1,101,036
2014	18.30	18.31	1,386,252
2013	15.03	18.30	1,512,655
2012	12.55	15.03	1,832,389
2011	13.72	12.55	2,079,291
2010	10.71	13.72	2,199,477

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	24.70	30.39	8,436,105
2018	29.00	24.70	9,715,852
2017	24.08	29.00	10,611,722
2016	21.53	24.08	11,366,210
2015	21.90	21.53	12,061,237
2014	20.68	21.90	11,538,524
2013	15.23	20.68	11,972,100
2012	13.31	15.23	11,610,782
2011	14.94	13.31	13,346,588
2010	11.63	14.94	13,706,193

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.47	19.71	5,768,820
2018	18.22	15.47	6,597,225
2017	14.03	18.22	8,054,057
2016	14.83	14.03	6,802,011
2015	14.36	14.83	7,150,843
2014	15.68	14.36	6,161,379
2013	12.05	15.68	6,366,180
2012	10.02	12.05	5,952,246
2011	12.14	10.02	6,706,640
2010	10.76	12.14	6,810,585

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	22.07	27.11	3,189,709
2018	23.62	22.07	3,179,840
2017	22.77	23.62	3,696,828
2016	21.61	22.77	4,811,507
2015	20.90	21.61	4,842,104
2014	16.12	20.90	4,833,786
2013	15.87	16.12	4,162,632
2012	13.44	15.87	4,267,723
2011	12.47	13.44	3,039,740
2010	9.60	12.47	2,826,046

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.05	21.07	19,707,749
2018	19.61	19.05	21,366,390
2017	18.24	19.61	24,663,519
2016	16.90	18.24	24,355,369
2015	17.23	16.90	25,789,294
2014	16.68	17.23	27,653,942
2013	16.68	16.68	27,839,352
2012	15.13	16.68	32,932,829
2011	14.51	15.13	27,119,466
2010	13.27	14.51	22,121,005

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	39.67	59.85	5,274,361
2018	43.08	39.67	5,654,743
2017	28.68	43.08	5,735,322
2016	25.82	28.68	4,226,141
2015	24.40	25.82	4,289,511
2014	21.87	24.40	3,399,240
2013	17.16	21.87	2,745,231
2012	14.64	17.16	2,799,477
2011	16.30	14.64	2,836,042
2010	12.80	16.30	3,089,876

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		9.00	11.74	6,379,632
2018	*	10.00	9.00	3,591,773

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	29.48	36.22	3,072,749
2018	27.20	29.48	2,503,265
2017	23.14	27.20	2,191,361
2016	20.35	23.14	2,400,832
2015	22.87	20.35	1,610,146
2014	18.85	22.87	2,162,429
2013	15.62	18.85	1,526,350
2012	14.59	15.62	1,525,814
2011	12.93	14.59	1,700,910
2010	11.67	12.93	1,016,925

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.96	26.29	2,812,858
2018	23.24	19.96	3,022,618
2017	20.17	23.24	3,209,756
2016	18.07	20.17	3,695,909
2015	18.26	18.07	3,633,429
2014	16.45	18.26	3,246,112
2013	12.45	16.45	2,496,044
2012	10.33	12.45	1,709,451
2011	10.63	10.33	1,877,102
2010	9.05	10.63	2,361,622

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.00	26.78	1,496,003
2018	24.26	20.00	1,525,587
2017	20.39	24.26	1,831,040
2016	18.66	20.39	2,247,442
2015	19.30	18.66	2,722,604
2014	18.14	19.30	2,187,624
2013	13.94	18.14	2,735,274
2012	10.98	13.94	2,676,668
2011	12.09	10.98	2,338,143
2010	9.58	12.09	2,492,874

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.69	14.91	6,194,711
2018		13.75	12.69	7,099,188
2017		12.12	13.75	8,097,083
2016		11.69	12.12	8,254,804
2015		11.82	11.69	9,736,562
2014		11.62	11.82	9,776,829
2013		10.17	11.62	7,945,272
2012	*	9.90	10.17	2,782,600

*  Period from 4/30/2012 to 12/31/2012

FPRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.39	10.91	2,682,235
2018		10.38	10.39	2,488,726
2017		10.27	10.38	3,006,418
2016		10.23	10.27	3,884,347
2015		10.20	10.23	3,057,336
2014		9.89	10.20	2,035,357
2013		10.15	9.89	1,676,226
2012	*	10.05	10.15	2,588,018

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		11.25	11.45	3,394,234
2018		11.07	11.25	3,993,067
2017		10.88	11.07	4,589,691
2016		10.60	10.88	4,865,791
2015		11.10	10.60	5,949,978
2014		10.93	11.10	6,783,230
2013		10.78	10.93	5,931,728
2012	*	10.00	10.78	2,718,672

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.14	15.16	513,586
2018	14.37	12.14	636,325
2017	11.72	14.37	664,564
2016	11.00	11.72	654,818
2015	11.19	11.00	662,608
2014	11.14	11.19	673,331
2013	9.12	11.14	730,192
2012	8.03	9.12	541,960
2011	9.04	8.03	687,120
2010	8.17	9.04	627,923

FPRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	14.91	17.60	1,996,449
2018	18.30	14.91	2,415,933
2017	14.32	18.30	3,013,686
2016	11.85	14.32	3,127,860
2015	14.83	11.85	3,290,813
2014	15.55	14.83	3,892,901
2013	15.75	15.55	4,398,498
2012	12.90	15.75	4,879,719
2011	15.74	12.90	5,348,329
2010	12.82	15.74	5,702,056

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	18.03	20.55	2,037,395
2018	19.42	18.03	2,214,911
2017	17.75	19.42	2,678,595
2016	16.09	17.75	2,917,389
2015	16.32	16.09	3,143,915
2014	15.89	16.32	3,830,804
2013	17.46	15.89	4,622,592
2012	14.84	17.46	6,691,845
2011	13.90	14.84	4,044,461
2010	12.70	13.90	3,442,774

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	13.18	15.72	1,142,293
2018	16.01	13.18	1,214,662
2017	11.88	16.01	1,434,451
2016	11.16	11.88	1,398,623
2015	12.53	11.16	1,371,681
2014	13.15	12.53	1,617,138
2013	13.32	13.15	2,035,444
2012	11.13	13.32	2,379,173
2011	13.65	11.13	2,812,884
2010	11.49	13.65	3,695,903

FPRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	13.17	15.47	587,986
2018	14.12	13.17	662,474
2017	12.19	14.12	756,274
2016	11.58	12.19	905,912
2015	12.40	11.58	1,055,579
2014	12.17	12.40	1,293,115
2013	10.52	12.17	1,026,726
2012	9.27	10.52	979,330
2011	9.64	9.27	1,130,061
2010	9.15	9.64	1,542,657

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		5.25	5.83	904,506
2018		6.13	5.25	1,094,535
2017		6.01	6.13	1,167,683
2016		5.24	6.01	1,274,768
2015		7.07	5.24	964,357
2014		8.68	7.07	946,436
2013		10.20	8.68	949,914
2012	*	10.01	10.20	846,293

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.66	12.10	12,615,049
2018	11.65	11.66	13,116,807
2017	11.52	11.65	14,735,313
2016	11.39	11.52	16,286,933
2015	11.38	11.39	16,623,994
2014	11.32	11.38	18,194,847
2013	11.36	11.32	20,154,363
2012	10.76	11.36	21,315,779
2011	10.67	10.76	17,433,769
2010	10.15	10.67	12,675,058

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.83	13.88	4,585,286
2018	13.15	12.83	5,142,122
2017	12.72	13.15	5,767,904
2016	12.13	12.72	6,211,673
2015	12.49	12.13	6,584,270
2014	12.15	12.49	7,955,388
2013	13.42	12.15	10,374,566
2012	12.37	13.42	18,226,896
2011	11.10	12.37	12,793,349
2010	10.29	11.10	5,994,647

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	13.38	14.46	17,022,811
2018	13.49	13.38	17,910,288
2017	12.89	13.49	19,984,152
2016	12.58	12.89	20,826,170
2015	12.56	12.58	20,364,636
2014	12.07	12.56	21,086,325
2013	12.35	12.07	25,210,059
2012	11.29	12.35	30,949,235
2011	10.93	11.29	20,457,985
2010	10.13	10.93	13,552,966

Any Subaccounts that were not part of the Variable Account in 2019 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.00	27.10	529,941
2018	24.37	23.00	547,831
2017	21.44	24.37	482,026
2016	20.86	21.44	586,912
2015	20.90	20.86	630,192
2014	19.82	20.90	705,542
2013	17.18	19.82	678,977
2012	15.32	17.18	751,065
2011	15.79	15.32	924,419
2010	13.87	15.79	1,081,728

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	25.97	31.78	165,563
2018	28.21	25.97	180,219
2017	23.83	28.21	178,986
2016	23.34	23.83	216,596
2015	23.40	23.34	247,379
2014	22.17	23.40	249,469
2013	18.17	22.17	244,523
2012	15.79	18.17	218,115
2011	16.88	15.79	269,460
2010	14.57	16.88	295,453

FPRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	31.86	39.53	2,090,980
2018	33.37	31.86	2,331,348
2017	28.77	33.37	2,474,782
2016	26.91	28.77	2,514,199
2015	26.83	26.91	2,679,975
2014	24.41	26.83	2,465,327
2013	20.47	24.41	2,253,483
2012	17.85	20.47	1,854,441
2011	18.58	17.85	1,986,528
2010	15.80	18.58	1,849,881

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at			Accumulation Unit Value at	Number of Accumulation Units at
Beginning of Period			End of Period	End of Period
2019		10.19	11.01	529,444
2018	*	10.00	10.19	245,952

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at		Accumulation Unit Value at	Number of Accumulation Units at
Beginning of Period		End of Period	End of Period
2019	38.13	50.57	64,815
2018	40.41	38.13	55,675
2017	39.76	40.41	51,536
2016	32.49	39.76	147,439
2015	31.82	32.49	49,359
2014	30.82	31.82	30,731
2013	25.48	30.82	49,908
2012	21.28	25.48	53,576
2011	21.78	21.28	26,750
2010	18.60	21.78	42,420

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	53.16	67.41	113,941
2018	53.92	53.16	148,223
2017	44.28	53.92	120,188
2016	42.23	44.28	178,763
2015	40.45	42.23	242,159
2014	37.01	40.45	164,688
2013	26.30	37.01	295,138
2012	21.71	26.30	98,468
2011	22.16	21.71	60,865
2010	16.95	22.16	161,401

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	28.29	37.18	254,858
2018	33.73	28.29	258,694
2017	29.53	33.73	400,632
2016	28.55	29.53	583,110
2015	26.16	28.55	474,716
2014	22.71	26.16	438,464
2013	18.69	22.71	489,545
2012	16.25	18.69	433,839
2011	15.07	16.25	338,385
2010	13.14	15.07	141,295

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	36.56	47.95	2,021,247
2018	39.20	36.56	2,293,869
2017	32.26	39.20	2,557,381
2016	29.97	32.26	2,835,191
2015	29.87	29.97	3,159,257
2014	26.77	29.87	3,277,034
2013	20.46	26.77	3,388,918
2012	17.63	20.46	3,240,377
2011	18.15	17.63	3,576,199
2010	15.55	18.15	3,901,556

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	34.33	42.31	266,879
2018	39.60	34.33	334,749
2017	37.13	39.60	385,905
2016	30.38	37.13	437,980
2015	31.08	30.38	425,956
2014	29.63	31.08	451,117
2013	21.50	29.63	558,879
2012	18.12	21.50	371,891
2011	18.41	18.12	453,166
2010	14.72	18.41	441,387

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	41.13	53.36	92,421
2018	43.40	41.13	109,534
2017	35.16	43.40	130,000
2016	34.29	35.16	166,130
2015	33.96	34.29	289,020
2014	30.73	33.96	274,247
2013	22.24	30.73	266,799
2012	18.20	22.24	165,546
2011	18.74	18.20	159,257
2010	15.90	18.74	161,530

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	25.40	32.78	168,838
2018	31.06	25.40	186,792
2017	21.14	31.06	263,610
2016	20.56	21.14	139,414
2015	22.92	20.56	133,183
2014	22.68	22.92	156,380
2013	21.89	22.68	195,080
2012	19.22	21.89	267,339
2011	24.41	19.22	326,722
2010	20.79	24.41	373,007

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.28	17.86	176,582
2018	21.66	16.28	248,002
2017	22.29	21.66	253,977
2016	16.71	22.29	363,380
2015	21.09	16.71	342,517
2014	24.21	21.09	344,921
2013	19.51	24.21	355,007
2012	18.64	19.51	399,682
2011	19.69	18.64	546,257
2010	16.56	19.69	514,662

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	32.90	41.79	449,585
2018	35.99	32.90	495,687
2017	31.98	35.99	592,962
2016	27.20	31.98	688,808
2015	28.41	27.20	687,663
2014	26.22	28.41	794,703
2013	20.53	26.22	885,181
2012	17.56	20.53	755,016
2011	17.44	17.56	765,009
2010	15.21	17.44	771,126

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.43	10.59	161,267
2018	*	10.00	8.43	149,137

*  Period from 06/08/18 to 12/31/18

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	31.27	41.88	134,019
2018	37.24	31.27	197,284
2017	30.81	37.24	257,743
2016	26.06	30.81	230,489
2015	27.12	26.06	193,333
2014	24.55	27.12	195,110
2013	18.40	24.55	218,198
2012	14.37	18.40	114,006
2011	18.12	14.37	94,839
2010	16.95	18.12	107,148

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.10	12.05	731,102
2018	11.15	11.10	870,968
2017	10.78	11.15	671,368
2016	9.90	10.78	441,469
2015	9.93	9.90	406,058
2014	10.00	9.93	332,558

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	15.63	17.22	3,417,963
2018	15.94	15.63	3,669,610
2017	14.88	15.94	3,977,854
2016	14.51	14.88	4,377,271
2015	14.55	14.51	4,795,588
2014	14.01	14.55	5,347,207
2013	13.30	14.01	6,099,824
2012	12.63	13.30	7,150,686
2011	12.37	12.63	7,208,941
2010	11.55	12.37	6,971,892

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	21.24	24.98	4,783,914
2018	22.47	21.24	5,066,936
2017	19.68	22.47	5,471,783
2016	18.93	19.68	6,087,632
2015	18.95	18.93	6,774,401
2014	18.07	18.95	7,392,703
2013	15.77	18.07	7,687,517
2012	14.36	15.77	7,519,285
2011	14.45	14.36	7,892,202
2010	12.96	14.45	7,865,472

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.63	28.40	2,681,618
2018	25.32	23.63	2,872,765
2017	21.70	25.32	3,143,963
2016	20.76	21.70	3,338,726
2015	20.72	20.76	3,643,868
2014	19.71	20.72	4,046,212
2013	16.66	19.71	4,210,047
2012	14.97	16.66	4,148,743
2011	15.31	14.97	4,098,681
2010	13.52	15.31	4,120,307

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	25.36	31.03	3,175,387
2018	27.48	25.36	3,526,232
2017	23.11	27.48	3,568,496
2016	22.07	23.11	3,998,377
2015	22.02	22.07	4,419,450
2014	20.99	22.02	4,492,085
2013	17.29	20.99	4,503,303
2012	15.31	17.29	4,709,415
2011	15.80	15.31	5,044,629
2010	13.87	15.80	5,222,998

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	28.73	36.17	773,764
2018	31.61	28.73	874,261
2017	25.74	31.61	946,935
2016	24.42	25.74	1,009,011
2015	24.39	24.42	1,126,465
2014	23.22	24.39	1,330,881
2013	18.22	23.22	1,364,913
2012	16.01	18.22	1,195,043
2011	16.95	16.01	1,281,344
2010	14.63	16.95	1,282,298

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	10.11	10.29	7,618,861
2018	9.98	10.11	8,205,914
2017	9.94	9.98	5,944,762
2016	9.94	9.94	6,887,899
2015	9.97	9.94	6,689,987
2014	9.99	9.97	5,754,614
2013	10.01	9.99	7,072,885
2012	10.03	10.01	6,235,896
2011	10.04	10.03	8,244,096
2010	10.05	10.04	8,440,285

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	44.09	59.02	286,924
2018	44.30	44.09	344,430
2017	32.89	44.30	396,412
2016	32.74	32.89	337,041
2015	30.65	32.74	396,328
2014	27.63	30.65	413,672
2013	20.34	27.63	397,924
2012	17.79	20.34	455,729
2011	17.81	17.79	499,221
2010	14.40	17.81	497,464

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	34.22	44.37	237,583
2018	37.72	34.22	291,755
2017	32.37	37.72	358,667
2016	27.99	32.37	396,529
2015	28.72	27.99	419,975
2014	26.10	28.72	504,375
2013	19.60	26.10	480,783
2012	16.58	19.60	290,021
2011	16.38	16.58	232,898
2010	14.32	16.38	254,352

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	60.20	84.50	291,981
2018	53.70	60.20	237,175
2017	40.06	53.70	181,745
2016	40.06	40.06	194,827
2015	38.05	40.06	345,262
2014	34.03	38.05	210,080
2013	24.76	34.03	248,716
2012	20.77	24.76	278,998
2011	20.37	20.77	263,058
2010	16.52	20.37	159,203

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	59.96	76.73	458,715
2018	55.80	59.96	561,125
2017	44.76	55.80	559,171
2016	50.14	44.76	702,807
2015	47.29	50.14	1,047,318
2014	35.72	47.29	1,120,742
2013	22.95	35.72	941,019
2012	19.07	22.95	541,174
2011	17.66	19.07	391,926
2010	15.11	17.66	186,887

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.83	27.32	861,381
2018	24.75	23.83	965,211
2017	23.20	24.75	1,098,045
2016	20.29	23.20	1,259,628
2015	21.12	20.29	1,347,386
2014	20.93	21.12	1,670,489
2013	19.81	20.93	1,973,933
2012	17.38	19.81	2,160,853
2011	16.78	17.38	1,933,580
2010	14.76	16.78	2,113,722

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	37.61	49.27	2,357,876
2018	39.47	37.61	2,585,836
2017	32.51	39.47	2,846,485
2016	29.14	32.51	2,921,209
2015	28.83	29.14	2,623,612
2014	25.45	28.83	2,554,507
2013	19.29	25.45	2,553,210
2012	16.68	19.29	1,981,880
2011	16.39	16.68	2,069,488
2010	14.30	16.39	2,101,958

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	41.41	52.90	114,887
2018	48.94	41.41	140,433
2017	40.87	48.94	179,451
2016	35.40	40.87	218,780
2015	36.20	35.40	173,865
2014	34.19	36.20	226,835
2013	24.53	34.19	262,551
2012	20.55	24.53	141,286
2011	21.62	20.55	192,356
2010	16.56	21.62	236,230

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	36.61	48.63	216,451
2018	42.10	36.61	188,262
2017	30.96	42.10	248,494
2016	32.00	30.96	199,168
2015	31.09	32.00	222,071
2014	30.29	31.09	200,619
2013	24.99	30.29	207,577
2012	19.92	24.99	135,929
2011	22.85	19.92	113,519
2010	19.82	22.85	130,574

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.64	10.47	296,721
2018	*	10.00	8.64	252,288

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.08	17.59	2,851,278
2018	16.21	16.08	2,871,508
2017	15.60	16.21	3,457,605
2016	14.93	15.60	3,666,796
2015	15.07	14.93	3,416,149
2014	14.28	15.07	3,691,543
2013	14.57	14.28	3,607,979
2012	13.80	14.57	5,613,950
2011	12.90	13.80	5,904,416
2010	12.01	12.90	6,481,067
FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.52	23.32	114,755
2018	21.22	20.52	111,691
2017	19.17	21.22	118,026
2016	18.31	19.17	118,334
2015	18.42	18.31	157,508
2014	17.71	18.42	173,555
2013	16.18	17.71	176,446
2012	14.80	16.18	130,886
2011	14.83	14.80	99,294
2010	13.36	14.83	95,615

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	22.54	26.10	134,847
2018	23.55	22.54	167,174
2017	20.88	23.55	203,115
2016	19.88	20.88	209,112
2015	20.00	19.88	256,165
2014	19.17	20.00	282,587
2013	16.95	19.17	303,842
2012	15.19	16.95	295,121
2011	15.29	15.19	383,022
2010	13.58	15.29	433,478

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.42	27.62	351,477
2018	24.72	23.42	403,271
2017	21.55	24.72	429,260
2016	20.41	21.55	427,627
2015	20.54	20.41	440,527
2014	19.67	20.54	517,589
2013	17.25	19.67	529,592
2012	15.42	17.25	563,794
2011	15.51	15.42	573,382
2010	13.77	15.51	524,850

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	25.36	30.39	528,293
2018	27.03	25.36	556,056
2017	23.25	27.03	602,825
2016	21.99	23.25	841,779
2015	22.12	21.99	806,518
2014	21.17	22.12	860,350
2013	18.30	21.17	897,683
2012	16.19	18.30	876,980
2011	16.42	16.19	867,010
2010	14.39	16.42	839,300

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	27.26	33.11	480.574
2018	29.25	27.26	537,634
2017	24.89	29.25	569,658
2016	23.51	24.89	639,696
2015	23.65	23.51	679,829
2014	22.57	23.65	706,323
2013	18.86	22.57	719,710
2012	16.44	18.86	634,837
2011	16.86	16.44	601,202
2010	14.61	16.86	574,686

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	28.76	35.70	441,066
2018	31.30	28.76	483,811
2017	25.95	31.30	515,771
2016	24.43	25.95	514,640
2015	24.56	24.43	530,606
2014	23.49	24.56	545,352
2013	19.35	23.49	573,691
2012	16.79	19.35	514,707
2011	17.32	16.79	515,834
2010	14.96	17.32	483,120

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	16.50	18.43	139,710
2018	16.88	16.50	177,413
2017	15.60	16.88	190,024
2016	14.98	15.60	214,452
2015	15.07	14.98	233,978
2014	14.56	15.07	274,821
2013	13.84	14.56	345,570
2012	13.03	13.84	305,983
2011	12.86	13.03	325,591
2010	12.00	12.86	374,473

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	36.03	40.68	55,961
2018	47.31	36.03	82,883
2017	37.64	47.31	108,038
2016	33.67	37.64	100,282
2015	37.13	33.67	118,256
2014	37.11	37.13	162,020
2013	30.47	37.11	170,969
2012	25.44	30.47	209,204
2011	27.81	25.44	256,389
2010	21.72	27.81	243,456

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	34.48	42.32	698,950
2018	40.48	34.48	836,134
2017	33.61	40.48	980,847
2016	30.05	33.61	1,083,373
2015	30.58	30.05	1,182,187
2014	28.86	30.58	1,295,129
2013	21.26	28.86	1,418,258
2012	18.58	21.26	1,450,824
2011	20.85	18.58	1,759,453
2010	16.25	20.85	1,968,201

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	21.05	26.82	431,047
2018	24.79	21.05	96,099
2017	19.09	24.79	684,711
2016	20.18	19.09	598,771
2015	19.54	20.18	696,430
2014	21.33	19.54	674,359
2013	16.40	21.33	768,094
2012	13.63	16.40	716,319
2011	16.52	13.63	894,839
2010	14.65	16.52	953,424

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	47.07	57.82	173,379
2018	50.38	47.07	174,358
2017	48.57	50.38	224,485
2016	46.09	48.57	325,013
2015	44.58	46.09	352,115
2014	34.37	44.58	418,738
2013	33.85	34.37	418,686
2012	28.65	33.85	517,586
2011	26.59	28.65	401,220
2010	20.48	26.59	325,798

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.70	21.79	4,002,870
2018	20.28	19.70	4,355,287
2017	18.86	20.28	4,928,461
2016	17.48	18.86	5,299,122
2015	17.82	17.48	5,870,870
2014	17.25	17.82	6,802,825
2013	17.24	17.25	7,570,822
2012	15.64	17.24	9,537,467
2011	15.00	15.64	9,824,792
2010	13.73	15.00	9,857,295

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	70.76	106.76	318,479
2018	76.84	70.76	357,588
2017	51.15	76.84	428,062
2016	46.06	51.15	367,109
2015	43.53	46.06	368,882
2014	39.01	43.53	360,890
2013	30.62	39.01	299,352
2012	26.12	30.62	286,308
2011	29.07	26.12	331,636
2010	22.85	29.07	444,182

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		9.00	11.74	563,394
2018	*	10.00	9.00	441,740

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	30.04	36.90	299,919
2018	27.72	30.04	264,295
2017	23.58	27.72	233,697
2016	20.73	23.58	259,369
2015	23.30	20.73	228,109
2014	19.20	23.30	325,406
2013	15.92	19.20	246,727
2012	14.86	15.92	278,901
2011	13.17	14.86	427,047
2010	11.90	13.17	151,973

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	38.64	50.88	136,012
2018	44.98	38.64	145,104
2017	39.03	44.98	185,705
2016	34.98	39.03	220,920
2015	35.33	34.98	232,694
2014	31.83	35.33	205,337
2013	24.10	31.83	200,149
2012	19.99	24.10	171,506
2011	20.58	19.99	187,824
2010	17.53	20.58	187,102

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	41.82	56.01	59,258
2018	50.74	41.82	59,608
2017	42.64	50.74	78,630
2016	39.02	42.64	107,036
2015	40.36	39.02	121,424
2014	37.93	40.36	123,867
2013	29.15	37.93	151,930
2012	22.97	29.15	177,496
2011	25.29	22.97	131,485
2010	20.05	25.29	175,445

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.69	14.91	404,767
2018		13.75	12.69	500,571
2017		12.12	13.75	517,265
2016		11.69	12.12	526,771
2015		11.82	11.69	753,610
2014		11.62	11.82	902,516
2013		10.17	11.62	859,930
2012	*	9.90	10.17	243,960

*  Period from 4/30/2012 to 12/31/2012

FPRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.39	10.91	230,659
2018		10.38	10.39	226,079
2017		10.27	10.38	223,260
2016		10.23	10.27	394,676
2015		10.20	10.23	252,540
2014		9.89	10.20	187,982
2013		10.15	9.89	160,877
2012	*	10.05	10.15	381,225

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		11.25	11.45	240,199
2018		11.07	11.25	278,212
2017		10.88	11.07	384,438
2016		10.60	10.88	344,191
2015		11.10	10.60	498,461
2014		10.93	11.10	699,204
2013		10.78	10.93	738,890
2012	*	10.00	10.78	499,054

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	19.47	24.32	24,913
2018	23.05	19.47	27,518
2017	18.80	23.05	34,066
2016	17.65	18.80	24,727
2015	17.95	17.65	34,203
2014	17.87	17.95	37,013
2013	14.62	17.87	52,174
2012	12.89	14.62	63,745
2011	14.50	12.89	65,703
2010	13.11	14.50	64,332

FPRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	23.50	27.75	211,134
2018	28.84	23.50	243,475
2017	22.57	28.84	316,981
2016	18.68	22.57	389,012
2015	23.38	18.68	376,748
2014	24.51	23.38	489,156
2013	24.82	24.51	589,110
2012	20.34	24.82	702,833
2011	24.80	20.34	797,844
2010	20.22	24.80	1,059,019

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	20.46	23.32	372,238
2018	22.04	20.46	440,865
2017	20.14	22.04	545,962
2016	18.27	20.14	623,500
2015	18.52	18.27	683,916
2014	18.04	18.52	879,820
2013	19.82	18.04	1,074,332
2012	16.84	19.82	1,677,124
2011	15.77	16.84	1,484,986
2010	14.42	15.77	1,404,228

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	22.81	27.21	64,635
2018	27.71	22.81	62,750
2017	20.57	27.71	73,597
2016	19.32	20.57	72,972
2015	21.68	19.32	83,782
2014	22.76	21.68	112,249
2013	23.05	22.76	133,493
2012	19.27	23.05	192,592
2011	23.62	19.27	252,332
2010	19.91	23.62	315,880

FPRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	22.43	26.35	53,104
2018	24.05	22.43	62,212
2017	20.76	24.05	76,276
2016	19.72	20.76	86,266
2015	21.12	19.72	128,363
2014	20.72	21.12	176,780
2013	17.92	20.72	159,478
2012	15.78	17.92	132,360
2011	16.42	15.78	171,283
2010	15.59	16.42	208,972

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		5.25	5.83	65,127
2018		6.13	5.25	186,959
2017		6.01	6.13	120,086
2016		5.24	6.01	110,867
2015		7.07	5.24	84,807
2014		8.68	7.07	100,143
2013		10.20	8.68	130,231
2012	*	10.01	10.20	102,745

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.65	12.09	3,015,496
2018	11.64	11.65	3,403,514
2017	11.51	11.64	4,062,489
2016	11.38	11.51	4,443,845
2015	11.37	11.38	4,753,055
2014	11.31	11.37	5,558,760
2013	11.35	11.31	6,600,975
2012	10.75	11.35	7,990,946
2011	10.66	10.75	9,243,230
2010	10.15	10.66	10,015,240

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	12.82	13.87	1,481,167
2018	13.14	12.82	1,680,493
2017	12.71	13.14	1,880,374
2016	12.11	12.71	2,108,083
2015	12.48	12.11	2,328,890
2014	12.14	12.48	2,715,113
2013	13.40	12.14	3,575,437
2012	12.36	13.40	6,632,051
2011	11.09	12.36	6,565,338
2010	10.29	11.09	5,743,275

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	13.37	14.45	4,324,440
2018	13.47	13.37	4,745,980
2017	12.88	13.47	5,427,831
2016	12.57	12.88	6,113,107
2015	12.55	12.57	6,696,878
2014	12.06	12.55	7,381,351
2013	12.33	12.06	9,480,848
2012	11.28	12.33	13,577,340
2011	10.92	11.28	13,897,608
2010	10.13	10.92	15,137,867

Any Subaccounts that were not part of the Variable Account in 2019 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		16.36	19.30	3,402,382
2018		17.31	16.36	3,434,077
2017		15.20	17.31	3,515,771
2016		14.77	15.20	2,901,987
2015		14.78	14.77	3,213,641
2014		13.99	14.78	2,917,705
2013		12.11	13.99	1,923,279
2012		10.78	12.11	1,668,587
2011		11.10	10.78	1,644,434
2010	*	10.00	11.10	1,270,113

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		17.90	21.95	1,552,044
2018		19.42	17.90	1,524,579
2017		16.38	19.42	1,547,690
2016		16.02	16.38	1,345,145
2015		16.04	16.02	1,719,054
2014		15.17	16.04	1,257,354
2013		12.42	15.17	904,243
2012		10.77	12.42	595,425
2011		11.50	10.77	547,476
2010	*	10.00	11.50	276,795

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		20.07	24.93	24,172,487
2018		20.98	20.07	21,804,814
2017		18.06	20.98	19,033,900
2016		16.87	18.06	16,054,825
2015		16.80	16.87	14,526,318
2014		15.26	16.80	11,418,815
2013		12.78	15.26	8,061,135
2012		11.13	12.78	4,322,151
2011		11.57	11.13	3,461,055
2010	*	10.00	11.57	2,510,399

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.19	11.04	8,666,638
2018	*	10.00	10.19	2,594,474

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		20.26	26.91	1,154,930
2018		21.43	20.26	800,902
2017		21.06	21.43	597,102
2016		17.18	21.06	1,229,965
2015		16.80	17.18	453,519
2014		16.25	16.80	253,168
2013		13.41	16.25	258,177
2012		11.19	13.41	226,020
2011		11.43	11.19	144,409
2010	*	10.00	11.43	90,445

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		29.38	37.32	2,008,162
2018		29.76	29.38	2,204,426
2017		24.40	29.76	1,544,989
2016		23.24	24.40	1,812,097
2015		22.23	23.24	2,443,991
2014		20.30	22.23	1,362,705
2013		14.41	20.30	1,595,938
2012		11.88	14.41	507,338
2011		12.10	11.88	425,609
2010	*	10.00	12.10	502,995

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		21.27	28.00	3,061,434
2018		25.32	21.27	2,861,680
2017		22.13	25.32	3,339,676
2016		21.37	22.13	3,885,237
2015		19.55	21.37	3,232,874
2014		16.94	19.55	2,635,613
2013		13.93	16.94	2,243,920
2012		12.09	13.93	1,456,382
2011		11.20	12.09	968,502
2010	*	10.00	11.20	195,483

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		24.07	31.62	18,783,647
2018		25.77	24.07	18,948,304
2017		21.18	25.77	18,459,814
2016		19.65	21.18	17,882,903
2015		19.55	19.65	18,016,989
2014		17.49	19.55	16,016,408
2013		13.35	17.49	14,220,324
2012		11.49	13.35	10,503,396
2011		11.81	11.49	8,880,828
2010	*	10.00	11.81	7,182,077

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		23.38	28.85	3,411,970
2018		26.92	23.38	3,751,537
2017		25.21	26.92	3,676,447
2016		20.59	25.21	4,040,473
2015		21.03	20.59	3,385,178
2014		20.02	21.03	2,964,160
2013		14.51	20.02	3,090,296
2012		12.21	14.51	1,214,841
2011		12.39	12.21	1,194,782
2010	*	10.00	12.39	991,219

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		26.02	33.81	1,484,895
2018		27.42	26.02	1,673,598
2017		22.18	27.42	1,533,936
2016		21.59	22.18	1,769,779
2015		21.36	21.59	2,388,555
2014		19.29	21.36	2,090,916
2013		13.94	19.29	1,768,186
2012		11.39	13.94	649,521
2011		11.71	11.39	430,913
2010	*	10.00	11.71	395,766

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.25	15.84	2,386,088
2018		14.96	12.25	2,651,962
2017		10.17	14.96	3,670,158
2016		9.87	10.17	1,281,175
2015		10.99	9.87	1,039,545
2014		10.86	10.99	883,505
2013		10.46	10.86	704,553
2012		9.18	10.46	679,562
2011		11.63	9.18	552,207
2010	*	10.00	11.63	708,862

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.99	12.08	2,783,489
2018		14.60	10.99	3,591,272
2017		15.00	14.60	3,097,953
2016		11.23	15.00	3,658,487
2015		14.16	11.23	3,010,890
2014		16.22	14.16	2,092,847
2013		13.06	16.22	1,902,797
2012		12.46	13.06	1,722,614
2011		13.14	12.46	1,834,995
2010	*	10.00	13.14	1,409,126

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		22.32	28.40	5,119,411
2018		24.39	22.32	5,185,809
2017		21.64	24.39	5,381,964
2016		18.37	21.64	5,494,081
2015		19.16	18.37	4,882,501
2014		17.66	19.16	5,261,669
2013		13.81	17.66	4,721,838
2012		11.79	13.81	3,334,547
2011		11.70	11.79	2,611,047
2010	*	10.00	11.70	2,079,377

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.44	10.61	2,975,413
2018	*	10.00	8.44	1,328,440

*  Period from 06/08/18 to 12/31/18

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		20.03	26.87	2,426,266
2018		23.82	20.03	3,096,009
2017		19.68	23.82	3,511,019
2016		16.62	19.68	2,743,683
2015		17.27	16.62	2,304,111
2014		15.61	17.27	2,083,228
2013		11.68	15.61	1,227,734
2012		9.11	11.68	904,740
2011		11.47	9.11	354,380
2010	*	10.00	11.47	420,998

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019	11.17	12.15	10,063,525
2018	11.21	11.17	10,805,983
2017	10.82	11.21	7,353,803
2016	9.92	10.82	6,187,799
2015	9.94	9.92	4,752,227
2014	10.00	9.94	3,670,200

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		13.26	14.63	12,447,010
2018		13.50	13.26	11,410,107
2017		12.59	13.50	11,854,432
2016		12.26	12.59	11,787,709
2015		12.27	12.26	12,278,357
2014		11.80	12.27	13,165,741
2013		11.18	11.80	11,025,579
2012		10.60	11.18	9,481,661
2011		10.37	10.60	6,581,274
2010	*	10.00	10.37	2,679,215

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		16.21	19.10	18,576,855
2018		17.12	16.21	16,595,618
2017		14.97	17.12	16,413,926
2016		14.38	14.97	13,976,676
2015		14.38	14.38	14,239,784
2014		13.69	14.38	13,738,224
2013		11.93	13.69	12,364,747
2012		10.84	11.93	7,898,351
2011		10.90	10.84	6,534,348
2010	*	10.00	10.90	3,917,725

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		17.35	20.88	15,310,344
2018		18.56	17.35	14,165,126
2017		15.88	18.56	12,786,729
2016		15.17	15.88	11,272,109
2015		15.12	15.17	11,448,084
2014		14.36	15.12	9,860,473
2013		12.12	14.36	7,145,445
2012		10.87	12.12	5,144,727
2011		11.11	10.87	4,799,482
2010	*	10.00	11.11	2,759,073

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		18.32	22.45	17,446,103
2018		19.83	18.32	17,103,623
2017		16.65	19.83	15,851,838
2016		15.88	16.65	12,671,980
2015		15.82	15.88	12,612,292
2014		15.05	15.82	11,782,636
2013		12.38	15.05	9,968,411
2012		10.94	12.38	6,341,406
2011		11.28	10.94	5,431,233
2010	*	10.00	11.28	3,334,068

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		19.79	24.96	5,149,218
2018		21.75	19.79	5,282,664
2017		17.68	21.75	4,517,734
2016		16.75	17.68	4,785,530
2015		16.70	16.75	4,925,343
2014		15.88	16.70	4,447,200
2013		12.44	15.88	3,866,078
2012		10.92	12.44	2,945,509
2011		11.54	10.92	3,671,065
2010	*	10.00	11.54	1,822,278

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.20	10.39	74,143,748
2018		10.05	10.20	68,947,404
2017		9.99	10.05	47,491,741
2016		9.98	9.99	43,745,803
2015		9.99	9.98	34,480,408
2014		10.00	9.99	28,774,855
2013		10.01	10.00	31,390,447
2012		10.01	10.01	21,048,733
2011		10.01	10.01	19,159,498
2010	*	10.00	10.01	14,570,311

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		30.63	41.07	4,847,871
2018		30.74	30.63	4,914,740
2017		22.79	30.74	4,315,659
2016		22.65	22.79	3,362,713
2015		21.17	22.65	3,586,403
2014		19.06	21.17	3,096,645
2013		14.00	19.06	2,350,102
2012		12.23	14.00	1,680,390
2011		12.23	12.23	1,576,060
2010	*	10.00	12.23	1,158,302

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		25.06	32.54	2,319,875
2018		27.59	25.06	2,481,459
2017		23.64	27.59	2,637,754
2016		20.40	23.64	2,704,429
2015		20.91	20.40	2,329,897
2014		18.97	20.91	2,587,856
2013		14.22	18.97	1,877,816
2012		12.02	14.22	853,511
2011		11.85	12.02	603,514
2010	*	10.00	11.85	396,655

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		36.48	51.28	5,232,664
2018		32.49	36.48	3,837,832
2017		24.20	32.49	2,759,614
2016		24.16	24.20	2,439,325
2015		22.92	24.16	3,822,416
2014		20.46	22.92	2,279,850
2013		14.87	20.46	1,984,611
2012		12.45	14.87	1,366,826
2011		12.20	12.45	1,073,476
2010	*	10.00	12.20	477,182

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		41.11	52.69	5,785,088
2018		38.20	41.11	6,414,977
2017		30.60	38.20	5,675,322
2016		34.23	30.60	5,976,085
2015		32.24	34.23	8,376,056
2014		24.31	32.24	6,731,893
2013		15.60	24.31	4,597,695
2012		12.94	15.60	1,713,984
2011		11.96	12.94	1,225,650
2010	*	10.00	11.96	364,962

*  Period from 09/7/2010 to 12/31/2010
FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		15.17	17.42	10,747,201
2018		15.74	15.17	9,974,432
2017		14.73	15.74	10,782,520
2016		12.86	14.73	11,094,282
2015		13.37	12.86	10,532,422
2014		13.23	13.37	11,238,346
2013		12.50	13.23	12,181,574
2012		10.95	12.50	10,414,111
2011		10.56	10.95	7,276,636
2010	*	10.00	10.56	5,675,989

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		26.90	35.30	35,862,447
2018		28.20	26.90	33,801,267
2017		23.19	28.20	32,723,795
2016		20.75	23.19	28,889,195
2015		20.50	20.75	23,832,082
2014		18.07	20.50	20,086,046
2013		13.68	18.07	14,622,029
2012		11.81	13.68	8,403,582
2011		11.59	11.81	6,213,123
2010	*	10.00	11.59	5,590,666

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		23.64	30.25	1,907,556
2018		27.90	23.64	2,065,714
2017		23.27	27.90	2,326,093
2016		20.12	23.27	2,401,039
2015		20.55	20.12	1,888,813
2014		19.37	20.55	1,919,173
2013		13.88	19.37	2,093,763
2012		11.61	13.88	773,592
2011		12.20	11.61	789,323
2010	*	10.00	12.20	843,586

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		19.27	25.63	5,679,645
2018		22.12	19.27	5,556,691
2017		16.24	22.12	5,498,071
2016		16.76	16.24	3,841,960
2015		16.26	16.76	3,940,360
2014		15.82	16.26	2,479,902
2013		13.03	15.82	1,807,929
2012		10.37	13.03	777,657
2011		11.88	10.37	490,430
2010	*	10.00	11.88	321,636

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		8.64	10.49	4,651,524
2018	*	10.00	8.64	2,250,666

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.58	13.78	23,190,919
2018		12.66	12.58	18,586,410
2017		12.17	12.66	21,289,848
2016		11.63	12.17	19,106,557
2015		11.72	11.63	16,760,413
2014		11.09	11.72	15,128,878
2013		11.30	11.09	10,210,408
2012		10.69	11.30	13,371,276
2011		9.97	10.69	10,146,201
2010	*	10.00	9.97	7,855,777

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		15.11	17.19	533,829
2018		15.60	15.11	521,759
2017		14.07	15.60	417,910
2016		13.42	14.07	143,790
2015		13.48	13.42	267,719
2014		12.94	13.48	264,711
2013		11.81	12.94	172,135
2012		10.78	11.81	151,552
2011		10.79	10.78	14,203
2010	*	10.00	10.79	18,452

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		16.29	18.89	283,843
2018		16.99	16.29	283,427
2017		15.05	16.99	332,196
2016		14.30	15.05	252,765
2015		14.36	14.30	282,069
2014		13.75	14.36	284,892
2013		12.14	13.75	462,536
2012		10.87	12.14	377,223
2011		10.91	10.87	425,880
2010	*	10.00	10.91	255,873

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		16.72	19.75	644,576
2018		17.62	16.72	596,276
2017		15.34	17.62	666,062
2016		14.51	15.34	546,790
2015		14.57	14.51	588,234
2014		13.94	14.57	567,520
2013		12.20	13.94	554,218
2012		10.90	12.20	351,103
2011		10.94	10.90	227,930
2010	*	10.00	10.94	467,279

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		17.42	20.91	2,016,082
2018		18.54	17.42	1,861,967
2017		15.93	18.54	1,996,593
2016		15.03	15.93	1,352,751
2015		15.10	15.03	1,529,580
2014		14.43	15.10	1,478,539
2013		12.46	14.43	862,575
2012		11.01	12.46	771,343
2011		11.14	11.01	794,445
2010	*	10.00	11.14	600,022

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		18.50	22.49	2,099,272
2018		19.81	18.50	2,110,908
2017		16.83	19.81	2,118,927
2016		15.88	16.83	1,413,873
2015		15.95	15.88	1,524,144
2014		15.20	15.95	1,452,779
2013		12.68	15.20	1,084,225
2012		11.03	12.68	577,683
2011		11.30	11.03	292,770
2010	*	10.00	11.30	111,507

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		19.18	23.84	1,950,671
2018		20.84	19.18	1,632,974
2017		17.25	20.84	1,294,912
2016		16.21	17.25	847,979
2015		16.28	16.21	893,584
2014		15.55	16.28	746,862
2013		12.78	15.55	674,558
2012		11.08	12.78	192,639
2011		11.41	11.08	111,731
2010	*	10.00	11.41	78,278

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		13.47	15.07	1,761,967
2018		13.76	13.47	1,717,790
2017		12.70	13.76	1,213,064
2016		12.18	12.70	1,138,467
2015		12.24	12.18	1,106,743
2014		11.80	12.24	1,344,873
2013		11.20	11.80	1,078,747
2012		10.53	11.20	348,892
2011		10.38	10.53	320,517
2010	*	10.00	10.38	466,413

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		16.59	18.76	743,022
2018		21.75	16.59	921,921
2017		17.28	21.75	1,350,558
2016		15.43	17.28	1,161,227
2015		16.99	15.43	819,025
2014		16.96	16.99	995,379
2013		13.90	16.96	881,298
2012		11.59	13.90	841,634
2011		12.65	11.59	1,139,529
2010	*	10.00	12.65	1,133,684

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		19.44	23.95	9,560,245
2018		22.78	19.44	10,179,165
2017		18.89	22.78	10,205,805
2016		16.87	18.89	9,784,179
2015		17.13	16.87	9,824,098
2014		16.15	17.13	8,770,465
2013		11.88	16.15	7,766,265
2012		10.36	11.88	5,626,253
2011		11.62	10.36	5,778,480
2010	*	10.00	11.62	5,237,933

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		15.28	19.50	4,847,440
2018		17.98	15.28	5,897,849
2017		13.82	17.98	6,414,750
2016		14.59	13.82	5,031,113
2015		14.10	14.59	5,283,154
2014		15.37	14.10	4,127,877
2013		11.80	15.37	4,059,008
2012		9.79	11.80	2,225,953
2011		11.85	9.79	2,146,816
2010	*	10.00	11.85	1,766,211

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		19.46	23.93	3,296,062
2018		20.79	19.46	2,997,110
2017		20.01	20.79	3,409,118
2016		18.96	20.01	4,178,836
2015		18.31	18.96	4,302,629
2014		14.10	18.31	4,367,461
2013		13.86	14.10	3,236,437
2012		11.72	13.86	2,544,554
2011		10.86	11.72	1,878,065
2010	*	10.00	10.86	1,202,381

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		13.62	15.09	26,082,657
2018		14.00	13.62	25,494,854
2017		13.01	14.00	29,021,151
2016		12.04	13.01	25,368,319
2015		12.25	12.04	25,262,496
2014		11.84	12.25	25,673,950
2013		11.82	11.84	23,480,874
2012		10.71	11.82	24,364,107
2011		10.25	10.71	17,772,701
2010	*	10.00	10.25	10,866,980

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		30.64	46.29	6,958,926
2018		33.22	30.64	6,445,558
2017		22.08	33.22	6,347,677
2016		19.85	22.08	4,038,321
2015		18.73	19.85	4,682,866
2014		16.76	18.73	3,487,193
2013		13.14	16.76	2,328,432
2012		11.19	13.14	2,097,620
2011		12.44	11.19	1,840,583
2010	*	10.00	12.44	1,711,981

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		9.01	11.77	5,509,009
2018	*	10.00	9.01	3,226,562

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		24.21	29.78	2,541,073
2018		22.30	24.21	1,896,378
2017		18.94	22.30	1,387,154
2016		16.63	18.94	1,475,873
2015		18.66	16.63	902,075
2014		15.36	18.66	1,647,769
2013		12.71	15.36	870,902
2012		11.85	12.71	828,454
2011		10.49	11.85	983,632
2010	*	10.00	10.49	252,514

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		22.18	29.25	2,063,865
2018		25.78	22.18	2,199,609
2017		22.34	25.78	2,114,508
2016		19.99	22.34	2,343,308
2015		20.16	19.99	1,975,295
2014		18.14	20.16	1,594,247
2013		13.71	18.14	985,284
2012		11.36	13.71	437,132
2011		11.67	11.36	441,247
2010	*	10.00	11.67	496,905

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		20.30	27.23	1,233,313
2018		24.59	20.30	1,231,624
2017		20.64	24.59	1,547,312
2016		18.86	20.64	1,771,371
2015		19.47	18.86	2,096,680
2014		18.28	19.47	1,679,670
2013		14.02	18.28	1,721,535
2012		11.04	14.02	1,171,599
2011		12.13	11.04	1,125,510
2010	*	10.00	12.13	1,013,077

*  Period from 09/7/2010 to 12/31/2010

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.82	15.09	4,560,934
2018		13.87	12.82	4,974,721
2017		12.21	13.87	5,430,565
2016		11.76	12.21	5,053,579
2015		11.87	11.76	5,390,100
2014		11.65	11.87	5,107,353
2013		10.18	11.65	3,811,892
2012	*	9.90	10.18	1,262,530

*  Period from 4/30/2012 to 12/31/2012

FPRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.50	11.03	1,798,585
2018		10.47	10.50	1,506,884
2017		10.34	10.47	1,854,955
2016		10.28	10.34	2,137,781
2015		10.25	10.28	1,714,100
2014		9.92	10.25	1,399,708
2013		10.16	9.92	779,733
2012	*	10.05	10.16	1,360,121

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		11.37	11.58	3,192,971
2018		11.16	11.37	3,356,853
2017		10.96	11.16	3,515,297
2016		10.66	10.96	3,851,465
2015		11.15	10.66	5,010,273
2014		10.96	11.15	5,598,456
2013		10.80	10.96	4,027,431
2012	*	10.00	10.80	1,663,740

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		15.37	19.22	294,420
2018		18.16	15.37	334,032
2017		14.79	18.16	422,994
2016		13.86	14.79	293,841
2015		14.08	13.86	305,654
2014		13.99	14.08	298,518
2013		11.44	13.99	287,468
2012		10.06	11.44	154,698
2011		11.30	10.06	201,376
2010	*	10.00	11.30	124,054

*  Period from 09/7/2010 to 12/31/2010

FPRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		10.98	12.98	3,285,290
2018		13.45	10.98	3,654,734
2017		10.51	13.45	3,927,825
2016		8.68	10.51	3,680,295
2015		10.85	8.68	3,588,436
2014		11.36	10.85	3,795,360
2013		11.49	11.36	3,822,141
2012		9.40	11.49	3,285,816
2011		11.45	9.40	2,671,804
2010	*	10.00	11.45	2,512,779

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.98	14.82	3,641,023
2018		13.96	12.98	3,780,484
2017		12.74	13.96	4,265,859
2016		11.54	12.74	4,019,208
2015		11.68	11.54	4,343,988
2014		11.36	11.68	5,110,675
2013		12.46	11.36	5,599,294
2012		10.57	12.46	7,309,702
2011		9.89	10.57	4,182,877
2010	*	10.00	9.89	2,764,837

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		11.16	13.33	1,398,555
2018		13.53	11.16	1,486,481
2017		10.03	13.53	1,678,669
2016		9.41	10.03	1,240,715
2015		10.54	9.41	1,080,836
2014		11.05	10.54	1,074,401
2013		11.18	11.05	1,051,327
2012		9.33	11.18	966,794
2011		11.41	9.33	1,007,853
2010	*	10.00	11.41	1,339,159

*  Period from 09/7/2010 to 12/31/2010

FPRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		15.60	18.36	399,913
2018		16.70	15.60	384,455
2017		14.40	16.70	431,525
2016		13.65	14.40	364,772
2015		14.60	13.65	533,401
2014		14.31	14.60	653,735
2013		12.35	14.31	549,627
2012		10.86	12.35	382,077
2011		11.29	10.86	402,096
2010	*	10.00	11.29	517,079

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		5.30	5.90	1,086,302
2018		6.18	5.30	1,275,124
2017		6.06	6.18	1,098,281
2016		5.27	6.06	1,375,009
2015		7.09	5.27	1,133,981
2014		8.71	7.09	900,337
2013		10.22	8.71	906,087
2012	*	10.01	10.22	623,703

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		11.15	11.59	13,285,907
2018		11.12	11.15	13,610,193
2017		10.99	11.12	14,911,284
2016		10.85	10.99	16,060,705
2015		10.82	10.85	16,502,756
2014		10.74	10.82	17,315,893
2013		10.77	10.74	18,096,714
2012		10.18	10.77	17,145,607
2011		10.08	10.18	14,804,326
2010	*	10.00	10.08	10,673,712

*  Period from 09/7/2010 to 12/31/2010

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		11.71	12.68	5,963,610
2018		11.99	11.71	6,244,344
2017		11.57	11.99	6,560,697
2016		11.01	11.57	6,868,817
2015		11.33	11.01	6,817,274
2014		11.00	11.33	7,576,167
2013		12.13	11.00	9,150,164
2012		11.17	12.13	14,577,815
2011		10.01	11.17	10,248,440
2010	*	10.00	10.01	4,921,538

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2019		12.38	13.40	15,544,121
2018		12.46	12.38	14,361,093
2017		11.89	12.46	16,231,613
2016		11.59	11.89	15,106,321
2015		11.55	11.59	14,411,862
2014		11.08	11.55	14,445,978
2013		11.32	11.08	18,813,020
2012		10.34	11.32	23,200,870
2011		9.99	10.34	16,101,599
2010	*	10.00	9.99	9,517,443

*  Period from 09/7/2010 to 12/31/2010

Any Subaccounts that were not part of the Variable Account in 2019 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FPRA-PRO-0420
1.819090.119

FPRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2020

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2020 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FPRA-PTB-0420
1.819091.119

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death. However, this requirement does not apply to a surviving Owner or to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) The Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over a period not extending beyond their life expectancy in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

2

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2019 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2019

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$233,645	$1,694,897	$80,641	$399,727	$389,846	$355,773	$519,130	$456,710
Receivable from FILI	14	—	—	—	40	—	33	—
Total assets	233,659	1,694,897	80,641	399,727	389,886	355,773	519,163	456,710
Liabilities:
Payable to FILI	—	—	10	1	—	—	—	—
Total net assets	$233,659	$1,694,897	$80,631	$399,726	$389,886	$355,773	$519,163	$456,710
Net Assets:
Fidelity Retirement Reserves	$221,822	$—	$63,817	$—	$341,791	$—	$476,021	$—
Fidelity Income Advantage	11,837	—	16,814	—	48,095	—	43,142	—
Fidelity Personal Retirement	—	1,689,780	—	399,726	—	355,773	—	456,710
Fidelity Freedom Lifetime Income	—	100	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	5,017	—	—	—	—	—	—
Total net assets	$233,659	$1,694,897	$80,631	$399,726	$389,886	$355,773	$519,163	$456,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,455	—	1,064	—	2,559	—	2,388	—
Unit Value	$21.22	$—	$60.01	$—	$133.60	$—	$199.32	$—
Fidelity Income Advantage:
Units Outstanding	581	—	292	—	375	—	225	—
Unit Value	$20.35	$—	$57.56	$—	$128.15	$—	$191.20	$—
Fidelity Personal Retirement:
Units Outstanding	—	153,423	—	19,882	—	13,139	—	11,445
Highest Value	$—	$11.73	$—	$27.32	$—	$41.79	$—	$59.02
Lowest Value	$—	$10.29	$—	$17.42	$—	$25.31	$—	$38.14
Fidelity Freedom Lifetime Income:
Units Outstanding	—	9	—	—	—	—	—	—
Unit Value	$—	$11.16	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	426	—	—	—	—	—	—
Highest Unit Value	$—	$9.65	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.22	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	101	—	—	—	—	—	—
Highest Unit Value	$—	$9.48	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.06	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
3

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$78,531	$219,800	$169,415	$767,714	$200,329	$202,331
Receivable from FILI	22	—	71	1	119	—
Total assets	78,553	219,800	169,486	767,715	200,448	202,331
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$78,553	$219,800	$169,486	$767,715	$200,448	$202,331
Net Assets:
Fidelity Retirement Reserves	$71,671	$—	$135,620	$—	$172,725	$—
Fidelity Income Advantage	6,882	—	33,866	—	27,723	—
Fidelity Personal Retirement	—	219,800	—	767,715	—	202,331
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$78,553	$219,800	$169,486	$767,715	$200,448	$202,331
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,230	—	2,917	—	2,590	—
Unit Value	$58.25	$—	$46.48	$—	$66.68	$—
Fidelity Income Advantage:
Units Outstanding	123	—	758	—	432	—
Unit Value	$55.88	$—	$44.59	$—	$63.97	$—
Fidelity Personal Retirement:
Units Outstanding	—	11,047	—	48,437	—	9,376
Highest Value	$—	$26.82	$—	$17.77	$—	$27.10
Lowest Value	$—	$19.50	$—	$13.78	$—	$19.30
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
4

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$3,306,458	$67,071	$111,526	$939,296	$1,503,490	$169,790	$2,920,527
Receivable from FILI	9	17	—	—	—	107	1
Total assets	3,306,467	67,088	111,526	939,296	1,503,490	169,897	2,920,528
Liabilities:
Payable to FILI	—	—	—	8	—	—	—
Total net assets	$3,306,467	$67,088	$111,526	$939,288	$1,503,490	$169,897	$2,920,528
Net Assets:
Fidelity Retirement Reserves	$523,706	$55,327	$—	$849,363	$—	$133,793	$—
Fidelity Income Advantage	62,110	11,761	—	89,925	—	36,104	—
Fidelity Personal Retirement	2,720,651	—	111,526	—	1,503,490	—	2,058,103
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	862,425
Total net assets	$3,306,467	$67,088	$111,526	$939,288	$1,503,490	$169,897	$2,920,528
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,125	1,192	—	7,275	—	3,325	—
Unit Value	$102.19	$46.42	$—	$116.77	$—	$40.24	$—
Fidelity Income Advantage:
Units Outstanding	633	264	—	802	—	933	—
Unit Value	$98.03	$44.53	$—	$112.02	$—	$38.60	$—
Fidelity Personal Retirement:
Units Outstanding	77,794	—	4,741	—	45,218	—	74,111
Highest Value	$49.27	$—	$31.78	$—	$47.95	$—	$39.53
Lowest Value	$33.82	$—	$21.95	$—	$31.62	$—	$24.93
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	24,733
Highest Value	$—	$—	$—	$—	$—	$—	$35.40
Lowest Value	$—	$—	$—	$—	$—	$—	$20.61
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	14,446
Highest Value	$—	$—	$—	$—	$—	$—	$34.81
Lowest Value	$—	$—	$—	$—	$—	$—	$20.22
See accompanying notes which are an integral part of the financial statements.

Annual Report
5

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$20,737	$115,114	$119,321	$203,649	$165,694	$599,630	$278,478	$515,047
Receivable from FILI	5	—	8	—	21	—	45	—
Total assets	20,742	115,114	119,329	203,649	165,715	599,630	278,523	515,047
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$20,742	$115,114	$119,329	$203,649	$165,715	$599,630	$278,523	$515,047
Net Assets:
Fidelity Retirement Reserves	$17,310	$—	$99,499	$—	$142,450	$—	$235,418	$—
Fidelity Income Advantage	3,432	—	19,830	—	23,265	—	43,105	—
Fidelity Personal Retirement	—	115,114	—	203,649	—	599,630	—	515,047
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$20,742	$115,114	$119,329	$203,649	$165,715	$599,630	$278,523	$515,047
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	428	—	2,124	—	2,733	—	4,582	—
Unit Value	$40.41	$—	$46.85	$—	$52.13	$—	$51.37	$—
Fidelity Income Advantage:
Units Outstanding	88	—	441	—	465	—	873	—
Unit Value	$39.11	$—	$44.94	$—	$50.00	$—	$49.38	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,275	—	6,454	—	12,243	—	18,695
Highest Value	$—	$53.36	$—	$44.37	$—	$84.50	$—	$42.43
Lowest Value	$—	$33.81	$—	$30.18	$—	$45.64	$—	$23.95
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
6

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$33,369	$76,969	$37,240	$198,015	$152,242	$671,838	$25,859	$72,726
Receivable from FILI	11	—	18	—	44	1	14	—
Total assets	33,380	76,969	37,258	198,015	152,286	671,839	25,873	72,726
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$33,380	$76,969	$37,258	$198,015	$152,286	$671,839	$25,873	$72,726
Net Assets:
Fidelity Retirement Reserves	$25,874	$—	$32,604	$—	$135,790	$—	$23,169	$—
Fidelity Income Advantage	7,506	—	4,654	—	16,496	—	2,704	—
Fidelity Personal Retirement	—	76,969	—	198,015	—	671,839	—	72,726
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$33,380	$76,969	$37,258	$198,015	$152,286	$671,839	$25,873	$72,726
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	806	—	948	—	2,583	—	1,058	—
Unit Value	$32.10	$—	$34.39	$—	$52.57	$—	$21.90	$—
Fidelity Income Advantage:
Units Outstanding	241	—	140	—	325	—	128	—
Unit Value	$31.07	$—	$33.13	$—	$50.65	$—	$21.10	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,789	—	5,914	—	12,552	—	5,640
Highest Value	$—	$56.01	$—	$36.90	$—	$106.76	$—	$17.86
Lowest Value	$—	$26.78	$—	$29.78	$—	$46.29	$—	$12.08
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
7

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$130,074	$680,655	$22,204	$124,129	$30,592	$123,837	$23,038	$160,376
Receivable from FILI	28	1	10	—	8	—	24	—
Total assets	130,102	680,656	22,214	124,129	30,600	123,837	23,062	160,376
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$130,102	$680,656	$22,214	$124,129	$30,600	$123,837	$23,062	$160,376
Net Assets:
Fidelity Retirement Reserves	$114,459	$—	$19,258	$—	$25,813	$—	$19,556	$—
Fidelity Income Advantage	15,643	—	2,956	—	4,787	—	3,506	—
Fidelity Personal Retirement	—	680,656	—	124,129	—	123,837	—	160,376
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$130,102	$680,656	$22,214	$124,129	$30,600	$123,837	$23,062	$160,376
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,914	—	1,004	—	497	—	505	—
Unit Value	$59.80	$—	$19.19	$—	$51.96	$—	$38.68	$—
Fidelity Income Advantage:
Units Outstanding	271	—	160	—	95	—	94	—
Unit Value	$57.62	$—	$18.49	$—	$50.06	$—	$37.27	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,470	—	5,756	—	3,597	—	4,207
Highest Value	$—	$76.73	$—	$41.88	$—	$52.90	$—	$67.41
Lowest Value	$—	$52.69	$—	$16.68	$—	$30.25	$—	$37.29
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
8

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$33,348	$175,399	$61,477	$896,128	$21,235
Receivable from FILI	—	—	35	—	6
Total assets	33,348	175,399	61,512	896,128	21,241
Liabilities:
Payable to FILI	17	—	—	—	—
Total net assets	$33,331	$175,399	$61,512	$896,128	$21,241
Net Assets:
Fidelity Retirement Reserves	$29,871	$—	$53,083	$—	$19,229
Fidelity Income Advantage	3,460	—	8,429	—	2,012
Fidelity Personal Retirement	—	175,399	—	896,128	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$33,331	$175,399	$61,512	$896,128	$21,241
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	736	—	2,454	—	804
Unit Value	$40.64	$—	$21.62	$—	$23.91
Fidelity Income Advantage:
Units Outstanding	88	—	401	—	86
Unit Value	$39.32	$—	$20.95	$—	$23.22
Fidelity Personal Retirement:
Units Outstanding	—	6,659	—	49,793	—
Highest Value	$—	$57.82	$—	$21.79	$—
Lowest Value	$—	$23.93	$—	$15.09	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
9

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$289,855	$18,112	$141,244	$10,906
Receivable from FILI	—	—	—	2
Total assets	289,855	18,112	141,244	10,908
Liabilities:
Payable to FILI	—	—	—	—
Total net assets	$289,855	$18,112	$141,244	$10,908
Net Assets:
Fidelity Retirement Reserves	$—	$15,822	$—	$10,908
Fidelity Income Advantage	—	2,290	—	—
Fidelity Personal Retirement	289,855	—	141,244	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$289,855	$18,112	$141,244	$10,908
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	620	—	645
Unit Value	$—	$25.53	$—	$16.90
Fidelity Income Advantage:
Units Outstanding	—	92	—	—
Unit Value	$—	$24.80	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,437	—	5,013	—
Highest Value	$48.63	$—	$50.88	$—
Lowest Value	$24.14	$—	$26.29	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
10

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Receivable from FILI	—	—	—	—	—	—	—
Total assets	81,005	8,342	29,607	9,856	61,454	23,256	99,136
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Net Assets:
Fidelity Retirement Reserves	$—	$8,342	$—	$9,856	$—	$23,256	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	81,005	—	29,607	—	61,454	—	99,136
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	444	—	477	—	1,067	—
Unit Value	$—	$18.78	$—	$20.68	$—	$21.80	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,789	—	1,550	—	2,850	—	4,377
Highest Value	$18.43	$—	$23.32	$—	$26.10	$—	$27.62
Lowest Value	$15.07	$—	$17.19	$—	$18.89	$—	$19.75
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
11

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$25,772	$203,948	$17,752	$230,229	$20,557	$259,742
Receivable from FILI	1	—	1	—	—	—
Total assets	25,773	203,948	17,753	230,229	20,557	259,742
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$25,773	$203,948	$17,753	$230,229	$20,557	$259,742
Net Assets:
Fidelity Retirement Reserves	$25,773	$—	$17,753	$—	$20,557	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	203,948	—	230,229	—	259,742
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$25,773	$203,948	$17,753	$230,229	$20,557	$259,742
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,149	—	738	—	834	—
Unit Value	$22.44	$—	$24.04	$—	$24.64	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,827	—	9,334	—	10,208
Highest Value	$—	$30.39	$—	$33.11	$—	$35.70
Lowest Value	$—	$20.91	$—	$22.49	$—	$23.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
12

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$11,020	$32,552	$30,565	$21,013	$212,123	$744,039	$1,594,246
Receivable from FILI	—	19	8	10	—	61	160
Total assets	11,020	32,571	30,573	21,023	212,123	744,100	1,594,406
Liabilities:
Payable to FILI	1	—	—	—	—	—	—
Total net assets	$11,019	$32,571	$30,573	$21,023	$212,123	$744,100	$1,594,406
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$18,169	$—	$44,055	$75,944
Fidelity Income Advantage	—	—	—	2,854	—	9,512	41,482
Fidelity Personal Retirement	—	—	—	—	212,123	678,973	1,355,577
Fidelity Freedom Lifetime Income	11,019	32,571	30,573	—	—	11,560	121,403
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$11,019	$32,571	$30,573	$21,023	$212,123	$744,100	$1,594,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	849	—	2,860	4,095
Unit Value	$—	$—	$—	$21.39	$—	$15.40	$18.54
Fidelity Income Advantage:
Units Outstanding	—	—	—	137	—	632	2,295
Unit Value	$—	$—	$—	$20.81	$—	$14.98	$18.04
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	8,168	42,240	67,434
Highest Value	$—	$—	$—	$—	$42.31	$17.22	$24.98
Lowest Value	$—	$—	$—	$—	$22.81	$14.63	$19.10
Fidelity Freedom Lifetime Income:
Units Outstanding	593	1,559	1,304	—	—	800	6,973
Unit Value	$18.58	$20.88	$23.44	$—	$—	$14.45	$17.40
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
13

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,918,671	$1,492,702	$500,688	$19,897	$208,494	$8,261	$32,153
Receivable from FILI	86	33	76	6	—	—	—
Total assets	1,918,757	1,492,735	500,764	19,903	208,494	8,261	32,153
Liabilities:
Payable to FILI	—	—	—	—	—	11	—
Total net assets	$1,918,757	$1,492,735	$500,764	$19,903	$208,494	$8,250	$32,153
Net Assets:
Fidelity Retirement Reserves	$32,021	$44,603	$25,988	$17,457	$—	$7,614	$—
Fidelity Income Advantage	17,488	25,521	12,136	2,446	—	636	—
Fidelity Personal Retirement	1,112,704	1,393,186	447,710	—	208,494	—	32,153
Fidelity Freedom Lifetime Income	134,326	29,425	14,930	—	—	—	—
Fidelity Growth and Guaranteed Income	622,218	—	—	—	—	—	—
Total net assets	$1,918,757	$1,492,735	$500,764	$19,903	$208,494	$8,250	$32,153
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,770	2,223	1,236	623	—	403	—
Unit Value	$18.11	$20.06	$21.02	$27.99	$—	$18.92	$—
Fidelity Income Advantage:
Units Outstanding	985	1,306	592	90	—	34	—
Unit Value	$17.68	$19.51	$20.45	$27.29	$—	$18.44	$—
Fidelity Personal Retirement:
Units Outstanding	55,109	62,356	18,769	—	7,129	—	1,593
Highest Value	$28.40	$31.03	$36.17	$—	$37.18	$—	$40.68
Lowest Value	$19.31	$21.64	$22.67	$—	$28.00	$—	$18.76
Fidelity Freedom Lifetime Income:
Units Outstanding	7,243	1,559	751	—	—	—	—
Unit Value	$18.54	$18.87	$19.84	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	18,638	—	—	—	—	—	—
Highest Value	$25.44	$—	$—	$—	$—	$—	$—
Lowest Value	$17.19	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	13,813	—	—	—	—	—	—
Highest Value	$25.01	$—	$—	$—	$—	$—	$—
Lowest Value	$16.87	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report
14

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$8,801	$65,765	$10,304	$88,075	$11,495	$221,744
Receivable from FILI	6	—	—	—	2	—
Total assets	8,807	65,765	10,304	88,075	11,497	221,744
Liabilities:
Payable to FILI	—	—	—	1	—	—
Total net assets	$8,807	$65,765	$10,304	$88,074	$11,497	$221,744
Net Assets:
Fidelity Retirement Reserves	$6,932	$—	$9,690	$—	$10,734	$—
Fidelity Income Advantage	1,875	—	614	—	763	—
Fidelity Personal Retirement	—	65,765	—	88,074	—	221,744
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,807	$65,765	$10,304	$88,074	$11,497	$221,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	353	—	834	—	918	—
Unit Value	$19.63	$—	$11.62	$—	$11.69	$—
Fidelity Income Advantage:
Units Outstanding	98	—	54	—	66	—
Unit Value	$19.13	$—	$11.35	$—	$11.56	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,726	—	6,197	—	18,316
Highest Value	$—	$50.57	$—	$32.78	$—	$12.15
Lowest Value	$—	$20.85	$—	$12.29	$—	$12.05
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
15

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity
Assets:
Investments at market value	$216,923	$157,126	$63,249	$102,195	$64,354
Receivable from FILI	4	2	4	—	13
Total assets	216,927	157,128	63,253	102,195	64,367
Liabilities:
Payable to FILI	—	—	—	—	—
Total net assets	$216,927	$157,128	$63,253	$102,195	$64,367
Net Assets:
Fidelity Retirement Reserves	$10,608	$10,049	$3,150	$3,225	$23,390
Fidelity Income Advantage	1,079	745	1,059	421	2,614
Fidelity Personal Retirement	205,240	146,334	59,044	98,549	38,363
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$216,927	$157,128	$63,253	$102,195	$64,367
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	972	863	300	311	736
Unit Value	$10.92	$11.64	$10.50	$10.38	$31.78
Fidelity Income Advantage:
Units Outstanding	99	64	101	41	85
Unit Value	$10.88	$11.60	$10.46	$10.35	$30.48
Fidelity Personal Retirement:
Units Outstanding	18,617	12,452	5,569	9,402	2,605
Highest Value	$11.04	$11.77	$10.61	$10.49	$27.21
Lowest Value	$11.01	$11.74	$10.59	$10.47	$13.33
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
16

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$118,439	$26,915	$22,976	$30,659	$20,928	$95,176	$12,158
Receivable from FILI	—	—	1	5	8	3	—
Total assets	118,439	26,915	22,977	30,664	20,936	95,179	12,158
Liabilities:
Payable to FILI	14	3	—	—	—	—	1
Total net assets	$118,425	$26,912	$22,977	$30,664	$20,936	$95,179	$12,157
Net Assets:
Fidelity Retirement Reserves	$12,304	$6,779	$7,370	$26,830	$18,703	$10,982	$67
Fidelity Income Advantage	1,630	2,295	1,557	3,834	2,233	566	20
Fidelity Personal Retirement	104,491	17,838	14,050	—	—	83,631	12,070
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$118,425	$26,912	$22,977	$30,664	$20,936	$95,179	$12,157
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	330	338	319	442	331	673	12
Unit Value	$37.32	$20.08	$23.13	$60.69	$56.42	$16.32	$5.59
Fidelity Income Advantage:
Units Outstanding	45	119	70	66	41	36	4
Unit Value	$35.80	$19.26	$22.19	$58.21	$54.12	$15.87	$5.50
Fidelity Personal Retirement:
Units Outstanding	6,051	1,041	833	—	—	5,493	2,056
Highest Value	$23.32	$26.35	$24.32	$—	$—	$27.75	$5.90
Lowest Value	$14.82	$15.47	$15.16	$—	$—	$12.98	$5.83
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
17

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$374,999	$168,294	$545,592	$172,756	$83,531	$55,404
Receivable from FILI	5	3	5	2	2	—
Total assets	375,004	168,297	545,597	172,758	83,533	55,404
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$375,004	$168,297	$545,597	$172,758	$83,533	$55,404
Net Assets:
Fidelity Retirement Reserves	$31,199	$7,315	$27,356	$4,930	$4,347	$3,610
Fidelity Income Advantage	790	1,156	1,275	607	583	184
Fidelity Personal Retirement	343,015	159,826	516,966	167,221	78,603	51,610
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$375,004	$168,297	$545,597	$172,758	$83,533	$55,404
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,730	558	2,002	345	396	346
Unit Value	$11.43	$13.11	$13.66	$14.29	$10.97	$10.45
Fidelity Income Advantage:
Units Outstanding	70	90	95	43	54	18
Unit Value	$11.19	$12.84	$13.38	$14.06	$10.80	$10.29
Fidelity Personal Retirement:
Units Outstanding	28,916	12,030	36,891	11,160	6,827	4,711
Highest Value	$12.10	$13.88	$14.46	$15.09	$11.58	$11.03
Lowest Value	$11.59	$12.68	$13.40	$14.91	$11.45	$10.91
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
18

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$4,691	$30,869	$4,117	$19,769	$7,364	$6,448
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,673	—	475	—	2,444	—
Administrative and other charges	112	—	32	—	163	—
Total expenses	1,785	—	507	—	2,607	—
Fidelity Income Advantage:
Mortality and expense risk charges	99	—	127	—	349	—
Administrative and other charges	33	—	43	—	116	—
Total expenses	132	—	170	—	465	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,070	—	501	—	463
Administrative and other charges	—	786	—	188	—	165
Total expenses	—	2,856	—	689	—	628
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	46	—	—	—	—
Administrative and other charges	—	13	—	—	—	—
Total expenses	—	59	—	—	—	—
Total expenses	1,917	2,915	677	689	3,072	628
Net investment income (loss)	2,774	27,954	3,440	19,080	4,292	5,820
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(50)	1,633	1,619	2,824
Realized gain distributions	—	—	—	—	23,863	20,708
Net realized gain (loss) on investments	—	—	(50)	1,633	25,482	23,532
Unrealized appreciation (depreciation)	—	—	6,991	29,692	56,227	48,418
Net increase (decrease) in net assets from operations	$2,774	$27,954	$10,381	$50,405	$86,001	$77,770

See accompanying notes which are an integral part of the financial statements.

Annual Report
19

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,262	$763	$1,268	$3,451	$4,562	$19,731
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,363	—	517	—	1,010	—
Administrative and other charges	224	—	34	—	67	—
Total expenses	3,587	—	551	—	1,077	—
Fidelity Income Advantage:
Mortality and expense risk charges	312	—	50	—	263	—
Administrative and other charges	104	—	16	—	87	—
Total expenses	416	—	66	—	350	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	587	—	287	—	960
Administrative and other charges	—	214	—	108	—	345
Total expenses	—	801	—	395	—	1,305
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4,003	801	617	395	1,427	1,305
Net investment income (loss)	(2,741)	(38)	651	3,056	3,135	18,426
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,883	13,284	131	1,971	(14)	1,916
Realized gain distributions	29,964	25,958	2,749	8,058	—	—
Net realized gain (loss) on investments	45,847	39,242	2,880	10,029	(14)	1,916
Unrealized appreciation (depreciation)	94,069	81,839	14,157	38,785	10,966	39,635
Net increase (decrease) in net assets from operations	$137,175	$121,043	$17,688	$51,870	$14,087	$59,977

See accompanying notes which are an integral part of the financial statements.

Annual Report
20

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,424	$3,338	$59,090	$990	$1,580	$4,057	$5,426
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,267	—	3,655	397	—	6,068	—
Administrative and other charges	84	—	244	27	—	405	—
Total expenses	1,351	—	3,899	424	—	6,473	—
Fidelity Income Advantage:
Mortality and expense risk charges	207	—	437	86	—	640	—
Administrative and other charges	69	—	146	29	—	214	—
Total expenses	276	—	583	115	—	854	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	295	3,213	—	164	—	1,998
Administrative and other charges	—	96	1,216	—	52	—	699
Total expenses	—	391	4,429	—	216	—	2,697
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,627	391	8,911	539	216	7,327	2,697
Net investment income (loss)	1,797	2,947	50,179	451	1,364	(3,270)	2,729
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(412)	766	109,351	598	475	16,836	19,638
Realized gain distributions	8,270	7,943	43,388	3,444	5,695	100,500	156,659
Net realized gain (loss) on investments	7,858	8,709	152,739	4,042	6,170	117,336	176,297
Unrealized appreciation (depreciation)	21,391	19,701	581,485	8,105	13,523	118,993	192,884
Net increase (decrease) in net assets from operations	$31,046	$31,357	$784,403	$12,598	$21,057	$233,059	$371,910

See accompanying notes which are an integral part of the financial statements.

Annual Report
21

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,762	$45,528	$122	$592	$4,009	$6,725
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	938	—	129	—	706	—
Administrative and other charges	63	—	9	—	47	—
Total expenses	1,001	—	138	—	753	—
Fidelity Income Advantage:
Mortality and expense risk charges	265	—	25	—	139	—
Administrative and other charges	88	—	8	—	46	—
Total expenses	353	—	33	—	185	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,924	—	149	—	276
Administrative and other charges	—	928	—	55	—	96
Total expenses	—	3,852	—	204	—	372
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,901	—	—	—	—
Administrative and other charges	—	2,123	—	—	—	—
Total expenses	—	10,024	—	—	—	—
Total expenses	1,354	13,876	171	204	938	372
Net investment income (loss)	1,408	31,652	(49)	388	3,071	6,353
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,120	36,955	248	1,208	2,597	2,210
Realized gain distributions	7,340	123,900	3,436	18,190	9,526	16,121
Net realized gain (loss) on investments	9,460	160,855	3,684	19,398	12,123	18,331
Unrealized appreciation (depreciation)	22,281	372,444	1,502	8,678	13,076	24,536
Net increase (decrease) in net assets from operations	$33,149	$564,951	$5,137	$28,464	$28,270	$49,220

See accompanying notes which are an integral part of the financial statements.

Annual Report
22

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$230	$491	$2,342	$4,048	$525	$1,119
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	934	—	1,774	—	191	—
Administrative and other charges	62	—	118	—	13	—
Total expenses	996	—	1,892	—	204	—
Fidelity Income Advantage:
Mortality and expense risk charges	157	—	329	—	53	—
Administrative and other charges	52	—	109	—	18	—
Total expenses	209	—	438	—	71	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	674	—	689	—	94
Administrative and other charges	—	255	—	254	—	34
Total expenses	—	929	—	943	—	128
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,205	929	2,330	943	275	128
Net investment income (loss)	(975)	(438)	12	3,105	250	991
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,504	18,782	1,026	1,777	277	673
Realized gain distributions	10,958	36,333	31,161	56,225	3,021	6,175
Net realized gain (loss) on investments	18,462	55,115	32,187	58,002	3,298	6,848
Unrealized appreciation (depreciation)	26,567	98,549	23,897	42,726	5,588	11,656
Net increase (decrease) in net assets from operations	$44,054	$153,226	$56,096	$103,833	$9,136	$19,495

See accompanying notes which are an integral part of the financial statements.

Annual Report
23

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$755	$3,708	$581	$2,150	$550	$1,550
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	229	—	878	—	185	—
Administrative and other charges	15	—	59	—	12	—
Total expenses	244	—	937	—	197	—
Fidelity Income Advantage:
Mortality and expense risk charges	32	—	107	—	23	—
Administrative and other charges	11	—	35	—	8	—
Total expenses	43	—	142	—	31	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	243	—	738	—	109
Administrative and other charges	—	83	—	277	—	42
Total expenses	—	326	—	1,015	—	151
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	287	326	1,079	1,015	228	151
Net investment income (loss)	468	3,382	(498)	1,135	322	1,399
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,665	4,280	5,063	19,233	(2,105)	(7,578)
Realized gain distributions	2,209	9,720	23,324	97,811	18	51
Net realized gain (loss) on investments	3,874	14,000	28,387	117,044	(2,087)	(7,527)
Unrealized appreciation (depreciation)	2,183	14,909	23,821	104,909	4,092	14,140
Net increase (decrease) in net assets from operations	$6,525	$32,291	$51,710	$223,088	$2,327	$8,012

See accompanying notes which are an integral part of the financial statements.

Annual Report
24

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$283	$938	$428	$2,323	$335	$1,269
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	829	—	143	—	206	—
Administrative and other charges	55	—	10	—	14	—
Total expenses	884	—	153	—	220	—
Fidelity Income Advantage:
Mortality and expense risk charges	111	—	22	—	36	—
Administrative and other charges	37	—	7	—	12	—
Total expenses	148	—	29	—	48	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	866	—	148	—	170
Administrative and other charges	—	319	—	61	—	63
Total expenses	—	1,185	—	209	—	233
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,032	1,185	182	209	268	233
Net investment income (loss)	(749)	(247)	246	2,114	67	1,036
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,517	15,138	(385)	2,279	263	974
Realized gain distributions	8,910	46,116	1,629	9,313	3,247	12,859
Net realized gain (loss) on investments	11,427	61,254	1,244	11,592	3,510	13,833
Unrealized appreciation (depreciation)	19,174	95,374	4,774	22,013	3,813	15,033
Net increase (decrease) in net assets from operations	$29,852	$156,381	$6,264	$35,719	$7,390	$29,902
See accompanying notes which are an integral part of the financial statements.

Annual Report
25

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$76	$388	$578	$2,920	$1,996	$28,773
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	156	—	226	—	407	—
Administrative and other charges	10	—	15	—	27	—
Total expenses	166	—	241	—	434	—
Fidelity Income Advantage:
Mortality and expense risk charges	27	—	27	—	66	—
Administrative and other charges	9	—	9	—	22	—
Total expenses	36	—	36	—	88	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	210	—	223	—	1,198
Administrative and other charges	—	80	—	83	—	441
Total expenses	—	290	—	306	—	1,639
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	202	290	277	306	522	1,639
Net investment income (loss)	(126)	98	301	2,614	1,474	27,134
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,502	9,217	(22)	839	179	2,834
Realized gain distributions	1,181	7,720	673	3,214	441	6,419
Net realized gain (loss) on investments	2,683	16,937	651	4,053	620	9,253
Unrealized appreciation (depreciation)	2,922	19,698	5,428	24,503	3,858	52,068
Net increase (decrease) in net assets from operations	$5,479	$36,733	$6,380	$31,170	$5,952	$88,455

See accompanying notes which are an integral part of the financial statements.

Annual Report
26

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$108	$1,182	$302	$2,243	$222	$1,680
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	130	—	112	—	82	—
Administrative and other charges	9	—	7	—	5	—
Total expenses	139	—	119	—	87	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	15	—	—	—
Administrative and other charges	4	—	5	—	—	—
Total expenses	17	—	20	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	317	—	175	—	114
Administrative and other charges	—	125	—	64	—	38
Total expenses	—	442	—	239	—	152
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	156	442	139	239	87	152
Net investment income (loss)	(48)	740	163	2,004	135	1,528
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	748	9,230	93	1,047	63	464
Realized gain distributions	162	2,232	1,182	9,018	230	1,584
Net realized gain (loss) on investments	910	11,462	1,275	10,065	293	2,048
Unrealized appreciation (depreciation)	4,362	57,952	3,067	22,893	705	4,770
Net increase (decrease) in net assets from operations	$5,224	$70,154	$4,505	$34,962	$1,133	$8,346

See accompanying notes which are an integral part of the financial statements.

Annual Report
27

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$173	$605	$193	$1,226	$459	$1,968
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	60	—	71	—	169	—
Administrative and other charges	4	—	5	—	11	—
Total expenses	64	—	76	—	180	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	45	—	106	—	173
Administrative and other charges	—	13	—	28	—	48
Total expenses	—	58	—	134	—	221
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	64	58	76	134	180	221
Net investment income (loss)	109	547	117	1,092	279	1,747
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33	292	100	386	114	1,214
Realized gain distributions	138	548	433	2,342	1,621	3,952
Net realized gain (loss) on investments	171	840	533	2,728	1,735	5,166
Unrealized appreciation (depreciation)	681	2,165	702	4,364	1,553	8,675
Net increase (decrease) in net assets from operations	$961	$3,552	$1,352	$8,184	$3,567	$15,588

See accompanying notes which are an integral part of the financial statements.

Annual Report
28

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$501	$3,901	$337	$4,318	$382	$4,697
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	175	—	133	—	143	—
Administrative and other charges	12	—	9	—	10	—
Total expenses	187	—	142	—	153	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	324	—	364	—	402
Administrative and other charges	—	95	—	107	—	116
Total expenses	—	419	—	471	—	518
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	187	419	142	471	153	518
Net investment income (loss)	314	3,482	195	3,847	229	4,179
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	169	2,781	704	3,541	222	3,502
Realized gain distributions	1,249	7,081	525	6,669	702	7,603
Net realized gain (loss) on investments	1,418	9,862	1,229	10,210	924	11,105
Unrealized appreciation (depreciation)	2,327	20,619	1,955	26,499	2,867	33,337
Net increase (decrease) in net assets from operations	$4,059	$33,963	$3,379	$40,556	$4,020	$48,621

See accompanying notes which are an integral part of the financial statements.

Annual Report
29

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Income:
Dividends	$237	$665	$588	$213	$1,925	$13,774	$25,734
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	150	—	330	558
Administrative and other charges	—	—	—	10	—	22	37
Total expenses	—	—	—	160	—	352	595
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	23	—	71	310
Administrative and other charges	—	—	—	8	—	24	103
Total expenses	—	—	—	31	—	95	413
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	278	1,017	2,050
Administrative and other charges	—	—	—	—	105	314	630
Total expenses	—	—	—	—	383	1,331	2,680
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	55	159	145	—	—	57	589
Administrative and other charges	11	32	29	—	—	11	118
Total expenses	66	191	174	—	—	68	707
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	66	191	174	191	383	1,846	4,395
Net investment income (loss)	171	474	414	22	1,542	11,928	21,339
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	255	267	(470)	98	1,291	12,704
Realized gain distributions	114	1,102	1,026	2,051	17,915	26,026	133,979
Net realized gain (loss) on investments	161	1,357	1,293	1,581	18,013	27,317	146,683
Unrealized appreciation (depreciation)	864	2,812	3,413	2,998	23,446	26,828	70,314
Net increase (decrease) in net assets from operations	$1,196	$4,643	$5,120	$4,601	$43,001	$66,073	$238,336

See accompanying notes which are an integral part of the financial statements.

Annual Report
30

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$27,691	$18,888	$5,519	$355	$3,584	$134	$499
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	228	325	197	117	—	62	—
Administrative and other charges	15	22	13	8	—	4	—
Total expenses	243	347	210	125	—	66	—
Fidelity Income Advantage:
Mortality and expense risk charges	129	188	89	16	—	5	—
Administrative and other charges	43	62	29	6	—	2	—
Total expenses	172	250	118	22	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,617	2,039	654	—	261	—	50
Administrative and other charges	508	642	206	—	92	—	17
Total expenses	2,125	2,681	860	—	353	—	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	651	141	70	—	—	—	—
Administrative and other charges	130	28	14	—	—	—	—
Total expenses	781	169	84	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	5,961	—	—	—	—	—	—
Administrative and other charges	1,543	—	—	—	—	—	—
Total expenses	7,504	—	—	—	—	—	—
Total expenses	10,825	3,447	1,272	147	353	73	67
Net investment income (loss)	16,866	15,441	4,247	208	3,231	61	432
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17,358	10,719	3,733	48	805	(192)	(1,199)
Realized gain distributions	282,268	169,251	70,633	603	6,324	760	3,148
Net realized gain (loss) on investments	299,626	179,970	74,366	651	7,129	568	1,949
Unrealized appreciation (depreciation)	6,679	79,201	26,631	3,730	38,376	412	2,027
Net increase (decrease) in net assets from operations	$323,171	$274,612	$105,244	$4,589	$48,736	$1,041	$4,408

See accompanying notes which are an integral part of the financial statements.

Annual Report
31

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$4	$22	$153	$1,265	$600	$11,281
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	—	69	—	82	—
Administrative and other charges	3	—	5	—	6	—
Total expenses	49	—	74	—	88	—
Fidelity Income Advantage:
Mortality and expense risk charges	11	—	6	—	5	—
Administrative and other charges	3	—	2	—	2	—
Total expenses	14	—	8	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	70	—	114	—	258
Administrative and other charges	—	27	—	43	—	110
Total expenses	—	97	—	157	—	368
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	63	97	82	157	95	368
Net investment income (loss)	(59)	(75)	71	1,108	505	10,913
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	134	910	82	1,332	4	5
Realized gain distributions	518	3,696	—	—	—	—
Net realized gain (loss) on investments	652	4,606	82	1,332	4	5
Unrealized appreciation (depreciation)	1,129	8,738	2,305	18,395	386	7,468
Net increase (decrease) in net assets from operations	$1,722	$13,269	$2,458	$20,835	$895	$18,386

See accompanying notes which are an integral part of the financial statements.

Annual Report
32

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt
Income:
Dividends	$3,678	$2,100	$692	$1,984	$635	$6,200
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	54	13	16	168	93
Administrative and other charges	4	4	1	1	11	6
Total expenses	58	58	14	17	179	99
Fidelity Income Advantage:
Mortality and expense risk charges	5	7	4	2	20	12
Administrative and other charges	2	2	1	1	6	4
Total expenses	7	9	5	3	26	16
Fidelity Personal Retirement:
Mortality and expense risk charges	158	143	51	79	46	126
Administrative and other charges	62	52	21	31	17	53
Total expenses	220	195	72	110	63	179
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	285	262	91	130	268	294
Net investment income (loss)	3,393	1,838	601	1,854	367	5,906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,211	1,974	681	560	(1,452)	(830)
Realized gain distributions	616	390	591	197	4,090	—
Net realized gain (loss) on investments	1,827	2,364	1,272	757	2,638	(830)
Unrealized appreciation (depreciation)	2,802	24,084	7,360	9,988	7,502	10,064
Net increase (decrease) in net assets from operations	$8,022	$28,286	$9,233	$12,599	$10,507	$15,140

See accompanying notes which are an integral part of the financial statements.

Annual Report
33

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Income:
Dividends	$478	$313	$—	$57	$835	$566
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	53	195	134	83	1
Administrative and other charges	3	4	13	9	6	—
Total expenses	54	57	208	143	89	1
Fidelity Income Advantage:
Mortality and expense risk charges	17	11	28	16	4	—
Administrative and other charges	6	4	9	5	1	—
Total expenses	23	15	37	21	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	24	19	—	—	103	16
Administrative and other charges	8	7	—	—	42	6
Total expenses	32	26	—	—	145	22
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	109	98	245	164	239	23
Net investment income (loss)	369	215	(245)	(107)	596	543
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(423)	570	41	10	(2,281)	(559)
Realized gain distributions	1,091	1,557	3,095	2,255	—	—
Net realized gain (loss) on investments	668	2,127	3,136	2,265	(2,281)	(559)
Unrealized appreciation (depreciation)	3,077	2,598	6,099	2,975	17,455	1,428
Net increase (decrease) in net assets from operations	$4,114	$4,940	$8,990	$5,133	$15,770	$1,412

See accompanying notes which are an integral part of the financial statements.

Annual Report
34

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$10,320	$2,820	$15,879	$1,912	$6,465	$1,462
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	232	61	203	38	33	23
Administrative and other charges	16	4	14	3	2	2
Total expenses	248	65	217	41	35	25
Fidelity Income Advantage:
Mortality and expense risk charges	7	9	10	4	4	3
Administrative and other charges	2	3	3	2	2	1
Total expenses	9	12	13	6	6	4
Fidelity Personal Retirement:
Mortality and expense risk charges	456	209	713	228	114	69
Administrative and other charges	171	82	250	82	43	24
Total expenses	627	291	963	310	157	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	884	368	1,193	357	198	122
Net investment income (loss)	9,436	2,452	14,686	1,555	6,267	1,340
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(507)	(2,145)	54	165	(704)	81
Realized gain distributions	—	—	—	5,672	—	—
Net realized gain (loss) on investments	(507)	(2,145)	54	5,837	(704)	81
Unrealized appreciation (depreciation)	4,854	13,177	25,883	20,015	(3,998)	994
Net increase (decrease) in net assets from operations	$13,783	$13,484	$40,623	$27,407	$1,565	$2,415

See accompanying notes which are an integral part of the financial statements.

Annual Report
35

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$2,774	$1,802	$27,954	$17,488	$3,440	$3,776	$19,080	$19,574
Net realized gain (loss) on investments	—	—	—	—	(50)	(7,623)	1,633	(2,216)
Unrealized appreciation (depreciation)	—	—	—	—	6,991	597	29,692	(30,667)
Net increase (decrease) in net assets from operations	2,774	1,802	27,954	17,488	10,381	(3,250)	50,405	(13,309)
Contract Transactions:
Payments received from contract owners	2,093	2,416	1,000,244	937,896	340	1,005	5,034	4,816
Transfers between sub-accounts and the fixed account, net	30,960	86,927	(401,557)	(50,827)	74	(6,614)	21,027	(32,601)
Contract benefits	(6,055)	(4,301)	(81,827)	(93,324)	(2,372)	(2,958)	(851)	(65)
Contract terminations	(41,675)	(50,285)	(396,283)	(343,083)	(2,396)	(3,221)	(13,905)	(12,911)
Contract maintenance charges	(56)	(53)	—	—	(9)	(10)	—	—
Other transfers (to) from FILI, net	32	4,196	(23)	(6)	(77)	(95)	(1)	(5)
Net increase (decrease) in net assets from contract transactions	(14,701)	38,900	120,554	450,656	(4,440)	(11,893)	11,304	(40,766)
Total increase (decrease) in net assets	(11,927)	40,702	148,508	468,144	5,941	(15,143)	61,709	(54,075)
Net Assets:
Beginning of period	245,586	204,884	1,546,389	1,078,245	74,690	89,833	338,017	392,092
End of period	$233,659	$245,586	$1,694,897	$1,546,389	$80,631	$74,690	$399,726	$338,017
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$4,292	$5,406	$5,820	$6,567	$(2,741)	$(2,876)	$(38)	$(144)
Net realized gain (loss) on investments	25,482	17,288	23,532	17,957	45,847	82,893	39,242	72,124
Unrealized appreciation (depreciation)	56,227	(57,117)	48,418	(52,144)	94,069	(81,330)	81,839	(76,083)
Net increase (decrease) in net assets from operations	86,001	(34,423)	77,770	(27,620)	137,175	(1,313)	121,043	(4,103)
Contract Transactions:
Payments received from contract owners	952	352	4,779	3,211	1,039	838	4,320	6,470
Transfers between sub-accounts and the fixed account, net	(13,461)	(13,837)	(2,963)	(20,233)	(19,160)	(15,888)	(23,782)	29,390
Contract benefits	(11,528)	(11,193)	(216)	(105)	(12,915)	(9,372)	(98)	(1,911)
Contract terminations	(13,493)	(17,864)	(15,176)	(10,345)	(15,954)	(17,987)	(12,592)	(9,850)
Contract maintenance charges	(51)	(56)	—	—	(78)	(82)	—	—
Other transfers (to) from FILI, net	(476)	(710)	(2)	(2)	(305)	(399)	—	—
Net increase (decrease) in net assets from contract transactions	(38,057)	(43,308)	(13,578)	(27,474)	(47,373)	(42,890)	(32,152)	24,099
Total increase (decrease) in net assets	47,944	(77,731)	64,192	(55,094)	89,802	(44,203)	88,891	19,996
Net Assets:
Beginning of period	341,942	419,673	291,581	346,675	429,361	473,564	367,819	347,823
End of period	$389,886	$341,942	$355,773	$291,581	$519,163	$429,361	$456,710	$367,819
See accompanying notes which are an integral part of the financial statements.

Annual Report
36

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$651	$562	$3,056	$3,043
Net realized gain (loss) on investments	2,880	1,359	10,029	7,847
Unrealized appreciation (depreciation)	14,157	(15,134)	38,785	(48,399)
Net increase (decrease) in net assets from operations	17,688	(13,213)	51,870	(37,509)
Contract Transactions:
Payments received from contract owners	116	190	1,457	4,587
Transfers between sub-accounts and the fixed account, net	(4,505)	(8,779)	(23,762)	(36,800)
Contract benefits	(1,921)	(1,661)	(514)	(734)
Contract terminations	(2,717)	(3,189)	(11,879)	(5,972)
Contract maintenance charges	(12)	(15)	—	—
Other transfers (to) from FILI, net	20	(38)	1	(3)
Net increase (decrease) in net assets from contract transactions	(9,019)	(13,492)	(34,697)	(38,922)
Total increase (decrease) in net assets	8,669	(26,705)	17,173	(76,431)
Net Assets:
Beginning of period	69,884	96,589	202,627	279,058
End of period	$78,553	$69,884	$219,800	$202,627

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$3,135	$2,720	$18,426	$13,914	$1,797	$1,703	$2,947	$2,796
Net realized gain (loss) on investments	(14)	(44)	1,916	1,543	7,858	6,376	8,709	6,419
Unrealized appreciation (depreciation)	10,966	(5,367)	39,635	(21,747)	21,391	(20,323)	19,701	(19,925)
Net increase (decrease) in net assets from operations	14,087	(2,691)	59,977	(6,290)	31,046	(12,244)	31,357	(10,710)
Contract Transactions:
Payments received from contract owners	650	431	22,774	12,121	361	466	2,992	5,602
Transfers between sub-accounts and the fixed account, net	992	(5,688)	112,759	(58,345)	(3,637)	(1,979)	(586)	7,630
Contract benefits	(6,122)	(6,011)	(446)	(485)	(7,262)	(7,170)	(5)	(5)
Contract terminations	(6,964)	(7,993)	(33,060)	(42,097)	(7,591)	(11,701)	(10,834)	(12,118)
Contract maintenance charges	(23)	(24)	—	—	(30)	(33)	—	—
Other transfers (to) from FILI, net	(309)	(149)	1	(7)	(31)	(97)	(1)	—
Net increase (decrease) in net assets from contract transactions	(11,776)	(19,434)	102,028	(88,813)	(18,190)	(20,514)	(8,434)	1,109
Total increase (decrease) in net assets	2,311	(22,125)	162,005	(95,103)	12,856	(32,758)	22,923	(9,601)
Net Assets:
Beginning of period	167,175	189,300	605,710	700,813	187,592	220,350	179,408	189,009
End of period	$169,486	$167,175	$767,715	$605,710	$200,448	$187,592	$202,331	$179,408

See accompanying notes which are an integral part of the financial statements.

Annual Report
37

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$50,179	$43,471	$451	$390	$1,364	$1,243
Net realized gain (loss) on investments	152,739	136,592	4,042	3,875	6,170	5,001
Unrealized appreciation (depreciation)	581,485	(307,922)	8,105	(9,747)	13,523	(14,580)
Net increase (decrease) in net assets from operations	784,403	(127,859)	12,598	(5,482)	21,057	(8,336)
Contract Transactions:
Payments received from contract owners	41,822	50,209	136	124	1,574	2,065
Transfers between sub-accounts and the fixed account, net	44,286	(12,054)	(2,228)	(2,422)	(2,857)	(167)
Contract benefits	(12,032)	(14,766)	(1,710)	(2,331)	(90)	—
Contract terminations	(84,418)	(75,062)	(2,031)	(2,077)	(4,378)	(4,318)
Contract maintenance charges	(81)	(81)	(12)	(13)	—	—
Other transfers (to) from FILI, net	(72)	(200)	(45)	(111)	1	—
Net increase (decrease) in net assets from contract transactions	(10,495)	(51,954)	(5,890)	(6,830)	(5,750)	(2,420)
Total increase (decrease) in net assets	773,908	(179,813)	6,708	(12,312)	15,307	(10,756)
Net Assets:
Beginning of period	2,532,559	2,712,372	60,380	72,692	96,219	106,975
End of period	$3,306,467	$2,532,559	$67,088	$60,380	$111,526	$96,219

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(3,270)	$(1,194)	$2,729	$6,094	$1,408	$959	$31,652	$22,201
Net realized gain (loss) on investments	117,336	103,089	176,297	145,792	9,460	11,202	160,855	174,433
Unrealized appreciation (depreciation)	118,993	(160,877)	192,884	(240,226)	22,281	(19,647)	372,444	(319,943)
Net increase (decrease) in net assets from operations	233,059	(58,982)	371,910	(88,340)	33,149	(7,486)	564,951	(123,309)
Contract Transactions:
Payments received from contract owners	1,591	1,846	11,366	17,881	810	1,222	53,683	62,679
Transfers between sub-accounts and the fixed account, net	(35,537)	(43,429)	(59,401)	(17,612)	3,219	(1,718)	65,116	93,031
Contract benefits	(21,461)	(17,483)	(1,147)	(254)	(5,264)	(6,305)	(3,112)	(2,422)
Contract terminations	(33,046)	(29,857)	(41,109)	(36,710)	(6,017)	(6,194)	(167,303)	(165,011)
Contract maintenance charges	(147)	(155)	—	—	(18)	(18)	—	—
Other transfers (to) from FILI, net	(511)	(1,266)	13	(8)	(552)	147	(1)	(90)
Net increase (decrease) in net assets from contract transactions	(89,111)	(90,344)	(90,278)	(36,703)	(7,822)	(12,866)	(51,617)	(11,813)
Total increase (decrease) in net assets	143,948	(149,326)	281,632	(125,043)	25,327	(20,352)	513,334	(135,122)
Net Assets:
Beginning of period	795,340	944,666	1,221,858	1,346,901	144,570	164,922	2,407,194	2,542,316
End of period	$939,288	$795,340	$1,503,490	$1,221,858	$169,897	$144,570	$2,920,528	$2,407,194

See accompanying notes which are an integral part of the financial statements.

Annual Report
38

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(49)	$(61)	$388	$356	$3,071	$(595)	$6,353	$159
Net realized gain (loss) on investments	3,684	2,529	19,398	12,758	12,123	11,931	18,331	18,345
Unrealized appreciation (depreciation)	1,502	(3,581)	8,678	(18,772)	13,076	(22,226)	24,536	(36,019)
Net increase (decrease) in net assets from operations	5,137	(1,113)	28,464	(5,658)	28,270	(10,890)	49,220	(17,515)
Contract Transactions:
Payments received from contract owners	90	50	476	1,328	270	162	1,156	2,210
Transfers between sub-accounts and the fixed account, net	(2,038)	(724)	(11,345)	—	(2,915)	(7,229)	(6,937)	(19,116)
Contract benefits	(578)	(617)	(90)	(52)	(4,341)	(4,198)	(389)	(26)
Contract terminations	(726)	(917)	(3,426)	(2,971)	(4,281)	(4,194)	(10,711)	(7,580)
Contract maintenance charges	(3)	(3)	—	—	(20)	(22)	—	—
Other transfers (to) from FILI, net	(16)	(64)	1	—	(293)	(309)	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(3,271)	(2,275)	(14,384)	(1,695)	(11,580)	(15,790)	(16,883)	(24,513)
Total increase (decrease) in net assets	1,866	(3,388)	14,080	(7,353)	16,690	(26,680)	32,337	(42,028)
Net Assets:
Beginning of period	18,876	22,264	101,034	108,387	102,639	129,319	171,312	213,340
End of period	$20,742	$18,876	$115,114	$101,034	$119,329	$102,639	$203,649	$171,312
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(975)	$(730)	$(438)	$(263)	$12	$(668)	$3,105	$2,162
Net realized gain (loss) on investments	18,462	13,733	55,115	22,443	32,187	33,257	58,002	54,653
Unrealized appreciation (depreciation)	26,567	(4,656)	98,549	(217)	23,897	(79,591)	42,726	(138,256)
Net increase (decrease) in net assets from operations	44,054	8,347	153,226	21,963	56,096	(47,002)	103,833	(81,441)
Contract Transactions:
Payments received from contract owners	555	111	13,249	6,750	207	449	2,845	5,951
Transfers between sub-accounts and the fixed account, net	29,825	9,755	135,246	75,370	(20,900)	(16,400)	(43,435)	(23,716)
Contract benefits	(3,541)	(2,830)	(579)	(85)	(7,874)	(9,396)	(298)	(139)
Contract terminations	(4,130)	(3,642)	(22,792)	(7,304)	(11,356)	(9,212)	(14,585)	(13,893)
Contract maintenance charges	(22)	(17)	—	—	(42)	(50)	—	—
Other transfers (to) from FILI, net	92	(267)	4	6	(589)	(593)	1	(6)
Net increase (decrease) in net assets from contract transactions	22,779	3,110	125,128	74,737	(40,554)	(35,202)	(55,472)	(31,803)
Total increase (decrease) in net assets	66,833	11,457	278,354	96,700	15,542	(82,204)	48,361	(113,244)
Net Assets:
Beginning of period	98,882	87,425	321,276	224,576	262,981	345,185	466,686	579,930
End of period	$165,715	$98,882	$599,630	$321,276	$278,523	$262,981	$515,047	$466,686

See accompanying notes which are an integral part of the financial statements.

Annual Report
39

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$250	$37	$991	$520	$468	$376	$3,382	$1,907
Net realized gain (loss) on investments	3,298	1,834	6,848	3,456	3,874	1,983	14,000	8,046
Unrealized appreciation (depreciation)	5,588	(8,313)	11,656	(16,548)	2,183	(1,112)	14,909	(3,266)
Net increase (decrease) in net assets from operations	9,136	(6,442)	19,495	(12,572)	6,525	1,247	32,291	6,687
Contract Transactions:
Payments received from contract owners	78	56	145	286	188	24	5,457	2,261
Transfers between sub-accounts and the fixed account, net	(1,873)	(3,719)	1,832	(13,097)	(2,859)	11,585	37,650	24,972
Contract benefits	(1,133)	(1,277)	(115)	(25)	(1,027)	(652)	(222)	(40)
Contract terminations	(1,511)	(1,499)	(2,385)	(3,055)	(1,116)	(704)	(4,815)	(3,243)
Contract maintenance charges	(4)	(5)	—	—	(5)	(4)	—	—
Other transfers (to) from FILI, net	(82)	(47)	(3)	—	(98)	5	1	(4)
Net increase (decrease) in net assets from contract transactions	(4,525)	(6,491)	(526)	(15,891)	(4,917)	10,254	38,071	23,946
Total increase (decrease) in net assets	4,611	(12,933)	18,969	(28,463)	1,608	11,501	70,362	30,633
Net Assets:
Beginning of period	28,769	41,702	58,000	86,463	35,650	24,149	127,653	97,020
End of period	$33,380	$28,769	$76,969	$58,000	$37,258	$35,650	$198,015	$127,653
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(498)	$(1,215)	$1,135	$(1,048)	$322	$36	$1,399	$787
Net realized gain (loss) on investments	28,387	26,988	117,044	87,595	(2,087)	(1,664)	(7,527)	(689)
Unrealized appreciation (depreciation)	23,821	(35,124)	104,909	(133,231)	4,092	(7,714)	14,140	(29,247)
Net increase (decrease) in net assets from operations	51,710	(9,351)	223,088	(46,684)	2,327	(9,342)	8,012	(29,149)
Contract Transactions:
Payments received from contract owners	265	761	6,054	10,695	71	47	987	1,148
Transfers between sub-accounts and the fixed account, net	(884)	(11,453)	9,967	6,398	(1,682)	(2,035)	(17,280)	4,477
Contract benefits	(2,464)	(2,389)	(360)	(30)	(505)	(932)	(116)	(126)
Contract terminations	(5,040)	(6,056)	(13,982)	(14,099)	(928)	(1,137)	(4,461)	(2,438)
Contract maintenance charges	(24)	(29)	—	—	(8)	(11)	—	—
Other transfers (to) from FILI, net	40	38	(2)	4	(159)	38	1	(1)
Net increase (decrease) in net assets from contract transactions	(8,107)	(19,128)	1,677	2,968	(3,211)	(4,030)	(20,869)	3,060
Total increase (decrease) in net assets	43,603	(28,479)	224,765	(43,716)	(884)	(13,372)	(12,857)	(26,089)
Net Assets:
Beginning of period	108,683	137,162	447,074	490,790	26,757	40,129	85,583	111,672
End of period	$152,286	$108,683	$671,839	$447,074	$25,873	$26,757	$72,726	$85,583

See accompanying notes which are an integral part of the financial statements.

Annual Report
40

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(749)	$(823)	$(247)	$(329)	$246	$78	$2,114	$1,418
Net realized gain (loss) on investments	11,427	6,326	61,254	22,199	1,244	1,925	11,592	14,060
Unrealized appreciation (depreciation)	19,174	1,409	95,374	11,041	4,774	(6,525)	22,013	(40,668)
Net increase (decrease) in net assets from operations	29,852	6,912	156,381	32,911	6,264	(4,522)	35,719	(25,190)
Contract Transactions:
Payments received from contract owners	281	288	7,239	9,609	32	38	753	2,716
Transfers between sub-accounts and the fixed account, net	(18,163)	5,716	(83,866)	55,336	(4,536)	(12,874)	(23,249)	(25,866)
Contract benefits	(3,096)	(2,625)	(200)	(189)	(800)	(422)	(269)	—
Contract terminations	(4,125)	(3,579)	(19,567)	(13,512)	(489)	(747)	(9,408)	(3,971)
Contract maintenance charges	(23)	(25)	—	—	(3)	(7)	—	—
Other transfers (to) from FILI, net	(44)	16	3	6	89	29	—	2
Net increase (decrease) in net assets from contract transactions	(25,170)	(209)	(96,391)	51,250	(5,707)	(13,983)	(32,173)	(27,119)
Total increase (decrease) in net assets	4,682	6,703	59,990	84,161	557	(18,505)	3,546	(52,309)
Net Assets:
Beginning of period	125,420	118,717	620,666	536,505	21,657	40,162	120,583	172,892
End of period	$130,102	$125,420	$680,656	$620,666	$22,214	$21,657	$124,129	$120,583
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$67	$(27)	$1,036	$695	$(126)	$(123)	$98	$87
Net realized gain (loss) on investments	3,510	2,290	13,833	8,561	2,683	2,121	16,937	12,304
Unrealized appreciation (depreciation)	3,813	(7,827)	15,033	(30,668)	2,922	(2,922)	19,698	(19,095)
Net increase (decrease) in net assets from operations	7,390	(5,564)	29,902	(21,412)	5,479	(924)	36,733	(6,704)
Contract Transactions:
Payments received from contract owners	32	58	1,024	1,584	81	233	2,371	3,796
Transfers between sub-accounts and the fixed account, net	(3,124)	(4,520)	(14,943)	(17,325)	(3,516)	4,449	(19,459)	39,541
Contract benefits	(1,064)	(854)	(79)	(19)	(826)	(651)	(128)	(6)
Contract terminations	(1,105)	(700)	(3,380)	(5,324)	(773)	(492)	(5,204)	(4,268)
Contract maintenance charges	(4)	(5)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	42	(45)	(8)	—	22	4	(2)	(3)
Net increase (decrease) in net assets from contract transactions	(5,223)	(6,066)	(17,386)	(21,084)	(5,016)	3,539	(22,422)	39,060
Total increase (decrease) in net assets	2,167	(11,630)	12,516	(42,496)	463	2,615	14,311	32,356
Net Assets:
Beginning of period	28,433	40,063	111,321	153,817	22,599	19,984	146,065	113,709
End of period	$30,600	$28,433	$123,837	$111,321	$23,062	$22,599	$160,376	$146,065

See accompanying notes which are an integral part of the financial statements.

Annual Report
41

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$301	$625	$2,614	$3,790	$1,474	$1,812	$27,134	$30,578
Net realized gain (loss) on investments	651	995	4,053	8,155	620	120	9,253	2,623
Unrealized appreciation (depreciation)	5,428	(4,076)	24,503	(22,384)	3,858	(4,202)	52,068	(58,609)
Net increase (decrease) in net assets from operations	6,380	(2,456)	31,170	(10,439)	5,952	(2,270)	88,455	(25,408)
Contract Transactions:
Payments received from contract owners	33	36	2,040	1,278	67	202	12,653	14,216
Transfers between sub-accounts and the fixed account, net	34	(3,988)	12,369	(19,410)	(1,471)	(6,220)	(9,779)	(90,082)
Contract benefits	(666)	(779)	(162)	(50)	(1,852)	(2,096)	(1,136)	(201)
Contract terminations	(1,092)	(1,108)	(6,723)	(4,197)	(2,596)	(3,271)	(34,174)	(48,397)
Contract maintenance charges	(7)	(7)	—	—	(9)	(11)	—	—
Other transfers (to) from FILI, net	(226)	(17)	1	(2)	(195)	60	—	(12)
Net increase (decrease) in net assets from contract transactions	(1,924)	(5,863)	7,525	(22,381)	(6,056)	(11,336)	(32,436)	(124,476)
Total increase (decrease) in net assets	4,456	(8,319)	38,695	(32,820)	(104)	(13,606)	56,019	(149,884)
Net Assets:
Beginning of period	28,875	37,194	136,704	169,524	61,616	75,222	840,109	989,993
End of period	$33,331	$28,875	$175,399	$136,704	$61,512	$61,616	$896,128	$840,109

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(48)	$(50)	$740	$1,114
Net realized gain (loss) on investments	910	1,866	11,462	16,659
Unrealized appreciation (depreciation)	4,362	(4,645)	57,952	(52,818)
Net increase (decrease) in net assets from operations	5,224	(2,829)	70,154	(35,045)
Contract Transactions:
Payments received from contract owners	18	80	5,812	7,490
Transfers between sub-accounts and the fixed account, net	162	(2,653)	7,586	(4,087)
Contract benefits	(377)	(378)	(70)	(73)
Contract terminations	(545)	(1,053)	(11,855)	(8,838)
Contract maintenance charges	(2)	(3)	—	—
Other transfers (to) from FILI, net	51	4	(2)	—
Net increase (decrease) in net assets from contract transactions	(693)	(4,003)	1,471	(5,508)
Total increase (decrease) in net assets	4,531	(6,832)	71,625	(40,553)
Net Assets:
Beginning of period	16,710	23,542	218,230	258,783
End of period	$21,241	$16,710	$289,855	$218,230

See accompanying notes which are an integral part of the financial statements.

Annual Report
42

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$163	$44	$2,004	$1,128
Net realized gain (loss) on investments	1,275	1,238	10,065	8,416
Unrealized appreciation (depreciation)	3,067	(3,939)	22,893	(28,410)
Net increase (decrease) in net assets from operations	4,505	(2,657)	34,962	(18,866)
Contract Transactions:
Payments received from contract owners	88	19	1,379	1,345
Transfers between sub-accounts and the fixed account, net	(340)	(1,796)	(3,315)	(2,572)
Contract benefits	(613)	(596)	(52)	(23)
Contract terminations	(847)	(589)	(6,475)	(2,600)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(38)	7	—	(2)
Net increase (decrease) in net assets from contract transactions	(1,752)	(2,957)	(8,463)	(3,852)
Total increase (decrease) in net assets	2,753	(5,614)	26,499	(22,718)
Net Assets:
Beginning of period	15,359	20,973	114,745	137,463
End of period	$18,112	$15,359	$141,244	$114,745
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$135	$96	$1,528	$1,121
Net realized gain (loss) on investments	293	205	2,048	1,533
Unrealized appreciation (depreciation)	705	(615)	4,770	(4,262)
Net increase (decrease) in net assets from operations	1,133	(314)	8,346	(1,608)
Contract Transactions:
Payments received from contract owners	7	1	860	805
Transfers between sub-accounts and the fixed account, net	(52)	(75)	3,138	6,906
Contract benefits	(404)	(567)	(27)	(79)
Contract terminations	(575)	(288)	(2,328)	(5,726)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	16	11	2	—
Net increase (decrease) in net assets from contract transactions	(1,010)	(920)	1,645	1,906
Total increase (decrease) in net assets	123	(1,234)	9,991	298
Net Assets:
Beginning of period	10,785	12,019	71,014	70,716
End of period	$10,908	$10,785	$81,005	$71,014

See accompanying notes which are an integral part of the financial statements.

Annual Report
43

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$109	$68	$547	$381	$117	$83	$1,092	$758
Net realized gain (loss) on investments	171	136	840	504	533	388	2,728	2,357
Unrealized appreciation (depreciation)	681	(493)	2,165	(1,708)	702	(935)	4,364	(5,411)
Net increase (decrease) in net assets from operations	961	(289)	3,552	(823)	1,352	(464)	8,184	(2,296)
Contract Transactions:
Payments received from contract owners	100	15	414	373	1	61	318	2,045
Transfers between sub-accounts and the fixed account, net	14	772	2,389	1,961	1,092	(157)	3,287	(6,124)
Contract benefits	(1)	(6)	(55)	(11)	(36)	(142)	—	(41)
Contract terminations	(206)	(391)	(2,001)	(778)	(1,894)	(496)	(2,240)	(2,861)
Contract maintenance charges	(1)	(1)	—	—	(2)	(3)	—	—
Other transfers (to) from FILI, net	(2)	—	(1)	(2)	1	(33)	—	2
Net increase (decrease) in net assets from contract transactions	(96)	389	746	1,543	(838)	(770)	1,365	(6,979)
Total increase (decrease) in net assets	865	100	4,298	720	514	(1,234)	9,549	(9,275)
Net Assets:
Beginning of period	7,477	7,377	25,309	24,589	9,342	10,576	51,905	61,180
End of period	$8,342	$7,477	$29,607	$25,309	$9,856	$9,342	$61,454	$51,905
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$279	$181	$1,747	$1,250	$314	$160	$3,482	$2,363
Net realized gain (loss) on investments	1,735	1,234	5,166	4,531	1,418	1,130	9,862	7,615
Unrealized appreciation (depreciation)	1,553	(2,770)	8,675	(10,890)	2,327	(2,848)	20,619	(21,800)
Net increase (decrease) in net assets from operations	3,567	(1,355)	15,588	(5,109)	4,059	(1,558)	33,963	(11,822)
Contract Transactions:
Payments received from contract owners	3	12	1,450	1,790	59	66	3,408	4,588
Transfers between sub-accounts and the fixed account, net	(847)	(1,333)	(2,224)	(4,752)	1,589	(256)	2,630	(7,716)
Contract benefits	(40)	(31)	(2)	(5)	(45)	(113)	(14)	(777)
Contract terminations	(963)	(1,194)	(5,390)	(4,612)	(1,175)	(2,126)	(11,285)	(8,147)
Contract maintenance charges	(3)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	5	3	(3)	(1)	7	5	—	(3)
Net increase (decrease) in net assets from contract transactions	(1,845)	(2,546)	(6,169)	(7,580)	431	(2,428)	(5,261)	(12,055)
Total increase (decrease) in net assets	1,722	(3,901)	9,419	(12,689)	4,490	(3,986)	28,702	(23,877)
Net Assets:
Beginning of period	21,534	25,435	89,717	102,406	21,283	25,269	175,246	199,123
End of period	$23,256	$21,534	$99,136	$89,717	$25,773	$21,283	$203,948	$175,246
See accompanying notes which are an integral part of the financial statements.

Annual Report
44

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$195	$112	$3,847	$2,439	$229	$103	$4,179	$2,332
Net realized gain (loss) on investments	1,229	664	10,210	7,442	924	989	11,105	7,903
Unrealized appreciation (depreciation)	1,955	(2,125)	26,499	(23,729)	2,867	(2,823)	33,337	(27,826)
Net increase (decrease) in net assets from operations	3,379	(1,349)	40,556	(13,848)	4,020	(1,731)	48,621	(17,591)
Contract Transactions:
Payments received from contract owners	38	111	7,511	8,072	114	164	10,657	10,943
Transfers between sub-accounts and the fixed account, net	(1,821)	935	2,093	515	(1,106)	(214)	8,880	9,517
Contract benefits	(24)	(5)	(65)	(15)	(72)	(3)	(87)	—
Contract terminations	(969)	(875)	(9,415)	(7,456)	(492)	(1,004)	(6,355)	(4,054)
Contract maintenance charges	(6)	(8)	—	—	(5)	(5)	—	—
Other transfers (to) from FILI, net	3	1	1	3	(1)	(2)	—	1
Net increase (decrease) in net assets from contract transactions	(2,779)	159	125	1,119	(1,562)	(1,064)	13,095	16,407
Total increase (decrease) in net assets	600	(1,190)	40,681	(12,729)	2,458	(2,795)	61,716	(1,184)
Net Assets:
Beginning of period	17,153	18,343	189,548	202,277	18,099	20,894	198,026	199,210
End of period	$17,753	$17,153	$230,229	$189,548	$20,557	$18,099	$259,742	$198,026

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$171	$116	$474	$301	$414	$235
Net realized gain (loss) on investments	161	214	1,357	866	1,293	871
Unrealized appreciation (depreciation)	864	(684)	2,812	(2,604)	3,413	(2,866)
Net increase (decrease) in net assets from operations	1,196	(354)	4,643	(1,437)	5,120	(1,760)
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(22)	(1)	(29)	—	892	(9)
Contract benefits	(841)	(1,011)	(2,231)	(2,214)	(1,757)	(1,801)
Contract terminations	(8)	—	(65)	(81)	(44)	(54)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	9	57	148	91	77	(40)
Net increase (decrease) in net assets from contract transactions	(862)	(955)	(2,177)	(2,204)	(832)	(1,904)
Total increase (decrease) in net assets	334	(1,309)	2,466	(3,641)	4,288	(3,664)
Net Assets:
Beginning of period	10,685	11,994	30,105	33,746	26,285	29,949
End of period	$11,019	$10,685	$32,571	$30,105	$30,573	$26,285

See accompanying notes which are an integral part of the financial statements.

Annual Report
45

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$22	$(7)	$1,542	$1,329	$11,928	$10,631	$21,339	$16,389
Net realized gain (loss) on investments	1,581	3,074	18,013	24,505	27,317	31,938	146,683	130,450
Unrealized appreciation (depreciation)	2,998	(6,866)	23,446	(57,198)	26,828	(55,939)	70,314	(227,168)
Net increase (decrease) in net assets from operations	4,601	(3,799)	43,001	(31,364)	66,073	(13,370)	238,336	(80,329)
Contract Transactions:
Payments received from contract owners	32	42	1,594	3,329	14,166	14,128	30,433	31,227
Transfers between sub-accounts and the fixed account, net	(3,730)	(1,656)	(20,037)	9	43,630	(525)	54,754	15,766
Contract benefits	(607)	(596)	(158)	(7)	(3,286)	(3,064)	(14,432)	(15,206)
Contract terminations	(1,521)	(950)	(5,947)	(6,665)	(39,751)	(51,527)	(72,108)	(61,747)
Contract maintenance charges	(4)	(5)	—	—	(7)	(7)	(14)	(15)
Other transfers (to) from FILI, net	(154)	(21)	(5)	(2)	250	50	(409)	365
Net increase (decrease) in net assets from contract transactions	(5,984)	(3,186)	(24,553)	(3,336)	15,002	(40,945)	(1,776)	(29,610)
Total increase (decrease) in net assets	(1,383)	(6,985)	18,448	(34,700)	81,075	(54,315)	236,560	(109,939)
Net Assets:
Beginning of period	22,406	29,391	193,675	228,375	663,025	717,340	1,357,846	1,467,785
End of period	$21,023	$22,406	$212,123	$193,675	$744,100	$663,025	$1,594,406	$1,357,846

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$16,866	$11,023	$15,441	$10,308	$4,247	$2,310
Net realized gain (loss) on investments	299,626	243,774	179,970	139,341	74,366	54,798
Unrealized appreciation (depreciation)	6,679	(383,201)	79,201	(254,677)	26,631	(100,260)
Net increase (decrease) in net assets from operations	323,171	(128,404)	274,612	(105,028)	105,244	(43,152)
Contract Transactions:
Payments received from contract owners	22,374	40,358	28,452	33,051	9,710	15,333
Transfers between sub-accounts and the fixed account, net	31,463	61,612	4,426	39,446	(13,718)	13,243
Contract benefits	(12,466)	(11,229)	(5,313)	(5,555)	(3,037)	(3,551)
Contract terminations	(127,080)	(137,737)	(48,030)	(47,293)	(14,618)	(15,945)
Contract maintenance charges	(9)	(9)	(9)	(11)	(5)	(6)
Other transfers (to) from FILI, net	(359)	(191)	(184)	121	10	304
Net increase (decrease) in net assets from contract transactions	(86,077)	(47,196)	(20,658)	19,759	(21,658)	9,378
Total increase (decrease) in net assets	237,094	(175,600)	253,954	(85,269)	83,586	(33,774)
Net Assets:
Beginning of period	1,681,663	1,857,263	1,238,781	1,324,050	417,178	450,952
End of period	$1,918,757	$1,681,663	$1,492,735	$1,238,781	$500,764	$417,178

See accompanying notes which are an integral part of the financial statements.

Annual Report
46

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$208	$361	$3,231	$4,718	$61	$62	$432	$575
Net realized gain (loss) on investments	651	1,187	7,129	14,123	568	1,184	1,949	4,568
Unrealized appreciation (depreciation)	3,730	(5,270)	38,376	(52,452)	412	(4,549)	2,027	(18,123)
Net increase (decrease) in net assets from operations	4,589	(3,722)	48,736	(33,611)	1,041	(3,303)	4,408	(12,980)
Contract Transactions:
Payments received from contract owners	69	41	3,417	2,482	13	15	214	1,066
Transfers between sub-accounts and the fixed account, net	1,180	(7,155)	8,151	(43,295)	(1,229)	(5,068)	(8,125)	(18,848)
Contract benefits	(501)	(598)	(41)	(89)	(141)	(236)	(76)	—
Contract terminations	(516)	(786)	(8,400)	(5,700)	(272)	(288)	(1,118)	(1,301)
Contract maintenance charges	(3)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(12)	(25)	1	(1)	(132)	(15)	—	(3)
Net increase (decrease) in net assets from contract transactions	217	(8,527)	3,128	(46,603)	(1,764)	(5,596)	(9,105)	(19,086)
Total increase (decrease) in net assets	4,806	(12,249)	51,864	(80,214)	(723)	(8,899)	(4,697)	(32,066)
Net Assets:
Beginning of period	15,097	27,346	156,630	236,844	8,973	17,872	36,850	68,916
End of period	$19,903	$15,097	$208,494	$156,630	$8,250	$8,973	$32,153	$36,850
(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(59)	$46	$(75)	$540	$71	$(59)	$1,108	$267
Net realized gain (loss) on investments	652	398	4,606	3,452	82	2,123	1,332	10,413
Unrealized appreciation (depreciation)	1,129	(829)	8,738	(6,327)	2,305	(4,866)	18,395	(31,240)
Net increase (decrease) in net assets from operations	1,722	(385)	13,269	(2,335)	2,458	(2,802)	20,835	(20,560)
Contract Transactions:
Payments received from contract owners	13	1	1,111	743	5	78	995	3,656
Transfers between sub-accounts and the fixed account, net	2,498	239	17,550	4,240	(726)	(7,326)	172	(26,535)
Contract benefits	(156)	(129)	(41)	—	(128)	(275)	(433)	(113)
Contract terminations	(169)	(125)	(1,859)	(1,279)	(309)	(483)	(7,419)	(4,835)
Contract maintenance charges	(1)	(1)	—	—	(2)	(4)	—	—
Other transfers (to) from FILI, net	(10)	6	(10)	—	11	(25)	(1)	6
Net increase (decrease) in net assets from contract transactions	2,175	(9)	16,751	3,704	(1,149)	(8,035)	(6,686)	(27,821)
Total increase (decrease) in net assets	3,897	(394)	30,020	1,369	1,309	(10,837)	14,149	(48,381)
Net Assets:
Beginning of period	4,910	5,304	35,745	34,376	8,995	19,832	73,925	122,306
End of period	$8,807	$4,910	$65,765	$35,745	$10,304	$8,995	$88,074	$73,925

See accompanying notes which are an integral part of the financial statements.

Annual Report
47

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$505	$337	$10,913	$7,661	$3,393	$679	$1,838	$530
Net realized gain (loss) on investments	4	12	5	249	1,827	32	2,364	156
Unrealized appreciation (depreciation)	386	(567)	7,468	(10,340)	2,802	112	24,084	(8,930)
Net increase (decrease) in net assets from operations	895	(218)	18,386	(2,430)	8,022	823	28,286	(8,244)
Contract Transactions:
Payments received from contract owners	21	1,045	5,034	14,139	13,580	2,385	5,951	4,408
Transfers between sub-accounts and the fixed account, net	(733)	5,591	(11,412)	61,928	141,314	57,267	55,498	74,946
Contract benefits	(113)	(113)	(42)	(33)	(67)	(19)	(191)	(41)
Contract terminations	(322)	(603)	(11,831)	(6,967)	(5,814)	(589)	(3,411)	(103)
Contract maintenance charges	(2)	(1)	—	—	(1)	—	(1)	—
Other transfers (to) from FILI, net	(6)	14	(1)	(1)	17	9	(3)	33
Net increase (decrease) in net assets from contract transactions	(1,155)	5,933	(18,252)	69,066	149,029	59,053	57,843	79,243
Total increase (decrease) in net assets	(260)	5,715	134	66,636	157,051	59,876	86,129	70,999
Net Assets:
Beginning of period	11,757	6,042	221,610	154,974	59,876	—	70,999	—
End of period	$11,497	$11,757	$221,744	$221,610	$216,927	$59,876	$157,128	$70,999
(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$601	$197	$1,854	$415	$367	$2	$5,906	$6,784
Net realized gain (loss) on investments	1,272	(32)	757	45	2,638	(1,850)	(830)	(1,707)
Unrealized appreciation (depreciation)	7,360	(4,747)	9,988	(4,967)	7,502	(12,165)	10,064	(14,818)
Net increase (decrease) in net assets from operations	9,233	(4,582)	12,599	(4,507)	10,507	(14,013)	15,140	(9,741)
Contract Transactions:
Payments received from contract owners	1,989	1,380	2,574	2,755	270	258	643	1,075
Transfers between sub-accounts and the fixed account, net	27,663	28,111	47,986	42,376	(3,338)	(8,283)	(4,007)	(15,701)
Contract benefits	(57)	(14)	(26)	(9)	(578)	(670)	(383)	(337)
Contract terminations	(427)	(71)	(944)	(612)	(1,194)	(1,461)	(4,274)	(4,200)
Contract maintenance charges	—	—	—	—	(5)	(6)	(3)	(3)
Other transfers (to) from FILI, net	24	4	4	(1)	(10)	13	(11)	(1)
Net increase (decrease) in net assets from contract transactions	29,192	29,410	49,594	44,509	(4,855)	(10,149)	(8,035)	(19,167)
Total increase (decrease) in net assets	38,425	24,828	62,193	40,002	5,652	(24,162)	7,105	(28,908)
Net Assets:
Beginning of period	24,828	—	40,002	—	58,715	82,877	111,320	140,228
End of period	$63,253	$24,828	$102,195	$40,002	$64,367	$58,715	$118,425	$111,320

See accompanying notes which are an integral part of the financial statements.

Annual Report
48

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$369	$209	$215	$174	$(245)	$(243)	$(107)	$(127)
Net realized gain (loss) on investments	668	879	2,127	1,471	3,136	3,588	2,265	1,950
Unrealized appreciation (depreciation)	3,077	(2,959)	2,598	(5,691)	6,099	(5,256)	2,975	(3,275)
Net increase (decrease) in net assets from operations	4,114	(1,871)	4,940	(4,046)	8,990	(1,911)	5,133	(1,452)
Contract Transactions:
Payments received from contract owners	251	244	47	350	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1,175)	(2,400)	(2,451)	(1,504)	(896)	(1,059)	(635)	(697)
Contract benefits	(376)	(370)	(265)	(272)	(666)	(920)	(334)	(400)
Contract terminations	(683)	(915)	(570)	(1,671)	(1,058)	(769)	(530)	(386)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(3)	(3)
Other transfers (to) from FILI, net	30	(1)	2	6	(61)	(67)	5	(128)
Net increase (decrease) in net assets from contract transactions	(1,954)	(3,443)	(3,238)	(3,092)	(2,688)	(2,822)	(1,497)	(1,614)
Total increase (decrease) in net assets	2,160	(5,314)	1,702	(7,138)	6,302	(4,733)	3,636	(3,066)
Net Assets:
Beginning of period	24,752	30,066	21,275	28,413	24,362	29,095	17,300	20,366
End of period	$26,912	$24,752	$22,977	$21,275	$30,664	$24,362	$20,936	$17,300
(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$596	$1,961	$543	$328	$9,436	$6,549	$2,452	$4,092
Net realized gain (loss) on investments	(2,281)	(2,366)	(559)	(148)	(507)	(1,664)	(2,145)	(1,920)
Unrealized appreciation (depreciation)	17,455	(22,850)	1,428	(2,618)	4,854	(4,667)	13,177	(6,669)
Net increase (decrease) in net assets from operations	15,770	(23,255)	1,412	(2,438)	13,783	218	13,484	(4,497)
Contract Transactions:
Payments received from contract owners	265	727	69	248	2,950	3,768	1,202	1,400
Transfers between sub-accounts and the fixed account, net	(11,218)	(14,108)	(2,291)	1,515	5,304	(17,194)	(9,709)	(10,061)
Contract benefits	(217)	(152)	(7)	(2)	(791)	(410)	(440)	(225)
Contract terminations	(2,884)	(3,884)	(640)	(491)	(22,635)	(29,568)	(7,498)	(7,284)
Contract maintenance charges	(2)	(3)	—	—	(3)	(3)	(2)	(2)
Other transfers (to) from FILI, net	(61)	8	—	—	(39)	17	24	14
Net increase (decrease) in net assets from contract transactions	(14,117)	(17,412)	(2,869)	1,270	(15,214)	(43,390)	(16,423)	(16,158)
Total increase (decrease) in net assets	1,653	(40,667)	(1,457)	(1,168)	(1,431)	(43,172)	(2,939)	(20,655)
Net Assets:
Beginning of period	93,526	134,193	13,614	14,782	376,435	419,607	171,236	191,891
End of period	$95,179	$93,526	$12,157	$13,614	$375,004	$376,435	$168,297	$171,236

See accompanying notes which are an integral part of the financial statements.

Annual Report
49

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$14,686	$12,310	$1,555	$1,060	$6,267	$(210)	$1,340	$1,176
Net realized gain (loss) on investments	54	4,199	5,837	7,804	(704)	(1,137)	81	(598)
Unrealized appreciation (depreciation)	25,883	(21,410)	20,015	(22,992)	(3,998)	2,940	994	(670)
Net increase (decrease) in net assets from operations	40,623	(4,901)	27,407	(14,128)	1,565	1,593	2,415	(92)
Contract Transactions:
Payments received from contract owners	12,548	7,291	992	1,479	706	1,050	948	284
Transfers between sub-accounts and the fixed account, net	11,922	(38,187)	(16,332)	(17,084)	(5,210)	(6,655)	9,134	(5,987)
Contract benefits	(928)	(489)	(137)	(170)	(71)	(149)	(50)	(99)
Contract terminations	(26,906)	(31,450)	(5,091)	(5,832)	(4,553)	(4,278)	(4,234)	(3,828)
Contract maintenance charges	(3)	(3)	(2)	(3)	(1)	(1)	—	—
Other transfers (to) from FILI, net	30	15	23	(14)	10	9	8	7
Net increase (decrease) in net assets from contract transactions	(3,337)	(62,823)	(20,547)	(21,624)	(9,119)	(10,024)	5,806	(9,623)
Total increase (decrease) in net assets	37,286	(67,724)	6,860	(35,752)	(7,554)	(8,431)	8,221	(9,715)
Net Assets:
Beginning of period	508,311	576,035	165,898	201,650	91,087	99,518	47,183	56,898
End of period	$545,597	$508,311	$172,758	$165,898	$83,533	$91,087	$55,404	$47,183

See accompanying notes which are an integral part of the financial statements.

Annual Report
50

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

As of December 31, 2019, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $76,613,000 and 1,898,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Annual Report
51

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2019 or 2018. The Account had no Level 3 activity during 2019 and 2018.

Annual Report
52

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2019 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by FILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2019 were 0.045% to 0.79% depending on the fund.

Annual Report
53

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2019:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$70,602	$82,592
VIP - Government Money Market Investor Class	607,376	458,869
VIP - High Income	11,452	12,431
VIP - High Income Investor Class	74,787	44,402
VIP - Equity Income	33,977	43,770
VIP - Equity Income Investor Class	57,613	44,663
VIP - Growth	35,089	55,169
VIP - Growth Investor Class	68,039	74,271
VIP - Overseas	4,637	10,256
VIP - Overseas, Investor Class	20,988	44,572
VIP - Investment Grade Bond	12,294	20,940
VIP - Investment Grade Bond Investor Class	176,021	55,567
VIP - Asset Manager	13,318	21,464
VIP - Asset Manager Investor Class	33,277	30,820
VIP - Index 500	350,434	267,236
VIP - Asset Manager Growth	4,792	6,768
VIP - Asset Manager Growth Investor Class	15,602	14,293
VIP - Contrafund	107,659	99,413
VIP - Contrafund Investor Class	221,549	152,439
VIP - Balanced	17,915	17,049
VIP - Balanced Investor Class	335,857	231,925
VIP - Dynamic Capital Appreciation	4,502	4,379
VIP - Dynamic Cap App Investor Class	23,622	19,429
VIP - Growth & Income	15,071	14,024
VIP - Growth & Income Investor Class	39,944	34,353
VIP - Growth Opportunities	56,811	24,067
VIP - Growth Opportunities Investor Class	253,087	92,064
VIP - Mid Cap	34,604	44,189
VIP - Mid Cap Investor Class	79,534	75,677
VIP - Value Strategies	4,838	6,087
VIP - Value Strategies Investor Class	19,731	13,091
VIP - Utilities	15,263	17,499
VIP - Utilities Investor Class	86,547	35,374
VIP - Technology	44,436	29,719
VIP - Technology Investor Class	200,344	99,722
VIP - Energy	4,326	7,195
VIP - Energy Investor Class	13,838	33,258
VIP - Health Care	13,202	30,194
VIP - Heath Care Investor Class	103,528	154,051
VIP - Financial Services	4,706	8,541
VIP - Financial Services Investor Class	27,646	48,393
VIP - Industrials	5,926	7,830
VIP - Industrials Investor Class	33,546	37,038
VIP - Consumer Discretionary	3,476	7,443
VIP - Consumer Discretionary Investor Class	31,900	46,505
VIP - Real Estate	5,268	6,191
VIP - Real Estate Investor Class	44,666	31,314
VIP - Strategic Income	6,583	10,749
VIP - Strategic Income Investor Class	87,993	86,876
VIP - International Capital Appreciation	3,039	3,618
VIP - International Capital Appreciation Investor Class	46,300	41,857
VIP - Value	2,791	3,207
VIP - Value Investor Class	25,420	22,861
VIP - Freedom Income	934	1,579

Annual Report
54

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom Income Investor Class	$15,501	$10,744
VIP - Freedom 2005	705	553
VIP - Freedom 2005 Investor Class	7,629	5,788
VIP - Freedom 2010	1,960	2,248
VIP - Freedom 2010 Investor Class	12,925	8,125
VIP - Freedom 2015	3,095	3,040
VIP - Freedom 2015 Investor Class	13,334	13,802
VIP - Freedom 2020	4,968	2,975
VIP - Freedom 2020 Investor Class	34,590	29,288
VIP - Freedom 2025	4,652	6,712
VIP - Freedom 2025 Investor Class	36,587	25,945
VIP - Freedom 2030	2,868	3,499
VIP - Freedom 2030 Investor Class	46,140	21,262
VIP - Freedom Lifetime Income I	377	937
VIP - Freedom Lifetime Income II	2,190	2,797
VIP - Freedom Lifetime Income III	2,670	2,102
VIP - Disciplined Small Cap	4,877	8,788
VIP - Disciplined Small Cap Investor Class	37,188	42,283
VIP - Funds Manager 20%	133,742	80,795
VIP - Funds Manager 50%	296,224	142,678
VIP - Funds Manager 60%	417,108	204,085
VIP - Funds Manager 70%	284,623	120,555
VIP - Funds Manager 85%	115,003	61,796
VIP - Consumer Staples	4,460	3,428
VIP - Consumer Staples Investor Class	42,253	29,571
VIP - Materials	1,458	2,383
VIP - Materials Investor Class	7,179	12,704
VIP - Telecommunications	7,312	4,682
VIP - Telecommunications Investor Class	37,908	17,536
VIP - Emerging Markets	2,739	3,825
VIP - Emerging Markets Investor Class	21,945	27,522
VIP - Floating Rate High Income	2,779	3,429
VIP - Floating Rate High Income Investor Class	56,696	64,036
VIP - Bond Index	175,991	22,955
VIP - Total Market Index	79,957	19,885
VIP - Extended Market Index	42,763	12,382
VIP - International Index	63,149	11,504
VIF - Emerging Market Equity	12,108	12,507
VIF - Emerging Market Debt	14,694	16,803
VIF - Global Strategist	2,731	3,236
Invesco - V.I. global Core Equity	3,039	4,500
WFF - VT Discovery	3,159	2,995
WFF - VT opportunity	2,362	1,718
Lazard - Retirement Emerging Markets	6,609	20,130
PVIT - Commodity Real Return	3,629	5,955
PVIT - Low Duration	55,607	61,385
PVIT - Real Return	13,897	27,868
PVIT - Total Return	73,482	62,133
BlackRock - Global Allocation	12,994	26,338
FTVIP - Templeton Global Bond	14,925	17,778
FTVIP - Franklin U.S. Gov't Securitiess	20,811	13,664

Annual Report
55

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2019:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	233,645	$233,645	$1.00
VIP - Government Money Market Investor Class	1,694,897	1,694,897	1.00
VIP - High Income	14,851	182,206	5.43
VIP - High Income Investor Class	74,161	442,038	5.39
VIP - Equity Income	16,401	413,976	23.77
VIP - Equity Income Investor Class	15,056	366,579	23.63
VIP - Growth	6,564	377,283	79.09
VIP - Growth Investor Class	5,805	392,114	78.67
VIP - Overseas	3,395	86,302	23.13
VIP - Overseas, Class R Investor Class	9,536	216,838	23.05
VIP - Investment Grade Bond	12,864	173,825	13.17
VIP - Investment Grade Bond Investor Class	58,515	768,261	13.12
VIP - Asset Manager	13,154	221,740	15.23
VIP - Asset Manager Investor Class	13,382	215,967	15.12
VIP - Index 500	10,321	2,310,527	320.35
VIP - Asset Manager Growth	3,493	60,914	19.20
VIP - Asset Manager Growth Investor Class	5,848	111,440	19.07
VIP - Contrafund	25,270	799,001	37.17
VIP - Contrafund Investor Class	40,734	1,374,569	36.91
VIP - Balanced	8,685	148,108	19.55
VIP - Balanced Investor Class	150,776	2,551,905	19.37
VIP - Dynamic Capital Appreciation	1,571	21,020	13.20
VIP - Dynamic Capital Appreciation Investor Class	8,741	117,332	13.17
VIP - Growth & Income	5,382	100,941	22.17
VIP - Growth & Income Investor Class	9,227	190,105	22.07
VIP - Growth Opportunities	3,391	131,505	48.86
VIP - Growth Opportunities Investor Class	12,358	492,393	48.52
VIP - Mid Cap	8,451	287,868	32.95
VIP - Mid Cap Investor Class	15,741	555,316	32.72
VIP - Value Strategies	2,507	35,717	13.31
VIP - Value Strategies Investor Class	5,831	85,862	13.20
VIP - Utilities	1,982	34,624	18.79
VIP - Utilities Investor Class	10,612	180,419	18.66
VIP - Technology	7,979	132,150	19.08
VIP - Technology Investor Class	35,736	588,870	18.80
VIP - Energy	1,625	45,407	15.91
VIP - Energy Investor Class	4,580	116,632	15.88
VIP - Health Care	3,904	111,258	33.32
VIP - Heath Care Investor Class	20,613	585,230	33.02
VIP - Financial Services	1,630	22,804	13.62
VIP - Financial Services Investor Class	9,154	120,322	13.56
VIP - Industrials	1,392	30,299	21.98
VIP - Industrials Investor Class	5,675	125,053	21.82
VIP - Consumer Discretionary	912	20,051	25.27
VIP - Consumer Discretionary Investor Class	6,364	142,398	25.20
VIP - Real Estate	1,685	41,194	19.79
VIP - Real Estate Investor Class	8,917	187,304	19.67
VIP - Strategic Income	5,369	63,240	11.45
VIP - Strategic Income Investor Class	78,539	921,150	11.41
VIP - International Capital Appreciation, Class R	1,089	17,600	19.50
VIP - International Capital Appreciation Investor Class	14,980	238,285	19.35
VIP - Value	1,148	18,281	15.78
Annual Report
56

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Value Investor Class	8,968	$141,172	$15.75
VIP - Freedom Income	917	10,419	11.89
VIP - Freedom Income Investor Class	6,801	77,845	11.91
VIP - Freedom 2005	654	7,953	12.75
VIP - Freedom 2005 Investor Class	2,427	28,400	12.20
VIP - Freedom 2010	734	9,287	13.42
VIP - Freedom 2010 Investor Class	4,786	58,000	12.84
VIP - Freedom 2015	1,763	22,381	13.19
VIP - Freedom 2015 Investor Class	7,709	92,545	12.86
VIP - Freedom 2020	1,840	24,270	14.01
VIP - Freedom 2020 Investor Class	15,346	187,008	13.29
VIP - Freedom 2025	1,157	16,246	15.34
VIP - Freedom 2025 Investor Class	16,010	206,402	14.38
VIP - Freedom 2030	1,345	18,675	15.28
VIP - Freedom 2030 Investor Class	18,215	230,479	14.26
VIP - Freedom Lifetime Income I	959	10,604	11.49
VIP - Freedom Lifetime Income II	2,508	29,777	12.98
VIP - Freedom Lifetime Income III	2,259	27,223	13.53
VIP - Disciplined Small Cap	1,431	23,172	14.68
VIP - Disciplined Small Cap Investor Class	14,519	228,452	14.61
VIP - Funds Manager 20%	66,551	751,875	11.18
VIP - Funds Manager 50%	129,825	1,552,920	12.28
VIP - Funds Manager 60%	188,105	2,041,608	10.20
VIP - Funds Manager 70%	120,671	1,459,899	12.37
VIP - Funds Manager 85%	40,773	504,830	12.28
VIP - Consumer Staples	1,061	19,991	18.76
VIP - Consumer Staples Investor Class	11,167	205,796	18.67
VIP - Materials	704	10,727	11.74
VIP - Materials Investor Class	2,741	42,582	11.73
VIP - Telecommunications	678	8,708	12.98
VIP - Telecommunications Investor Class	5,106	63,917	12.88
VIP - Emerging Markets	813	9,999	12.68
VIP - Emerging Markets Investor Class	6,973	84,714	12.63
VIP - Floating Rate High Income	1,167	11,748	9.85
VIP - Floating Rate High Income Investor Class	22,512	226,534	9.85
VIP - Bond Index	20,311	214,009	10.68
VIP - Total Market Index	13,248	141,972	11.86
VIP - Extended Market Index	5,819	60,635	10.87
VIP - International Index	10,189	97,174	10.03
VIF - Emerging Market Equity	4,025	87,799	15.99
VIF - Emerging Market Debt	15,422	140,855	7.68
VIF - Global Strategist	2,467	33,697	10.91
Invesco - V.I. global Core Equity	2,235	21,316	10.28
WFF - VT Discovery	933	29,968	32.85
WFF - VT opportunity	784	21,697	26.68
Lazard - Retirement Emerging Markets	4,370	110,497	21.78
PVIT - Commodity Real Return	1,897	24,520	6.41
PVIT - Low Duration	36,765	391,971	10.20
PVIT - Real Return	13,314	194,349	12.64
PVIT - Total Return	49,509	568,962	11.02
BlackRock - Global Allocation V.I.	10,126	176,877	17.06
FTVIP - Templeton Global Bond	5,231	101,819	15.97
FTVIP - Franklin U.S. Gov't Securities	4,598	59,530	12.05

Annual Report
57

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market
Units Issued	6,679	9,451	108	410
Units Redeemed	(7,170)	(7,674)	(329)	(318)
Net Increase (Decrease)	(491)	1,777	(221)	92
VIP - High Income
Units Issued	139	97	26	18
Units Redeemed	(189)	(265)	(53)	(70)
Net Increase (Decrease)	(50)	(168)	(27)	(52)
VIP - Equity-Income
Units Issued	79	49	3	5
Units Redeemed	(345)	(366)	(54)	(66)
Net Increase (Decrease)	(266)	(317)	(51)	(61)
VIP - Growth
Units Issued	77	127	6	21
Units Redeemed	(305)	(366)	(45)	(47)
Net Increase (Decrease)	(228)	(239)	(39)	(26)
VIP - Overseas
Units Issued	24	68	1	3
Units Redeemed	(180)	(274)	(17)	(55)
Net Increase (Decrease)	(156)	(206)	(16)	(52)
VIP - Investment Grade Bond
Units Issued	336	254	14	27
Units Redeemed	(491)	(609)	(129)	(133)
Net Increase (Decrease)	(155)	(355)	(115)	(106)
VIP - Asset Manager
Units Issued	40	89	2	3
Units Redeemed	(272)	(361)	(66)	(72)
Net Increase (Decrease)	(232)	(272)	(64)	(69)
VIP - Index 500
Units Issued	391	478	21	18
Units Redeemed	(738)	(910)	(91)	(124)
Net Increase (Decrease)	(347)	(432)	(70)	(106)
VIP - Asset Manager: Growth
Units Issued	8	29	1	2
Units Redeemed	(116)	(152)	(33)	(42)
Net Increase (Decrease)	(108)	(123)	(32)	(40)
VIP - Contrafund
Units Issued	176	223	18	25
Units Redeemed	(928)	(1,012)	(112)	(154)
Net Increase (Decrease)	(752)	(789)	(94)	(129)
VIP - Balanced
Units Issued	324	360	28	41
Units Redeemed	(430)	(634)	(141)	(139)
Net Increase (Decrease)	(106)	(274)	(113)	(98)
VIP - Dynamic Capital Appreciation
Units Issued	33	53	4	7
Units Redeemed	(112)	(106)	(14)	(23)
Net Increase (Decrease)	(79)	(53)	(10)	(16)

Annual Report
58

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Growth & Income
Units Issued	53	89	12	12
Units Redeemed	(278)	(390)	(67)	(101)
Net Increase (Decrease)	(225)	(301)	(55)	(89)
VIP - Growth Opportunities
Units Issued	1,227	888	134	100
Units Redeemed	(726)	(840)	(104)	(110)
Net Increase (Decrease)	501	48	30	(10)
VIP - Mid Cap
Units Issued	97	178	5	12
Units Redeemed	(799)	(744)	(158)	(149)
Net Increase (Decrease)	(702)	(566)	(153)	(137)
VIP - Value Strategies
Units Issued	58	38	7	3
Units Redeemed	(181)	(230)	(41)	(37)
Net Increase (Decrease)	(123)	(192)	(34)	(34)
VIP - Utilities
Units Issued	428	542	99	75
Units Redeemed	(608)	(231)	(102)	(44)
Net Increase (Decrease)	(180)	311	(3)	31
VIP - Technology
Units Issued	643	1,033	65	99
Units Redeemed	(834)	(1,455)	(80)	(164)
Net Increase (Decrease)	(191)	(422)	(15)	(65)
VIP - Energy
Units Issued	171	247	39	91
Units Redeemed	(287)	(411)	(76)	(91)
Net Increase (Decrease)	(116)	(164)	(37)	—
VIP - Health Care
Units Issued	203	656	32	87
Units Redeemed	(645)	(677)	(86)	(99)
Net Increase (Decrease)	(442)	(21)	(54)	(12)
VIP - Financial Services
Units Issued	158	493	41	57
Units Redeemed	(476)	(1,238)	(69)	(142)
Net Increase (Decrease)	(318)	(745)	(28)	(85)
VIP - Industrials
Units Issued	52	52	20	8
Units Redeemed	(151)	(160)	(28)	(30)
Net Increase (Decrease)	(99)	(108)	(8)	(22)
VIP - Consumer Discretionary
Units Issued	77	286	18	74
Units Redeemed	(197)	(196)	(39)	(66)
Net Increase (Decrease)	(120)	90	(21)	8
VIP - Real Estate
Units Issued	129	53	18	2
Units Redeemed	(165)	(197)	(29)	(30)
Net Increase (Decrease)	(36)	(144)	(11)	(28)

Annual Report
59

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Strategic Income
Units Issued	279	274	27	17
Units Redeemed	(510)	(742)	(89)	(113)
Net Increase (Decrease)	(231)	(468)	(62)	(96)
VIP - International Capital Appreciation
Units Issued	148	262	20	14
Units Redeemed	(183)	(403)	(22)	(76)
Net Increase (Decrease)	(35)	(141)	(2)	(62)
VIP - Value
Units Issued	60	58	11	3
Units Redeemed	(136)	(164)	(15)	(27)
Net Increase (Decrease)	(76)	(106)	(4)	(24)
VIP - Freedom Income
Units Issued	67	86	—	—
Units Redeemed	(131)	(145)	—	—
Net Increase (Decrease)	(64)	(59)	—	—
VIP - Freedom 2005
Units Issued	23	64	—	—
Units Redeemed	(28)	(42)	—	—
Net Increase (Decrease)	(5)	22	—	—
VIP - Freedom 2010
Units Issued	71	27	—	—
Units Redeemed	(114)	(68)	—	—
Net Increase (Decrease)	(43)	(41)	—	—
VIP - Freedom 2015
Units Issued	53	27	—	—
Units Redeemed	(145)	(157)	—	—
Net Increase (Decrease)	(92)	(130)	—	—
VIP - Freedom 2020
Units Issued	177	114	—	—
Units Redeemed	(158)	(237)	—	—
Net Increase (Decrease)	19	(123)	—	—
VIP - Freedom 2025
Units Issued	184	145	—	—
Units Redeemed	(308)	(138)	—	—
Net Increase (Decrease)	(124)	7	—	—
VIP - Freedom 2030
Units Issued	90	165	—	—
Units Redeemed	(163)	(215)	—	—
Net Increase (Decrease)	(73)	(50)	—	—
VIP - Disciplined Small Cap
Units Issued	170	318	26	57
Units Redeemed	(432)	(457)	(68)	(87)
Net Increase (Decrease)	(262)	(139)	(42)	(30)
VIP - FundsManager 20% Investor Class
Units Issued	309	255	28	12
Units Redeemed	(458)	(749)	(88)	(93)
Net Increase (Decrease)	(149)	(494)	(60)	(81)

Annual Report
60

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - FundsManager 50% Investor Class
Units Issued	253	241	3	92
Units Redeemed	(695)	(764)	(327)	(336)
Net Increase (Decrease)	(442)	(523)	(324)	(244)
VIP - FundsManager 60% Investor Class
Units Issued	97	189	31	21
Units Redeemed	(209)	(465)	(139)	(153)
Net Increase (Decrease)	(112)	(276)	(108)	(132)
VIP - FundsManager 70% Investor Class
Units Issued	106	173	8	6
Units Redeemed	(427)	(452)	(189)	(197)
Net Increase (Decrease)	(321)	(279)	(181)	(191)
VIP - FundsManager 85% Investor Class
Units Issued	60	47	2	38
Units Redeemed	(238)	(197)	(85)	(107)
Net Increase (Decrease)	(178)	(150)	(83)	(69)
VIP - Consumer Staples
Units Issued	141	97	27	7
Units Redeemed	(132)	(410)	(31)	(55)
Net Increase (Decrease)	9	(313)	(4)	(48)
VIP - Materials
Units Issued	30	110	7	14
Units Redeemed	(119)	(317)	(16)	(79)
Net Increase (Decrease)	(89)	(207)	(9)	(65)
VIP - Communication Services
Units Issued	338	122	92	22
Units Redeemed	(244)	(113)	(67)	(36)
Net Increase (Decrease)	94	9	25	(14)
VIP - Emerging Markets
Units Issued	261	786	27	132
Units Redeemed	(325)	(1,446)	(71)	(262)
Net Increase (Decrease)	(64)	(660)	(44)	(130)
VIP - Floating Rate High Income
Units Issued	227	983	7	127
Units Redeemed	(322)	(492)	(14)	(84)
Net Increase (Decrease)	(95)	491	(7)	43
VIP - Bond Index
Units Issued	1,131	335	68	116
Units Redeemed	(419)	(75)	(64)	(21)
Net Increase (Decrease)	712	260	4	95
VIP - Total Market Index
Units Issued	579	577	38	134
Units Redeemed	(223)	(70)	(90)	(18)
Net Increase (Decrease)	356	507	(52)	116
VIF - Extended Market Index
Units Issued	362	171	86	31
Units Redeemed	(146)	(87)	(11)	(5)
Net Increase (Decrease)	216	84	75	26

Annual Report
61

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIF - International Index
Units Issued	194	200	15	35
Units Redeemed	(48)	(35)	(6)	(3)
Net Increase (Decrease)	146	165	9	32
VIF - Emerging Markets Equity
Units Issued	55	32	2	4
Units Redeemed	(146)	(170)	(15)	(19)
Net Increase (Decrease)	(91)	(138)	(13)	(15)
VIF - Emerging Markets Debt
Units Issued	19	9	3	1
Units Redeemed	(46)	(64)	(6)	(8)
Net Increase (Decrease)	(27)	(55)	(3)	(7)
VIF - Global Strategist
Units Issued	8	16	—	1
Units Redeemed	(42)	(57)	(17)	(15)
Net Increase (Decrease)	(34)	(41)	(17)	(14)
Invesco - V.I. Global Core Equity
Units Issued	7	10	—	1
Units Redeemed	(36)	(44)	(8)	(13)
Net Increase (Decrease)	(29)	(34)	(8)	(12)
WFF - VT Discovery
Units Issued	1	10	—	—
Units Redeemed	(41)	(56)	(8)	(11)
Net Increase (Decrease)	(40)	(46)	(8)	(11)
WFF - VT Opportunity
Units Issued	3	1	—	—
Units Redeemed	(27)	(27)	(5)	(9)
Net Increase (Decrease)	(24)	(26)	(5)	(9)
Lazard - Retirement Emerging Markets
Units Issued	35	119	6	4
Units Redeemed	(163)	(257)	(9)	(22)
Net Increase (Decrease)	(128)	(138)	(3)	(18)
PVIT - Commodity Real Return
Units Issued	—	—	—	11
Units Redeemed	—	(1)	(8)	(3)
Net Increase (Decrease)	—	(1)	(8)	8
PVIT - Low Duration
Units Issued	423	429	13	38
Units Redeemed	(502)	(677)	(34)	(21)
Net Increase (Decrease)	(79)	(248)	(21)	17
PVIT - Real Return
Units Issued	37	103	8	7
Units Redeemed	(254)	(230)	(14)	(18)
Net Increase (Decrease)	(217)	(127)	(6)	(11)
PVIT - Total Return
Units Issued	234	118	11	6
Units Redeemed	(297)	(360)	(11)	(27)
Net Increase (Decrease)	(63)	(242)	—	(21)

Annual Report
62

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
Blackrock - Global Allocation V.I.
Units Issued	18	26	—	1
Units Redeemed	(92)	(137)	(9)	(8)
Net Increase (Decrease)	(74)	(111)	(9)	(7)
FTVIP - Templeton Global Bond
Units Issued	66	75	18	2
Units Redeemed	(69)	(102)	(14)	(15)
Net Increase (Decrease)	(3)	(27)	4	(13)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	167	122	6	8
Units Redeemed	(99)	(201)	(27)	(5)
Net Increase (Decrease)	68	(79)	(21)	3
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market Investor Class
Units Issued	205,601	234,820	41	—
Units Redeemed	(194,785)	(192,698)	(35)	—
Net Increase (Decrease)	10,816	42,122	6	—
VIP - High Income Investor Class
Units Issued	4,260	5,070	—	—
Units Redeemed	(3,535)	(7,226)	—	—
Net Increase (Decrease)	725	(2,156)	—	—
VIP - Equity Income Investor Class
Units Issued	2,064	1,984	—	—
Units Redeemed	(2,612)	(3,174)	—	—
Net Increase (Decrease)	(548)	(1,190)	—	—
VIP - Growth Investor Class
Units Issued	2,180	4,992	—	—
Units Redeemed	(3,087)	(4,253)	—	—
Net Increase (Decrease)	(907)	739	—	—
VIP - Overseas, Investor Class
Units Issued	1,011	2,991	—	—
Units Redeemed	(2,955)	(5,154)	—	—
Net Increase (Decrease)	(1,944)	(2,163)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	15,712	7,635	—	—
Units Redeemed	(8,787)	(13,776)	—	—
Net Increase (Decrease)	6,925	(6,141)	—	—
VIP - Asset Manager Investor Class
Units Issued	1,383	1,887	—	—
Units Redeemed	(1,792)	(1,862)	—	—
Net Increase (Decrease)	(409)	25	—	—
VIP - Index 500
Units Issued	16,090	17,829	—	—
Units Redeemed	(15,112)	(18,058)	—	—
Net Increase (Decrease)	978	(229)	—	—

Annual Report
63

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Asset Manager: Growth Investor Class
Units Issued	448	644	—	—
Units Redeemed	(704)	(764)	—	—
Net Increase (Decrease)	(256)	(120)	—	—
VIP - Contrafund Investor Class
Units Issued	4,520	7,454	—	—
Units Redeemed	(7,413)	(8,696)	—	—
Net Increase (Decrease)	(2,893)	(1,242)	—	—
VIP - Balanced Investor Class
Units Issued	12,223	14,119	—	—
Units Redeemed	(9,671)	(9,268)	—	—
Net Increase (Decrease)	2,552	4,851	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	246	829	—	—
Units Redeemed	(700)	(876)	—	—
Net Increase (Decrease)	(454)	(47)	—	—
VIP - Growth & Income Investor Class
Units Issued	902	1,259	—	—
Units Redeemed	(1,480)	(2,174)	—	—
Net Increase (Decrease)	(578)	(915)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	7,227	4,740	—	—
Units Redeemed	(4,195)	(2,787)	—	—
Net Increase (Decrease)	3,032	1,953	—	—
VIP - Mid Cap Investor Class
Units Issued	1,820	2,813	—	—
Units Redeemed	(3,856)	(3,880)	—	—
Net Increase (Decrease)	(2,036)	(1,067)	—	—
VIP - Value Strategies Investor Class
Units Issued	630	414	—	—
Units Redeemed	(658)	(1,054)	—	—
Net Increase (Decrease)	(28)	(640)	—	—
VIP - Utilities Investor Class
Units Issued	3,519	2,326	—	—
Units Redeemed	(2,269)	(1,474)	—	—
Net Increase (Decrease)	1,250	852	—	—
VIP - Technology Investor Class
Units Issued	4,003	6,026	—	—
Units Redeemed	(3,909)	(6,079)	—	—
Net Increase (Decrease)	94	(53)	—	—
VIP - Energy Investor Class
Units Issued	1,554	3,841	—	—
Units Redeemed	(3,194)	(3,658)	—	—
Net Increase (Decrease)	(1,640)	183	—	—
VIP - Health Care Investor Class
Units Issued	2,585	4,397	—	—
Units Redeemed	(4,653)	(3,344)	—	—
Net Increase (Decrease)	(2,068)	1,053	—	—

Annual Report
64

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Financial Services Investor Class
Units Issued	1,369	3,075	—	—
Units Redeemed	(3,113)	(4,715)	—	—
Net Increase (Decrease)	(1,744)	(1,640)	—	—
VIP - Industrials Investor Class
Units Issued	856	938	—	—
Units Redeemed	(1,364)	(1,610)	—	—
Net Increase (Decrease)	(508)	(672)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	1,219	3,123	—	—
Units Redeemed	(1,861)	(1,993)	—	—
Net Increase (Decrease)	(642)	1,130	—	—
VIP - Real Estate Investor Class
Units Issued	2,148	730	—	—
Units Redeemed	(1,840)	(1,709)	—	—
Net Increase (Decrease)	308	(979)	—	—
VIP - Strategic Income Investor Class
Units Issued	5,806	6,461	—	—
Units Redeemed	(7,230)	(13,857)	—	—
Net Increase (Decrease)	(1,424)	(7,396)	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	2,722	3,771	—	—
Units Redeemed	(2,768)	(4,099)	—	—
Net Increase (Decrease)	(46)	(328)	—	—
VIP - Value Investor Class
Units Issued	810	905	—	—
Units Redeemed	(1,164)	(1,048)	—	—
Net Increase (Decrease)	(354)	(143)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	811	1,479	—	—
Units Redeemed	(713)	(1,279)	—	—
Net Increase (Decrease)	98	200	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	374	387	—	—
Units Redeemed	(330)	(285)	—	—
Net Increase (Decrease)	44	102	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	511	427	—	—
Units Redeemed	(442)	(782)	—	—
Net Increase (Decrease)	69	(355)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	398	652	—	—
Units Redeemed	(675)	(1,036)	—	—
Net Increase (Decrease)	(277)	(384)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	1,360	1,277	—	—
Units Redeemed	(1,598)	(1,877)	—	—
Net Increase (Decrease)	(238)	(600)	—	—

Annual Report
65

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Investor Freedom 2025 Investor Class
Units Issued	1,530	1,506	—	—
Units Redeemed	(1,512)	(1,450)	—	—
Net Increase (Decrease)	18	56	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	1,770	2,125	—	—
Units Redeemed	(1,184)	(1,359)	—	—
Net Increase (Decrease)	586	766	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	1	5
Units Redeemed	—	—	(49)	(61)
Net Increase (Decrease)	—	—	(48)	(56)
VIP - Freedom Lifetime Income II
Units Issued	—	—	21	6
Units Redeemed	—	—	(132)	(122)
Net Increase (Decrease)	—	—	(111)	(116)
VIP - Freedom Lifetime Income III
Units Issued	—	—	49	10
Units Redeemed	—	—	(89)	(99)
Net Increase (Decrease)	—	—	(40)	(89)
VIP - Disciplined Small Cap Investor Class
Units Issued	1,435	2,293	—	—
Units Redeemed	(2,459)	(2,508)	—	—
Net Increase (Decrease)	(1,024)	(215)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	8,134	6,528	40	13
Units Redeemed	(6,942)	(8,674)	(64)	(61)
Net Increase (Decrease)	1,192	(2,146)	(24)	(48)
VIP - FundsManager 50% Investor Class
Units Issued	11,205	9,704	12	52
Units Redeemed	(9,946)	(10,160)	(557)	(569)
Net Increase (Decrease)	1,259	(456)	(545)	(517)
VIP - FundsManager 60% Investor Class
Units Issued	8,587	11,698	31	11
Units Redeemed	(7,851)	(7,480)	(681)	(592)
Net Increase (Decrease)	736	4,218	(650)	(581)
VIP - FundsManager 70% Investor Class
Units Issued	7,257	9,672	2	3
Units Redeemed	(7,595)	(8,179)	(141)	(139)
Net Increase (Decrease)	(338)	1,493	(139)	(136)
VIP - FundsManager 85% Investor Class
Units Issued	2,209	4,156	8	8
Units Redeemed	(2,916)	(3,518)	(67)	(66)
Net Increase (Decrease)	(707)	638	(59)	(58)
VIP - Consumer Staples Investor Class
Units Issued	1,888	1,266	—	—
Units Redeemed	(1,792)	(3,121)	—	—
Net Increase (Decrease)	96	(1,855)	—	—

Annual Report
66

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Materials Investor Class
Units Issued	267	883	—	—
Units Redeemed	(724)	(1,767)	—	—
Net Increase (Decrease)	(457)	(884)	—	—
VIP - Communication Services Investor Class
Units Issued	1,984	1,060	—	—
Units Redeemed	(1,221)	(916)	—	—
Net Increase (Decrease)	763	144	—	—
VIP - Emerging Markets Investor Class
Units Issued	2,315	6,015	—	—
Units Redeemed	(2,810)	(8,342)	—	—
Net Increase (Decrease)	(495)	(2,327)	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	5,933	14,519	—	—
Units Redeemed	(7,515)	(8,485)	—	—
Net Increase (Decrease)	(1,582)	6,034	—	—
VIP - Bond Index
Units Issued	17,241	6,243	—	—
Units Redeemed	(4,146)	(721)	—	—
Net Increase (Decrease)	13,095	5,522	—	—
VIP - Total Market Index
Units Issued	8,039	8,243	—	—
Units Redeemed	(2,847)	(983)	—	—
Net Increase (Decrease)	5,192	7,260	—	—
VIP - Extended Market Index
Units Issued	4,285	3,399	—	—
Units Redeemed	(1,549)	(566)	—	—
Net Increase (Decrease)	2,736	2,833	—	—
VIP - International Index
Units Issued	6,726	5,165	—	—
Units Redeemed	(1,758)	(731)	—	—
Net Increase (Decrease)	4,968	4,434	—	—
VIF - Emerging Markets Equity
Units Issued	513	912	—	—
Units Redeemed	(672)	(1,335)	—	—
Net Increase (Decrease)	(159)	(423)	—	—
VIF - Emerging Markets Debt
Units Issued	621	524	—	—
Units Redeemed	(1,006)	(1,578)	—	—
Net Increase (Decrease)	(385)	(1,054)	—	—
VIF - Global Strategist
Units Issued	68	106	—	—
Units Redeemed	(136)	(261)	—	—
Net Increase (Decrease)	(68)	(155)	—	—
Invesco - V.I. Global Core Equity
Units Issued	71	346	—	—
Units Redeemed	(236)	(470)	—	—
Net Increase (Decrease)	(165)	(124)	—	—
Annual Report
67

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
Lazard - Retirement Emerging Markets
Units Issued	524	1,012	—	—
Units Redeemed	(1,345)	(1,956)	—	—
Net Increase (Decrease)	(821)	(944)	—	—
PVIT - Commodity Real Return
Units Issued	568	1,570	—	—
Units Redeemed	(1,069)	(1,399)	—	—
Net Increase (Decrease)	(501)	171	—	—
PVIT - Low Duration
Units Issued	5,319	6,305	—	—
Units Redeemed	(6,534)	(9,883)	—	—
Net Increase (Decrease)	(1,215)	(3,578)	—	—
PVIT - Real Return
Units Issued	1,215	1,559	—	—
Units Redeemed	(2,252)	(2,701)	—	—
Net Increase (Decrease)	(1,037)	(1,142)	—	—
PVIT - Total Return
Units Issued	6,397	4,337	—	—
Units Redeemed	(6,523)	(8,964)	—	—
Net Increase (Decrease)	(126)	(4,627)	—	—
Blackrock - Global Allocation V.I.
Units Issued	493	1,184	—	—
Units Redeemed	(1,907)	(2,655)	—	—
Net Increase (Decrease)	(1,414)	(1,471)	—	—
FTVIP - Templeton Global Bond
Units Issued	924	1,342	—	—
Units Redeemed	(1,725)	(2,203)	—	—
Net Increase (Decrease)	(801)	(861)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	1,883	1,220	—	—
Units Redeemed	(1,394)	(2,083)	—	—
Net Increase (Decrease)	489	(863)	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2019	2018
VIP - Government Money Market Investor Class
Units Issued	1,789	2,459
Units Redeemed	(1,815)	(2,603)
Net Increase (Decrease)	(26)	(144)
VIP - Balanced Investor Class
Units Issued	199	87
Units Redeemed	(5,593)	(6,377)
Net Increase (Decrease)	(5,394)	(6,290)
VIP - FundsManager 60% Investor Class
Units Issued	55	51
Units Redeemed	(4,842)	(6,114)
Net Increase (Decrease)	(4,787)	(6,063)

Annual Report
68

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (5)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
VIP - Government Money Market (5) Investor Class
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
VIP - High Income
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
VIP - High Income Investor Class
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
VIP - Equity-Income
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
VIP - Equity-Income Investor Class
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
VIP - Growth
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
VIP - Growth Investor Class
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%

Annual Report
69

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
VIP - Overseas, Investor Class
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
VIP - Investment Grade Bond
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
VIP - Investment Grade Bond Investor Class
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
VIP - Asset Manager
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
VIP - Asset Manager Investor Class
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
VIP - Index 500
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
VIP - Asset Manager: Growth
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
VIP - Asset Manager: Growth Investor Class
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)

Annual Report
70

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
VIP - Contrafund Investor Class
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
VIP - Balanced
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
VIP - Balanced Investor Class
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
VIP - Dynamic Capital Appreciation
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
VIP - Dynamic Capital Appreciation Investor Class
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
VIP - Growth & Income
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
VIP - Growth & Income Investor Class
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)

Annual Report
71

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
VIP - Growth Opportunities Investor Class
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
VIP - Mid Cap
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
VIP - Mid Cap Investor Class
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
VIP - Value Strategies
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
VIP - Value Strategies Investor Class
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
VIP - Utilities (10)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
VIP - Utilities Investor Class (10)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
VIP - Technology (10)
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%

Annual Report
72

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class (10)
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
VIP - Energy (10)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
VIP - Energy Investor Class (10)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
VIP - Health Care (10)
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
VIP - Health Care Investor Class (10)
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
VIP - Financial Services (10)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
VIP - Financial Services Investor Class (10)
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
VIP - Industrials (10)
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
VIP - Industrials Investor Class (10)
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
Annual Report
73

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary (10)
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
VIP - Consumer Discretionary Investor Class (10)
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
VIP - Real Estate
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
VIP - Real Estate Investor Class
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
VIP - Strategic Income
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
VIP - Strategic Income Investor Class
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
VIP - International Capital Appreciation
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation Investor Class
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
VIP - Value
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)

Annual Report
74

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Investor Class
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
VIP - Freedom Income
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
VIP - Investor Freedom Income Investor Class
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
VIP - Freedom 2005
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
VIP - Investor Freedom 2005 Investor Class
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
VIP - Freedom 2010
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
VIP - Investor Freedom 2010 Investor Class
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
VIP - Freedom 2015
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
VIP - Investor Freedom 2015 Investor Class
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)

Annual Report
75

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
VIP - Investor Freedom 2020 Investor Class
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
VIP - Freedom 2025
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
VIP - Investor Freedom 2025 Investor Class
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
VIP - Freedom 2030
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
VIP - Investor Freedom 2030 Investor Class
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
VIP - Freedom Lifetime Income I
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
VIP - Freedom Lifetime Income II
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
VIP - Freedom Lifetime Income III
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)

Annual Report
76

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
VIP - Disciplined Small Cap Investor Class
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
VIP - FundsManager 20% Investor Class
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
VIP - FundsManager 50% Investor Class
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
VIP - FundsManager 60% Investor Class
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
VIP - FundsManager 70% Investor Class
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
VIP - FundsManager 85% Investor Class
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
VIP - Consumer Staples (10)
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
VIP - Consumer Staples Investor Class (10)
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%

Annual Report
77

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials (10)
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
VIP - Materials Investor Class (10)
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
VIP - Communication Services (7),(10)
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
VIP - Communication Services Investor Class (7),(10)
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
VIP - Emerging Markets
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets Investor Class
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
VIP - Floating Rate High Income
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
VIP - Floating Rate High Income Investor Class
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
Annual Report
78

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Bond Index (6)
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43	% (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (9)
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
VIF - Emerging Markets Debt (9)
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
VIF - Global Strategist (9)
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
Invesco - V.I. Global Core Equity (9)
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)

Annual Report
79

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFF - VT Discovery (9)
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
WFF - VT Opportunity (9)
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
Lazard - Retirement Emerging Markets
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
PVIT - Commodity Real Return
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
PVIT - Low Duration
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
PVIT - Real Return
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
PVIT - Total Return
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
Blackrock - Global Allocation V.I.
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
FTVIP - Templeton Global Bond
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)

Annual Report
80

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

(6)  New Fund. See Note 1

(7)  Fund Name Change. See Note 1

(8)  These portfolios commenced operations effective June 8, 2018.

(9)  During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

(10)  Effective December 18, 2017, redemption fees were removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Health Care
VIP - Consumer Discretionary
VIP - Consumer Staples
VIP - Materials
VIP - Communication Services
VIP - Financial Services
VIP - Industrials Investor Class
VIP - Utilities Investor Class
VIP - Technology Investor Class
VIP - Energy Investor Class
VIP - Health Care Investor Class
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples Investor Class
VIP - Materials Investor Class
VIP - Communication Services Investor Class
VIP - Financial Services Investor Class

7. Subsequent Events

On March 11, 2020, the World Health Organization ("WHO") declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies and the Account are highly uncertain and cannot be predicted at this time. The Account will continue to monitor developments, and their impact on the Account, including its operations, the fair value of investments and estimates reported in the financial statements and accompanying notes.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report
81

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report
82

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (2)	Fidelity VIP - Total Market Index (2)	Fidelity VIP - Extended Market Index (2)
Fidelity VIP - International Index (2)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

(2) Statement of operations and statement of changes in net assets for the period June 8, 2018 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 24, 2020

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

Annual Report
83

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0220

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2019 and 2018, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts April 24, 2020

1

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2019	2018
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,262,091 in 2019 and $1,110,289 in 2018)	$1,304,986	$1,084,246
Other investment	717	968
Policy loans	1,459	1,249
Total Investments	1,307,162	1,086,463

Cash and cash equivalents	133,647	413,783
Restricted cash and cash equivalents	24,573	17,817
Accrued investment income	10,910	7,417
Deferred policy acquisition costs	73,703	71,335
Reinsurance deposit and receivables	916,554	971,884
Other assets	21,891	19,120
Net deferred tax asset	41,909	44,495
Separate account assets	34,675,142	28,966,052
Total Assets	37,205,491	31,598,366

LIABILITIES
Future contract and policy benefits	626,142	666,618
Contract holder deposit funds	623,562	640,925
Investment trades payable, net	11,634	230,970
Other liabilities and accrued expenses	63,814	56,617
Income taxes payable	18,886	7,048
Payable to parent and affiliates, net	11,278	10,142
Separate account liabilities	34,675,142	28,966,052
Total Liabilities	36,030,458	30,578,372

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income (loss)	32,306	(15,672)
Retained earnings	1,068,231	961,180
Total Fidelity Investments Life Insurance Company Stockholder's Equity	1,174,915	1,019,886
Noncontrolling interest	118	108
Total Stockholder's Equity	1,175,033	1,019,994
Total Liabilities and Equity	$37,205,491	$31,598,366

The accompanying notes are an integral part of the consolidated financial statements

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2019	2018	2017
REVENUES
Fees charged to contract holders	$117,618	$119,852	$117,300
Fund administration fees (1)	50,601	52,294	52,687
Net investment income	39,670	33,417	27,108
Interest on reinsurance deposit	23,681	24,555	26,151
Premiums, net	8,237	8,161	6,961
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	2,298	(10,084)	(338)
Total net realized investment gains (losses)	2,298	(10,084)	(338)

Total Revenues	242,105	228,195	229,869

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	73,642	81,449	77,346
Contract and policy benefits and expenses	40,516	44,279	46,391
Other expenses	9,469	11,840	17,163

Total Benefits and Expenses	123,627	137,568	140,900

Income before income taxes	118,478	90,627	88,969

Income tax expense	11,887	7,484	58,459

Net Income	106,591	83,143	30,510
Less: Net loss attributable to noncontrolling interest	(913)	(1,177)	(833)
Net Income Attributable to Fidelity Investments Life Insurance Company	$107,504	$84,320	$31,343

Net Income	$106,591	$83,143	$30,510
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	58,918	(27,660)	4,077
Reclassification adjustment for net realized (gains) losses included in net income	(2,298)	10,084	338
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(8,642)	267	(1,212)
Other comprehensive income (loss), net of tax	47,978	(17,309)	3,203
Comprehensive Income	154,569	65,834	33,713
Less: Comprehensive loss attributable to noncontrolling interest	(913)	(1,177)	(833)
Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$155,482	$67,011	$34,546

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2019, 2018, and 2017

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

Comprehensive income:
Other contributions	—	—	—	—	832	832
Net income (loss)	—	—	—	31,343	(833)	30,510
Other comprehensive income (loss)	—	—	3,203	—	—	3,203

Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

Comprehensive income:
Other contributions	—	—	—	—	1,169	1,169
Net income (loss)	—	—	—	84,320	(1,177)	83,143
Other comprehensive income (loss)	—	—	(17,309)	—	—	(17,309)

Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2019	2018	2017
Cash flows provided by (used in) operating activities:
Net income	$106,591	$83,143	$30,510
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	1,674	907	1,694
Net realized investment (gains) losses on sales	(2,298)	10,084	338
Provision for deferred taxes	(5,938)	2,719	29,649
Equity loss from investee company	9,469	11,840	8,406
Changes in assets and liabilities:
Accrued investment income	(3,493)	1,477	(781)
Deferred policy acquisition costs, net of amortization	(3,851)	2,186	(2,975)
Future contract and policy benefits, net	57,102	63,445	70,236
Reinsurance deposit and receivables	55,330	60,073	63,743
Payable to parent and affiliates, net	1,136	3,181	(3,418)
Income taxes	11,838	(208)	14,560
Other assets and other liabilities, net	7,737	13,653	1,216

Net cash provided by operating activities	235,297	252,500	213,178

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(505,951)	(613,500)	(541,996)
Proceeds from sales of debt securities	313,346	563,267	429,844
Proceeds from maturities and calls of debt securities	32,664	17,810	30,143
Investment in investee company	(8,901)	(9,296)	(8,725)
Accrued contributions in investee company	595	(1,219)	1,233
Investment trades payable/ receivable, net	(219,336)	230,605	372
Additions to capitalized internal use software	(5,109)	(3,059)	(176)
Change in policy loans	(210)	(16)	256

Net cash provided by (used for) investing activities	(392,902)	184,592	(89,049)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,547,132	1,534,486	1,536,249
Net transfers from separate accounts	528,381	465,934	237,759
Withdrawals from variable annuity contracts	(2,127,725)	(2,059,720)	(1,834,736)
Withdrawals from fixed annuity contracts	(63,563)	(68,003)	(74,022)

Net cash used for financing activities	(115,775)	(127,303)	(134,750)

Net (decrease) increase in cash, cash equivalents, and restricted cash and cash equivalents	(273,380)	309,789	(10,621)

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	431,600	121,811	132,432
End of year	$158,220	$431,600	$121,811

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$—	$—	$(8,757)

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $113,440 and $404,144 at December 31, 2019, and 2018, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $11,827 and $10,885 at December 31, 2019, and 2018, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced con    tract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2019, 2018, or 2017.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the consolidated financial statements.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.
The FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects current expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The current model for other than temporary impairment on AFS debt securities has also been modified to require the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. This guidance will be effective for the Company beginning January 1, 2020. The Company has established new processes to implement these changes and does not expect the impact of adoption to be material on the consolidated financial statements.
The FASB issued new guidance that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences.  The new guidance also simplifies other areas such as accounting for a franchise tax (or similar tax) that is partially based on income.  The new guidance clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill and also clarifies that single-member limited liability companies and similar disregarded entities that are not subject to income tax are not required to recognize an allocation of consolidated income tax expense in their separate financial statements.  The guidance will be effective for the Company beginning January 1, 2021 and early adoption is permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2024 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$4,210	$4,226
Change in benefit ratio estimate	(1,252)	3,408
Interest on reserve	199	502
Claims paid	(2,528)	(5,684)
Accrual of benefit ratio	1,599	1,758
Ending Balance	$2,228	$4,210

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The reinsurance recoverables associated with the GMDB were $2,226 and $4,206 at December 31, 2019 and 2018, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•	The base lapse rate assumption varies from 4.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.6%.

•	The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2019 and 2018. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2019	2018
Net deposits paid
Account value	$4,648,410	$4,087,912
Net amount at risk	$77,197	$96,295
Average attained age of contract holders	68	68
Ratchet (highest historical account value at specified anniversary dates)
Account value	$229,346	$206,398
Net amount at risk	$11,319	$27,093
Average attained age of contract holders	73	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½, (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$2,632	$2,367
Change in benefit ratio estimate	(598)	(24)
Interest on reserve	106	123
Accrual of benefit ratio	115	166
Ending Balance	$2,255	$2,632
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $2,179 and $2,551 at December 31, 2019, and 2018, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 13½ years from issue and age 59 ½.

•	The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2

•	The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2019, and 2018:

	Years Ended December 31,
	2019	2018
Account value	$1,620,339	$1,528,640
GWB value	$1,622,488	$1,752,166
Average attained age of contract holders	77	76

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2019	2018	2017

Debt securities	$39,916	$28,209	$29,153
Cash and cash equivalents	2,770	1,543	694
Other income	184	6,386	82
Total investment income	42,870	36,138	29,929
Less: investment expenses	3,200	2,721	2,821
Net investment income	$39,670	$33,417	$27,108

Gross realized gains and losses from sales of debt securities were as follows:

	2019	2018	2017

Debt securities:
Gross realized gains	$4,093	$567	$3,098
Gross realized losses	(1,795)	(10,651)	(3,436)
Total realized investment gains (losses)	2,298	$(10,084)	$(338)
Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0 in 2019, 2018, and 2017, respectively. The Company had no debt securities that were non-income producing for 2019 and 2018, respectively. There was no interest foregone by non-income producing securities for 2019, 2018, and 2017, respectively.
Net unrealized investment gains (losses) on debt and equity securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2019	2018

Debt securities	$42,894	$(16,043)
DAC, Premium deficiency reserves	(1,847)	470
Deferred income tax benefit (expense)	(8,741)	(99)
	$32,306	$(15,672)

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(78)	3	$16,336	$(60)	1	$20,890	$(138)	4
States and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate debt securities	22,388	(41)	10	8,471	(5)	9	30,859	(46)	19
Mortgage and asset-backed securities	781	(1)	1	3,485	(56)	4	4,266	(57)	5
Total	$27,974	$(121)	15	$28,292	$(121)	14	$56,266	$(242)	29

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	728	(7)	3	4,540	(201)	12	5,268	(208)	15
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$728	$(7)	3	$4,540	$(201)	12	$5,268	$(208)	15
Debt securities that have been in a continuous unrealized loss position as of December 31, 2018, were as follows:

	2018
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$194,489	$(1,210)	11	$194,489	$(1,210)	11
Corporate debt securities	154,352	(2,034)	110	376,890	(8,988)	359	531,242	(11,022)	469
Mortgage and asset-backed securities	1,323	(18)	1	15,688	(284)	14	17,011	(302)	15
Total	$155,675	$(2,052)	111	$587,067	$(10,482)	384	$742,742	$(12,534)	495

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	29,019	(1,447)	98	38,245	(3,172)	111	67,264	(4,619)	209
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$29,019	$(1,447)	98	$38,245	$(3,172)	111	$67,264	$(4,619)	209
The Company evaluates declines in fair values below cost for its investments. The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2019, and 2018. The majority of the securities are investment grade debt securities with average fair values of 99% and 98% of amortized cost at December 31, 2019, and 2018, respectively.

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Investments in below investment grade securities have an average fair value of 96% and 94% of amortized cost as of December 31, 2019 and 2018, respectively. The declines in fair value was primarily the result of an increase in interest rates from the securities purchase date.
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$290,289	$8,616	$(138)	—	$298,767
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	955,428	34,578	(254)	—	989,752
Mortgage and asset-backed securities	15,411	99	(57)	—	15,453
Total debt securities	$1,262,091	$43,345	$(450)	—	$1,304,986
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2018, were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$378,111	$319	$(1,210)	—	$377,220
Corporate and other debt securities	704,163	782	(15,641)	—	689,304
Mortgage and asset-backed securities	18,015	9	(302)	—	17,722
Total debt securities	$1,100,289	$1,110	$(17,153)	—	$1,084,246
During 2019 and 2018, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.
The amortized cost and fair value of debt securities at December 31, 2019, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$73,364	$73,518
Due after 1 year through 5 years	673,432	692,895
Due after 5 years through 10 years	479,337	500,991
Due after 10 years	20,547	22,129
Mortgage and asset-backed securities	15,411	15,453
	$1,262,091	$1,304,986

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
At December 31, 2019, and 2018, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,792 and $2,834 respectively. At December 31, 2018, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,787 and $2,778 respectively.
During 2017 the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $8,757. This is recorded in other expenses in the Consolidated Statements of Comprehensive Income. There were no donations in 2019 and 2018.
5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided funding payments of $8,901, $9,296, and $8,725, respectively for the years ended December 31, 2019, 2018, and 2017 respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $24,573 and $17,817 as of December 31, 2019, and 2018, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2019, and 2018 and for the years ended December 31, 2019, and 2018.

	December 31,
	2019	2018

Total Assets	$2,625	$2,072
Total Liabilities	2,507	1,964
Non controlling equity interest	$118	$108

	Years Ended December 31,
	2019	2018	2017

Total Revenues	$354	$85	$18
Total Expenses	(1,267)	(1,262)	(851)
Net Loss	(913)	(1,177)	(833)
Income tax expense	—	—	—
Net Loss	(913)	(1,177)	(833)
Less: Net loss attributable to non controlling interest	(913)	(1,177)	(833)
Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—
Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$298,767	$—		$298,767
States and political subdivisions	—	1,014	—	1,014
Corporate and other debt securities	—	989,752	—	989,752
Mortgage and asset-backed securities		15,453	—	15,453
Total available-for-sale debt securities	298,767	1,006,219	—	1,304,986
Cash equivalents	113,440	—	—	113,440
Subtotal excluding separate account assets	412,207	1,006,219	—	1,418,426
Separate account assets	34,675,142	—	—	34,675,142
Total	$35,087,349	$1,006,219	$—	$36,093,568

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2018
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$377,220	$—	$—	$377,220
Corporate and other debt securities		689,304	—	689,304
Mortgage and asset-backed securities		17,722	—	17,722
Total available-for-sale debt securities	377,220	707,026	—	1,084,246
Cash equivalents	404,144	—	—	404,144
Subtotal excluding separate account assets	781,364	707,026	—	1,488,390
Separate account assets	28,966,052	—	—	28,966,052
Total	$29,747,416	$707,026	$—	$30,454,442
There were no Level 3 assets held by the Company during 2019 or 2018. There were no transfers into or out of Level 3 during 2019 or 2018.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$717	$717	$968	$968
Policy loans	1,459	1,459	1,249	1,249
Reinsurance deposit and receivables	916,554	982,573	971,884	1,013,238

	$918,730	$984,749	$974,101	$1,015,455

Financial Liabilities:
Contract holder deposit funds	$623,562	$690,495	$640,925	$678,625
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and motality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2019	2018	2017
Current:
Federal	$17,565	$4,477	$28,204
State	260	288	606
	$17,825	$4,765	$28,810
Deferred:
Federal	$(5,880)	$2,506	$29,698
State	(58)	213	(49)
	$(5,938)	$2,719	$29,649

Income tax expense	$11,887	$7,484	$58,459
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.
Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2019	2018
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$19,629	$19,469
Contract holder reserves	35,070	30,427
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	(8,827)	(10,446)
Unrealized gains on available-for-sale securities	(9,108)	3,398
Deferred revenue	3,083	3,357
Capital loss carry forward	1,019	1,504
Deferred compensation and retirement benefit plans	1,357	1,008
Other, net	(314)	680
Net deferred tax asset before valuation allowance	41,909	49,397
Valuation allowance	—	(4,902)
Net deferred tax asset after valuation allowance	$41,909	$44,495
Change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2019	2018	2017

Beginning balance	$4,902	$—	$—
Additions charged to expense, equity	—	4,902	—
Reductions for recoveries	(4,902)	—	—
Ending balance	$—	$4,902	$—
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018	2017

Tax provision at U.S. Federal statutory rate	$24,879	$19,032	$31,139
Impact of TCJA	—	—	31,040
Unrecognized tax benefits	11,392	8,874	18,235
Dividends received deduction	(13,935)	(14,516)	(12,072)
IRC 45 tax credit	(8,380)	(10,653)	(7,518)
(Decrease), increase in valuation allowance	(1,504)	1,504	—
Other, net	(565)	3,243	(2,365)
Income tax expense	$11,887	$7,484	$58,459

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax asset balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax assets of approximately $31,040.
The effects of tax legislation were recognized in the period of enactment. The Company provided a provisional estimate related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance as of December 31, 2017. The Company made additional refinements to income taxes related to the provisional amounts during the year ended December 31, 2018.
At December 31, 2019, the Company had net capital loss carry forwards available to offset against future taxable income of $4,846 that expire in 2023.
The Company paid net federal and state income taxes of $5,987, $4,973, and $14,250 in 2019, 2018, and 2017, respectively.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2016. The Company is not currently under examination for the income tax filings in any other jurisdictions.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2019 are $39,035 (including $3,360 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2019, 2018 or 2017.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2019	2018	2017
FILI
Statutory net income	$102,715	$91,296	$73,639
Statutory surplus	$1,061,922	$957,527	$876,053

EFILI
Statutory net income	$9,230	$7,825	$6,431
Statutory surplus	$100,022	$90,200	$83,147
9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $33,778, $33,971 and $33,039 in 2019, 2018 and 2017, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $34,607, $33,311, and $32,181 in 2019, 2018 and 2017, respectively.
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $18,339, $18,012, and $18,116 in 2019, 2018 and 2017, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,125, $1,732, and $1,900 in 2019, 2018 and 2017, respectively, for such services.
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $20,397,

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
$23,192, and $29,392 in 2019, 2018 and 2017, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days in accordance with the terms of the respective agreements.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,106, $1,681, and $1,683 in 2019, 2018 and 2017, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $7,308, $9,355, and $4,937 in 2019, 2018 and 2017, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan ("RHRP"), a defined benefit health reimbursement arrangement covering eligible employees. In 2019, 2018 and 2017, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC. The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2019, 2018 and 2017, compensation expense related to the RHRP was $206, $203 and $235, respectively.
The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2020. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2019. The Company earned $0, $6,310, and $0 of interest and $122, $5, and $0 of facility fees for the years ended December 31, 2019, 2018, and 2017 respectively. Effective March, 2020, the Company and FMR LLC extended the LOC Agreement for one-year.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2019	2018	2017
Underwriting, acquisition and insurance expenses:
Commissions, gross	$34,623	$33,285	$32,181
Compensation and benefits	19,630	21,608	16,947
Capitalization of deferred policy acquisition costs	(4,511)	(4,162)	(4,755)
Amortization of deferred policy acquisition costs	660	6,348	1,780
Rent expenses	2,164	1,201	1,354
Taxes, licenses and fees	1,849	2,390	1,788
General insurance expenses	19,227	20,779	28,051

Total underwriting, acquisition and insurance expenses	$73,642	$81,449	$77,346
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,896, increased amortization by $1,008, and decreased amortization by $3,182 in 2019, 2018 and 2017, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The receivable is accounted for as a deposit asset and is recorded in Reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.
The Company is subject to concentration risks related to the two co-insurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2019	2018
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$448,371	$481,052
Principal Life Insurance Company	432,963	452,395

Reinsurance deposits and receivables	$881,334	$933,447

Contract holder deposit funds and future contract and policy benefits	$881,334	$933,447

Interest on reinsurance deposit	$23,125	$24,354

Contract and policy benefits and expenses	$19,622	$20,599
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2019	2018	2017

Direct life premiums	$13,013	$13,873	$14,269
Reinsurance ceded, net of ceding expense allowance	(4,776)	(5,712)	(7,308)
Net premiums	$8,237	$8,161	$6,961

Direct contract and policy benefits	$77,193	$86,373	$92,343
Reinsurance ceded benefits incurred	(51,627)	(57,625)	(63,258)
Reinsurance costs	14,950	15,531	17,306
Net contract and policy benefits	$40,516	$44,279	$46,391
12. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES (CONTINUED):
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to businesses that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. The Company is required to recognize the effect on the consolidated financial statements in the period the law was enacted, which is 2020. At this time, for 2018 and 2019, the Company does not expect the impact of the CARES ACT on the Company’s financial position or results of operations to be material.
The spread of COVID-19 is worldwide, dislocating the capital markets and affecting every industry. As of April 24, 2020, the Company has taken steps to protect its employees and maintain business continuity. The Company further believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.
The Company has evaluated subsequent events from the balance sheet date through April 24, 2020 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

28

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)                                     Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)                                 Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2019.

(2)                                 Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2019 and 2018.

(3)                                 Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4)                                 Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018.

(5)                                 Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018, and 2017.

(6)                                 Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018, and 2017.

(7)                                 Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018, and 2017.

(8)                                 Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9)                                 There are no financial statements included in Part A, other than Accumulation Unit Values.

b)                                     Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Account I filed on September 2, 1987 (Filed in Paper).

(a) Second Amendment to the Distribution Agreement incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(4) Variable Annuity Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(5) Form of Application for Deferred Variable Annuity incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(b) Amended Bylaws of Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations

Performance Advertising Calculations incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 3324400, on behalf of Fidelity Investments Variable Account I filed on April 26, 1990 (Filed in Paper).

(14)            (a) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund.

Amended and Restated Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Account I filed on September 2, 1987 (Filed in Paper).

(b) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(c) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III.incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(d) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV.  incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(e) Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 29, 1998.

(f) Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”)

(g) Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company

(h) Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc.

(15) Powers of Attorney

(a) Power of Attorney for William J. Johnson, Jr.  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(b) Power of Attorney for Norman L. Ashkenas Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(c) Power of Attorney for Peter G. Johannsen  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(d) Power of Attorney for Malcolm MacKay  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(e) Power of Attorney for Kathleen A. Murphy  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(f) Power of Attorney for Rodney R. Rohda Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(g) Power of Attorney for Roger T. Servison  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(h) Power of Attorney for Sriram Subramaniam  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(i) Power of Attorney for Miles Mei.  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(j) Power of Attorney for Jane P. Jamieson Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(k)  Power of Attorney for Nancy D. Prior  Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(l) Power of Attorney for David J. Vargo filed herein

Item 25. Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary
Miles Mei	Treasurer
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Felicia F. Tierney	Vice President, Human Resources
Robert K. Leach	Appointed Actuary

Robert G. Regan	Chief Risk Officer

Tamara Bogojevic-Catanzano	Illustration Actuary

Richard S. Rowland	Vice President, Channel Development

James F. Andrea, Jr.	Head of Client Services and Operations

Sandra Gorham	Vice President, Technology Management

The principal business address for each of the persons named in Item 25 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 29, 2020 there were 0 Qualified Contracts and 84,356 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgments, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)   Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President
	Kevin M. Barry	Director
	Kathleen Murphy	Director
	David Canter	Director
	Michael Lyons	Chief Financial Officer
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer

Norman Ashkenas	Chief Compliance Officer

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 30th day of April, 2020.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By:    FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2020.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

/s/ *		) By:	/s/ Lance A. Warrick
Peter G. Johannsen	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)
/s/ *		)
David J. Vargo	Director	)